Schwab Strategic Trust
Schwab International Dividend Equity ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Australia 13.4%
Aurizon Holdings Ltd.	1,453,241	3,708,027
BHP Group Ltd.	798,577	24,344,414
Rio Tinto Ltd.	292,857	21,499,367
Wesfarmers Ltd.	633,456	20,604,631
		70,156,439

Belgium 0.2%
Etablissements Franz Colruyt N.V.	13,720	355,713
Proximus SADP	48,654	500,865
		856,578

Brazil 0.0%
Porto Seguro S.A.	26,572	122,330

Canada 7.3%
BCE, Inc.	93,319	4,409,541
Great-West Lifeco, Inc.	41,405	979,769
Quebecor, Inc., Class B	48,789	1,043,293
Sun Life Financial, Inc.	89,539	4,209,793
The Bank of Nova Scotia	182,497	9,447,252
The Toronto-Dominion Bank	276,400	18,253,369
		38,343,017

China 2.9%
Anhui Conch Cement Co., Ltd., H Shares	268,228	970,782
China Construction Bank Corp., H Shares	15,085,108	9,102,666
China Life Insurance Co., Ltd., H Shares	1,134,614	1,723,980
China Shenhua Energy Co., Ltd., H Shares	764,534	2,350,755
Hengan International Group Co., Ltd.	161,274	742,784
Jiangsu Expressway Co., Ltd., H Shares	273,427	246,611
		15,137,578

Finland 3.7%
Elisa Oyj	46,653	2,390,284
Kesko Oyj, B Shares	67,193	1,417,606
Kone Oyj, B Shares	318,203	15,566,065
		19,373,955

Germany 9.8%
Allianz SE	62,487	13,147,823
Deutsche Post AG	548,295	21,356,996
E.ON SE	1,771,153	16,639,141
		51,143,960

SECURITY	NUMBER OF SHARES	VALUE ($)
India 2.0%
Colgate-Palmolive (India) Ltd.	33,069	662,771
HCL Technologies Ltd.	239,565	3,297,112
Indian Oil Corp., Ltd.	867,289	816,316
ITC Ltd.	731,444	3,053,812
Petronet LNG Ltd.	168,355	439,616
Power Grid Corp. of India Ltd.	774,641	2,130,741
		10,400,368

Italy 4.8%
Assicurazioni Generali S.p.A.	184,204	3,212,935
Enel S.p.A.	4,121,272	21,785,959
		24,998,894

Japan 8.8%
ABC-Mart, Inc.	24,751	1,236,308
Daito Trust Construction Co., Ltd.	54,329	5,964,743
Japan Tobacco, Inc.	271,388	5,475,799
KDDI Corp.	485,697	14,309,161
K's Holdings Corp.	133,087	1,087,281
Nintendo Co., Ltd.	362,308	15,303,450
Seven Bank Ltd.	113,825	212,902
Sompo Holdings, Inc.	53,162	2,308,360
		45,898,004

Malaysia 0.1%
Petronas Gas Berhad	174,900	660,668

Mexico 1.6%
America Movil S.A.B. de C.V., Series L	5,955,732	5,770,206
Arca Continental S.A.B. de C.V.	117,642	977,764
Coca-Cola Femsa S.A.B. de C.V.	129,906	882,223
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	350,195	592,892
Sitios Latinoamerica S.A.B. de C.V. *	293,924	131,688
		8,354,773

Netherlands 1.4%
Koninklijke Ahold Delhaize N.V.	257,790	7,383,031

New Zealand 0.9%
Contact Energy Ltd.	614,833	2,860,226
Spark New Zealand Ltd.	581,628	1,860,433
		4,720,659

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Norway 1.6%
Gjensidige Forsikring A.S.A.	28,806	546,586
Telenor A.S.A.	199,839	1,909,976
Yara International A.S.A. (a)	128,693	5,807,941
		8,264,503

Philippines 0.2%
PLDT, Inc.	26,906	833,439

Qatar 0.3%
Industries Qatar QSC	452,224	1,849,005

Republic of Korea 0.5%
GS Retail Co., Ltd.	11,016	248,911
Korean Reinsurance Co.	11,838	75,399
KT&G Corp.	27,123	2,054,508
		2,378,818

Russia 0.0%
Severstal PAO *(b)(c)	708	328

Saudi Arabia 1.6%
Advanced Petrochemical Co.	28,594	316,042
Jarir Marketing Co.	13,390	587,710
SABIC Agri-Nutrients Co.	52,809	2,025,685
Saudi Telecom Co.	557,569	5,702,874
		8,632,311

Singapore 0.7%
Singapore Exchange Ltd.	126,081	832,688
Singapore Technologies Engineering Ltd.	1,227,477	3,072,500
		3,905,188

South Africa 0.3%
Vodacom Group Ltd.	227,060	1,679,823

Spain 1.1%
Red Electrica Corp. S.A.	341,707	5,909,128

Sweden 0.3%
Tele2 AB, B Shares	169,876	1,478,637

Switzerland 9.3%
EMS-Chemie Holding AG	5,350	3,661,191
Roche Holding AG	59,110	19,096,361
SGS S.A.	4,790	11,060,614
Swisscom AG	7,865	4,195,217
Zurich Insurance Group AG	23,024	10,944,707
		48,958,090

Taiwan 3.2%
Advantech Co., Ltd.	100,000	1,077,478
Asia Cement Corp.	581,000	776,409
Asustek Computer, Inc.	158,000	1,359,887
Cheng Loong Corp.	213,321	187,399
Chicony Electronics Co., Ltd.	150,000	404,297
Chunghwa Telecom Co., Ltd.	1,177,000	4,322,515
Great Wall Enterprise Co., Ltd.	190,554	274,682
Lite-On Technology Corp.	503,000	1,067,668
SECURITY	NUMBER OF SHARES	VALUE ($)
Quanta Computer, Inc.	628,000	1,454,913
Radiant Opto-Electronics Corp.	106,334	361,265
Simplo Technology Co., Ltd.	37,356	366,241
Synnex Technology International Corp.	286,000	539,509
Taiwan Cement Corp.	1,407,705	1,544,101
Uni-President Enterprises Corp.	1,179,000	2,521,619
Wistron Corp.	661,000	591,372
		16,849,355

Thailand 0.2%
Intouch Holdings PCL NVDR	358,700	750,153
Supalai PCL NVDR	168,055	109,606
Tisco Financial Group PCL NVDR	58,801	162,572
		1,022,331

Turkey 0.2%
BIM Birlesik Magazalar A/S	111,140	803,937

United Arab Emirates 1.4%
Emirates Telecommunications Group Co. PJSC	1,078,452	7,575,296

United Kingdom 21.7%
Admiral Group plc	41,799	1,008,511
BAE Systems plc	2,180,574	21,361,653
British American Tobacco plc	489,908	19,784,162
GSK plc	1,263,121	21,161,802
Haleon plc *	1,252,086	4,236,242
Imperial Brands plc	236,647	5,988,737
Schroders plc	116,834	615,545
SSE plc	826,934	16,825,236
St. James's Place plc	83,285	1,140,121
Unilever plc	432,544	21,346,436
		113,468,445
Total Common Stocks (Cost $553,012,502)		521,158,888

PREFERRED STOCKS 0.0% OF NET ASSETS

Russia 0.0%
Sberbank of Russia PJSC *(b)(c)	69,290	2,991
Total Preferred Stocks (Cost $260,897)		2,991

SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (d)	593,717	593,717
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (d)(e)	5,301,050	5,301,050
		5,894,767
Total Short-Term Investments (Cost $5,894,767)		5,894,767
Total Investments in Securities (Cost $559,168,166)		527,056,646

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/16/22	25	2,474,750	252,587
MSCI Emerging Markets Index, expires 12/16/22	4	196,500	14,239
Net Unrealized Appreciation			266,826

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,932,731.
(b)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$521,158,560	$—	$—	$521,158,560
Russia	—	—	328	328
Preferred Stocks
Russia	—	—	2,991	2,991
Short-Term Investments[1]	5,894,767	—	—	5,894,767
Futures Contracts[2]	266,826	—	—	266,826
Total	$527,320,153	$—	$3,319	$527,323,472

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab International Equity ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Australia 7.3%
Adbri Ltd.	776,833	894,821
AGL Energy Ltd.	1,084,357	5,780,503
Allkem Ltd. *	954,182	8,722,564
ALS Ltd.	785,799	6,378,145
Altium Ltd.	177,360	4,512,376
Alumina Ltd.	4,157,670	4,218,353
Amcor plc	2,416,395	29,080,126
AMP Ltd. *	5,500,425	5,009,743
Ampol Ltd.	383,357	7,340,030
Ansell Ltd.	215,082	4,152,685
APA Group	1,924,765	14,424,078
Aristocrat Leisure Ltd.	1,083,368	25,415,369
ASX Ltd.	313,823	14,810,486
Atlas Arteria Ltd.	2,324,879	10,945,509
Aurizon Holdings Ltd.	2,845,287	7,259,912
Australia & New Zealand Banking Group Ltd.	4,983,115	82,562,128
Bank of Queensland Ltd.	1,067,194	5,131,544
Beach Energy Ltd.	2,956,619	3,524,485
Bendigo & Adelaide Bank Ltd.	881,750	5,403,148
BHP Group Ltd.	8,147,565	248,376,419
BlueScope Steel Ltd.	784,567	9,210,691
Boral Ltd.	691,253	1,402,684
Brambles Ltd.	2,224,026	18,036,999
carsales.com Ltd.	541,424	8,281,593
Challenger Ltd.	1,073,814	5,242,481
Charter Hall Group	763,539	7,133,221
Cleanaway Waste Management Ltd.	3,288,902	6,079,114
Cochlear Ltd.	102,136	14,640,438
Coles Group Ltd.	2,058,677	23,368,896
Commonwealth Bank of Australia	2,763,476	199,616,477
Computershare Ltd.	864,398	16,116,223
CSL Ltd.	778,720	156,509,992
CSR Ltd.	1,042,662	3,386,613
Deterra Royalties Ltd.	693,154	2,144,628
Dexus	1,696,573	9,089,559
Domain Holdings Australia Ltd.	453,573	929,499
Domino's Pizza Enterprises Ltd.	97,476	4,333,265
Downer EDI Ltd.	1,064,759	3,686,567
Endeavour Group Ltd.	2,044,491	9,543,293
Evolution Mining Ltd.	2,788,320	5,023,139
Flight Centre Travel Group Ltd. *	243,582	2,619,817
Fortescue Metals Group Ltd.	2,580,332	33,489,575
Goodman Group	2,962,030	37,927,797
Harvey Norman Holdings Ltd.	947,429	2,696,596
IDP Education Ltd.	292,591	5,837,296
IGO Ltd.	1,001,372	10,327,529
Iluka Resources Ltd.	672,526	4,544,441
Incitec Pivot Ltd.	3,117,219	8,350,406
Insignia Financial Ltd.	1,148,025	2,506,393
Insurance Australia Group Ltd.	3,991,434	12,777,242
James Hardie Industries plc	723,415	14,146,553
SECURITY	NUMBER OF SHARES	VALUE ($)
JB Hi-Fi Ltd.	169,591	5,075,671
Lendlease Corp., Ltd.	1,122,476	5,720,605
Lynas Rare Earths Ltd. *	1,418,663	8,208,679
Macquarie Group Ltd.	563,556	67,447,554
Magellan Financial Group Ltd. (a)	211,319	1,385,484
Medibank Pvt Ltd.	4,431,755	8,696,082
Metcash Ltd.	1,645,929	4,618,547
Mineral Resources Ltd.	270,885	15,859,009
Mirvac Group	6,233,635	9,309,503
National Australia Bank Ltd.	5,140,485	108,579,055
Newcrest Mining Ltd.	1,436,256	19,054,458
NEXTDC Ltd. *	752,515	4,974,078
Northern Star Resources Ltd.	1,832,523	13,008,750
Nufarm Ltd.	633,103	2,552,414
Orica Ltd.	711,059	7,061,989
Origin Energy Ltd.	2,837,581	14,936,577
Orora Ltd.	1,374,034	2,870,994
OZ Minerals Ltd.	525,334	9,650,317
Perpetual Ltd. (a)	99,162	1,660,220
Pilbara Minerals Ltd. *	4,293,766	13,399,993
Platinum Asset Management Ltd.	914,223	1,105,120
Pro Medicus Ltd.	67,413	2,683,507
Qantas Airways Ltd. *	1,415,367	5,914,716
QBE Insurance Group Ltd.	2,364,019	20,375,571
Qube Holdings Ltd.	2,704,202	5,034,591
Ramsay Health Care Ltd.	279,641	12,324,605
REA Group Ltd.	80,266	6,628,423
Reece Ltd.	328,197	3,371,633
Region RE Ltd.	1,900,478	3,512,790
Rio Tinto Ltd.	600,461	44,081,349
Santos Ltd.	4,969,118	24,625,854
Scentre Group	8,260,521	16,430,250
SEEK Ltd.	560,652	8,290,347
Seven Group Holdings Ltd.	219,226	3,077,256
Sims Ltd.	261,480	2,274,720
Sonic Healthcare Ltd.	782,237	16,910,333
South32 Ltd.	7,542,664	20,306,314
Stockland	3,969,246	10,101,175
Suncorp Group Ltd.	2,054,659	16,401,980
Tabcorp Holdings Ltd.	3,626,272	2,574,225
Telstra Corp., Ltd.	6,540,495	17,433,074
The GPT Group	3,051,893	9,156,460
The Lottery Corp., Ltd. *	3,587,977	11,077,222
The Star Entertainment Grp Ltd. *	1,448,084	2,628,109
TPG Telecom Ltd.	584,921	1,915,518
Transurban Group	4,978,558	47,644,862
Treasury Wine Estates Ltd.	1,192,698	11,022,747
Vicinity Ltd.	6,132,939	8,337,675
Washington H Soul Pattinson & Co., Ltd.	441,854	8,377,201
Wesfarmers Ltd.	1,833,993	59,654,890
Westpac Banking Corp.	5,640,567	89,790,878
Whitehaven Coal Ltd.	1,279,180	8,600,935
WiseTech Global Ltd.	254,513	9,713,794
Woodside Energy Group Ltd.	3,108,491	77,628,692
Woolworths Group Ltd.	1,966,982	45,406,909

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Worley Ltd.	611,732	6,055,025
Xero Ltd. *	204,315	9,665,653
		2,107,145,823

Austria 0.2%
ANDRITZ AG	114,932	6,147,748
Erste Group Bank AG	531,535	16,199,929
OMV AG	226,618	11,704,193
Raiffeisen Bank International AG *	201,189	3,113,528
Telekom Austria AG	257,360	1,555,495
Verbund AG	106,379	9,425,325
Voestalpine AG	189,819	5,073,806
		53,220,024

Belgium 0.8%
Ackermans & van Haaren N.V.	35,799	5,565,925
Ageas S.A./N.V.	295,827	11,717,893
Anheuser-Busch InBev S.A./N.V.	1,401,990	80,911,466
Argenx SE *	89,265	35,845,559
D'ieteren Group	36,717	6,831,481
Elia Group S.A./N.V.	59,537	8,337,107
Etablissements Franz Colruyt N.V.	79,270	2,055,200
Groupe Bruxelles Lambert N.V.	169,150	13,344,543
KBC Group N.V.	441,180	23,957,720
Proximus SADP	235,283	2,422,106
Sofina S.A.	23,832	5,045,139
Solvay S.A.	110,289	10,660,923
UCB S.A.	198,112	15,662,044
Umicore S.A.	332,275	11,700,740
Warehouses De Pauw CVA	233,228	6,075,622
		240,133,468

Canada 9.1%
Agnico Eagle Mines Ltd.	743,148	37,138,214
Alimentation Couche-Tard, Inc.	1,266,282	57,238,151
Bank of Montreal	1,094,457	106,063,112
Barrick Gold Corp.	2,864,106	46,372,447
BCE, Inc.	493,619	23,324,654
Brookfield Asset Management, Inc., Class A	2,161,523	101,116,610
Canadian Imperial Bank of Commerce	1,432,835	68,476,344
Canadian National Railway Co.	995,057	126,751,046
Canadian Natural Resources Ltd.	1,777,985	105,325,644
Canadian Pacific Railway Ltd.	1,504,078	122,183,455
Canadian Tire Corp., Ltd., Class A	87,393	9,820,351
Canadian Utilities Ltd., Class A	187,357	5,084,358
Cenovus Energy, Inc.	1,980,027	39,068,911
CGI, Inc. *	345,493	29,928,965
Constellation Software, Inc.	31,390	50,210,107
Dollarama, Inc.	444,032	26,965,519
Enbridge, Inc.	3,282,760	134,511,557
Fairfax Financial Holdings Ltd.	34,768	19,792,909
Fortis, Inc.	767,673	30,657,089
Franco-Nevada Corp.	308,757	44,750,065
George Weston Ltd.	114,348	14,208,100
Great-West Lifeco, Inc.	435,242	10,299,154
Hydro One Ltd.	504,966	14,012,555
IGM Financial, Inc.	132,492	3,814,386
Imperial Oil Ltd.	314,360	17,745,792
Intact Financial Corp.	283,774	42,127,576
Loblaw Cos., Ltd.	250,498	22,431,554
Magna International, Inc.	439,107	26,828,379
Manulife Financial Corp.	3,078,831	55,026,979
Metro, Inc.	390,175	22,264,467
National Bank of Canada	541,071	38,286,450
SECURITY	NUMBER OF SHARES	VALUE ($)
Nutrien Ltd.	871,504	69,497,896
Pembina Pipeline Corp.	881,422	31,929,361
Power Corp. of Canada	882,952	22,039,607
Restaurant Brands International, Inc.	490,815	32,340,860
Royal Bank of Canada	2,272,891	224,288,086
Saputo, Inc.	397,551	9,794,352
Shaw Communications, Inc., Class B	698,111	18,903,633
Shopify, Inc., Class A *	1,845,487	75,224,321
Sun Life Financial, Inc.	945,437	44,450,951
Suncor Energy, Inc.	2,211,059	72,136,269
TC Energy Corp.	1,637,152	71,973,342
Teck Resources Ltd., Class B	749,127	27,551,429
TELUS Corp.	760,936	16,075,243
The Bank of Nova Scotia	1,951,321	101,013,283
The Toronto-Dominion Bank	2,946,099	194,559,448
Thomson Reuters Corp.	266,512	31,137,299
Tourmaline Oil Corp.	455,536	27,509,576
Waste Connections, Inc.	416,087	59,584,812
Wheaton Precious Metals Corp.	734,758	28,453,784
		2,610,288,452

Denmark 2.2%
AP Moller - Maersk A/S, Class A	4,162	8,659,670
AP Moller - Maersk A/S, Class B	8,881	18,871,679
Carlsberg A/S, Class B	151,590	18,748,080
Chr. Hansen Holding A/S	165,679	10,013,629
Coloplast A/S, Class B	215,939	24,918,913
Danske Bank A/S	1,066,791	18,829,111
Demant A/S *	158,137	4,378,283
DSV A/S	304,994	47,245,634
Genmab A/S *	106,093	48,011,132
GN Store Nord A/S	200,255	4,682,236
H. Lundbeck A/S	491,906	1,798,419
Novo Nordisk A/S, Class B	2,531,926	309,844,344
Novozymes A/S, B Shares	319,452	18,149,023
Orsted A/S	305,532	26,244,529
Pandora A/S	147,853	10,798,793
Rockwool A/S, Class B	9,823	2,107,056
Royal Unibrew A/S	78,963	5,313,609
SimCorp A/S	63,972	4,062,178
Tryg A/S	574,345	13,158,644
Vestas Wind Systems A/S	1,630,951	40,518,082
		636,353,044

Finland 1.1%
Elisa Oyj	232,974	11,936,510
Fortum Oyj	706,251	11,064,214
Huhtamaki Oyj	149,661	5,405,773
Kesko Oyj, B Shares	432,129	9,116,852
Kojamo Oyj	327,278	4,812,099
Kone Oyj, B Shares	637,817	31,201,154
Metso Outotec Oyj	983,718	9,063,295
Neste Oyj	674,345	34,258,696
Nokia Oyj	9,097,764	43,587,028
Nordea Bank Abp	5,821,045	60,008,302
Orion Oyj, B Shares	169,137	8,836,466
Sampo Oyj, A Shares	791,621	39,564,585
Stora Enso Oyj, R Shares	938,231	13,500,540
UPM-Kymmene Oyj	857,667	30,881,890
Valmet Oyj	266,248	6,721,967
Wartsila Oyj Abp	778,987	6,607,566
		326,566,937

France 9.2%
Accor S.A. *	301,370	7,825,906
Aeroports de Paris *	46,563	7,035,721

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Air Liquide S.A.	827,442	117,760,052
Airbus SE	904,132	101,658,575
ALD S.A.	131,715	1,300,599
Alstom S.A.	492,045	12,594,922
Amundi S.A.	91,155	5,021,388
Arkema S.A.	102,379	8,867,469
AXA S.A.	2,990,758	83,206,289
BioMerieux	70,809	7,003,588
BNP Paribas S.A.	1,742,829	95,880,323
Bollore SE	1,624,582	8,965,943
Bouygues S.A.	345,189	10,506,327
Bureau Veritas S.A.	457,081	11,775,247
Capgemini SE	260,107	45,797,069
Carrefour S.A.	973,563	16,464,895
Cie de L'Odet SE	596	785,499
Cie de Saint-Gobain	741,012	33,376,685
Cie Generale des Etablissements Michelin S.C.A.	1,128,174	31,044,405
Covivio	78,655	4,478,587
Credit Agricole S.A.	1,951,991	19,314,823
Danone S.A.	987,120	50,900,706
Dassault Aviation S.A.	36,290	5,649,738
Dassault Systemes SE	1,076,140	38,875,841
Edenred	400,944	21,665,419
Eiffage S.A.	119,087	11,518,726
Electricite de France S.A.	1,008,747	12,463,874
Engie S.A.	2,691,055	40,232,658
EssilorLuxottica S.A.	481,060	87,820,827
Eurazeo SE	80,101	4,936,187
Euroapi S.A. *	73,050	1,285,440
Eurofins Scientific SE	197,188	13,485,557
Euronext N.V.	131,303	9,834,165
Faurecia SE *	259,623	4,211,639
Gecina S.A.	82,483	7,919,592
Getlink SE	741,187	12,084,687
Hermes International	50,138	79,630,917
ICADE	52,749	2,141,018
Ipsen S.A.	55,051	6,076,444
JCDecaux SE *	123,325	2,196,781
Kering S.A.	117,985	68,929,585
Klepierre S.A. *	297,174	6,725,554
La Francaise des Jeux SAEM	142,802	5,619,718
Legrand S.A.	430,500	34,344,113
L'Oreal S.A.	398,650	145,634,717
LVMH Moet Hennessy Louis Vuitton SE	403,395	306,241,669
Neoen S.A.	70,975	2,812,095
Orange S.A.	3,100,989	31,188,567
Pernod-Ricard S.A.	331,335	64,461,996
Publicis Groupe S.A.	368,007	23,644,504
Remy Cointreau S.A.	40,218	6,824,443
Renault S.A. *	315,673	11,314,386
Rexel S.A.	383,418	6,889,020
Safran S.A.	565,890	68,416,938
Sanofi	1,764,064	157,079,516
Sartorius Stedim Biotech	39,318	13,088,403
Schneider Electric SE	860,146	123,034,380
SCOR SE	248,894	4,675,713
SEB S.A.	47,599	3,685,575
Societe Generale S.A.	1,219,366	30,119,924
Sodexo S.A.	144,084	13,604,251
SOITEC *	39,386	6,227,034
Somfy S.A.	11,710	1,731,414
STMicroelectronics N.V.	1,027,669	38,151,208
Teleperformance	93,737	20,789,607
Thales S.A.	163,633	20,580,404
TotalEnergies SE	3,831,465	237,927,000
UbiSoft Entertainment S.A. *	153,819	4,209,732
Valeo S.A.	394,316	7,206,631
SECURITY	NUMBER OF SHARES	VALUE ($)
Veolia Environnement S.A.	1,007,732	25,504,480
Vinci S.A.	804,077	79,993,410
Vivendi SE	1,144,805	10,113,660
Wendel SE	45,312	4,126,678
Worldline S.A. *	394,159	18,242,766
		2,646,733,619

Germany 6.4%
1&1 AG	81,828	1,160,180
adidas AG	271,138	34,132,203
Allianz SE	658,893	138,636,975
Aroundtown S.A.	1,783,731	4,215,039
BASF SE	1,486,037	74,232,690
Bayer AG	1,590,326	90,683,578
Bayerische Motoren Werke AG	508,684	45,206,276
Bechtle AG	128,970	4,564,128
Beiersdorf AG	161,045	17,236,984
Brenntag SE	250,220	15,453,186
Carl Zeiss Meditec AG, Class B	61,254	8,145,512
Commerzbank AG *	1,684,242	13,883,841
Continental AG	180,019	10,617,222
Covestro AG	283,589	11,145,539
CTS Eventim AG & Co., KGaA *	97,089	5,938,080
Daimler Truck Holding AG *	684,693	22,115,662
Delivery Hero SE *	307,307	12,963,670
Deutsche Bank AG	3,292,078	34,310,416
Deutsche Boerse AG	296,775	53,750,523
Deutsche Lufthansa AG *	990,818	7,811,637
Deutsche Post AG	1,572,055	61,234,139
Deutsche Telekom AG	5,482,353	109,545,000
Deutsche Wohnen SE	79,940	1,697,236
DWS Group GmbH & Co. KGaA	54,954	1,723,530
E.ON SE	3,590,463	33,730,693
Evonik Industries AG	320,060	6,170,818
Evotec SE *	247,787	4,325,794
Fielmann AG	38,879	1,393,105
Fraport AG Frankfurt Airport Services Worldwide *	56,518	2,410,967
Fresenius Medical Care AG & Co. KGaA	331,908	10,156,780
Fresenius SE & Co. KGaA	667,738	18,260,964
FUCHS PETROLUB SE	46,450	1,367,859
GEA Group AG	262,302	10,500,679
Hannover Rueck SE	97,281	18,190,030
HeidelbergCement AG	236,374	12,685,093
Hella GmbH & Co. KGaA	34,964	2,887,254
HelloFresh SE *	271,409	6,533,686
Henkel AG & Co. KGaA	164,055	10,760,153
HOCHTIEF AG	30,712	1,743,670
Infineon Technologies AG	2,118,685	68,760,993
KION Group AG	140,172	3,892,528
Knorr-Bremse AG	105,048	5,866,742
LANXESS AG	134,864	5,276,782
LEG Immobilien SE	120,879	7,554,906
Mercedes-Benz Group AG	1,359,981	90,179,588
Merck KGaA	208,736	37,353,962
METRO AG *	212,071	1,857,142
MTU Aero Engines AG	85,738	17,691,335
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	226,683	70,301,316
Nemetschek SE	91,681	4,399,008
Puma SE	158,199	7,932,722
QIAGEN N.V. *	357,851	17,435,584
Rational AG	7,399	4,513,889
Rheinmetall AG	69,990	14,009,473
RTL Group S.A.	64,068	2,609,678
RWE AG	1,023,579	44,264,972

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SAP SE	1,794,397	193,000,349
Sartorius AG	4,698	1,514,073
Scout24 SE	130,880	7,002,159
Siemens AG	1,223,228	165,271,126
Siemens Energy AG *(a)	704,367	11,466,224
Siemens Healthineers AG	446,896	23,311,015
Sixt SE	23,163	2,192,987
SUSE S.A. *	57,176	1,101,481
Symrise AG	212,120	23,795,695
Talanx AG *	88,371	3,872,585
Telefonica Deutschland Holding AG	1,479,183	3,484,717
ThyssenKrupp AG *	791,104	4,331,830
Traton SE	75,938	1,189,263
United Internet AG	175,943	3,655,802
Vantage Towers AG (a)	145,810	4,912,360
Varta AG (a)	22,061	636,477
Volkswagen AG	47,535	8,959,273
Vonovia SE	1,287,938	31,150,679
Wacker Chemie AG	22,674	2,828,402
Zalando SE *	361,382	11,066,162
		1,830,164,070

Hong Kong 2.5%
AAC Technologies Holdings, Inc. *(a)	1,105,651	2,544,038
AIA Group Ltd.	19,377,750	194,882,246
ASMPT Ltd.	504,455	3,709,656
BOC Aviation Ltd.	329,365	2,584,537
BOC Hong Kong Holdings Ltd.	5,850,145	18,549,880
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	0
Budweiser Brewing Co. APAC Ltd.	2,811,653	8,068,801
Cathay Pacific Airways Ltd. *(a)	1,624,864	1,677,843
Champion REIT	3,173,240	1,097,655
Chow Tai Fook Jewellery Group Ltd.	2,892,171	5,061,438
CK Asset Holdings Ltd.	3,196,107	19,060,762
CK Hutchison Holdings Ltd.	4,328,676	25,121,904
CK Infrastructure Holdings Ltd.	976,164	4,914,899
CLP Holdings Ltd.	2,655,561	19,256,262
DFI Retail Group Holdings Ltd.	532,413	1,362,977
ESR Group Ltd.	3,333,924	7,534,485
First Pacific Co., Ltd.	4,436,170	1,386,747
Galaxy Entertainment Group Ltd.	3,496,307	20,918,267
Hang Lung Group Ltd.	1,437,199	2,522,532
Hang Lung Properties Ltd.	2,869,198	5,285,897
Hang Seng Bank Ltd.	1,193,592	18,380,598
Henderson Land Development Co., Ltd.	2,139,998	7,046,051
Hong Kong & China Gas Co., Ltd.	17,813,096	15,153,284
Hong Kong Exchanges & Clearing Ltd.	2,054,332	80,536,236
Hongkong Land Holdings Ltd.	1,793,141	7,190,495
Huabao International Holdings Ltd. (a)	1,495,763	783,764
HUTCHMED China Ltd. *	867,362	2,383,565
Hysan Development Co., Ltd.	1,056,151	2,780,591
Jardine Matheson Holdings Ltd.	318,528	15,391,273
JS Global Lifestyle Co., Ltd.	2,040,880	2,266,918
Kerry Logistics Network Ltd.	493,240	864,458
Kerry Properties Ltd.	982,233	1,872,478
Lenovo Group Ltd.	12,241,318	10,319,374
Link REIT	3,495,420	23,510,288
L'Occitane International S.A.	706,664	1,969,117
Man Wah Holdings Ltd.	2,481,979	2,260,825
Melco International Development Ltd. *	1,135,548	912,163
MMG Ltd. *(a)	3,896,928	1,008,493
MTR Corp., Ltd.	2,362,100	11,363,379
SECURITY	NUMBER OF SHARES	VALUE ($)
NagaCorp Ltd. *	2,599,257	1,871,478
New World Development Co., Ltd.	2,325,336	5,505,376
Nexteer Automotive Group Ltd.	1,384,880	906,635
NWS Holdings Ltd.	2,230,298	1,831,556
Orient Overseas International Ltd.	214,280	4,013,546
PCCW Ltd.	6,995,013	3,046,960
Power Assets Holdings Ltd.	2,227,148	11,456,024
Prada S.p.A.	852,314	4,668,045
Samsonite International S.A. *	2,079,578	5,541,634
Sands China Ltd. *	3,939,354	10,598,480
Shangri-La Asia Ltd. *	1,811,967	1,123,557
Sino Land Co., Ltd.	5,930,798	7,377,881
SITC International Holdings Co., Ltd.	1,959,865	4,278,534
SJM Holdings Ltd. *(a)	3,814,513	1,808,173
Sun Hung Kai Properties Ltd.	2,296,096	27,563,154
Swire Pacific Ltd., Class A	777,309	6,079,651
Swire Pacific Ltd., Class B	1,960,429	2,353,369
Swire Properties Ltd.	1,795,269	4,020,409
Techtronic Industries Co., Ltd.	2,124,554	25,258,934
The Bank of East Asia Ltd.	1,628,274	1,867,024
The Wharf Holdings Ltd. (a)	2,018,299	5,442,982
United Energy Group Ltd.	12,425,505	1,146,161
Vitasoy International Holdings Ltd. *	1,317,129	2,399,535
VTech Holdings Ltd.	280,305	1,779,401
Want Want China Holdings Ltd.	7,252,298	4,924,371
WH Group Ltd.	12,749,949	7,464,899
Wharf Real Estate Investment Co., Ltd.	2,551,101	11,766,016
Wynn Macau Ltd. *	2,196,789	1,677,389
Xinyi Glass Holdings Ltd.	3,317,015	6,357,382
Yue Yuen Industrial Holdings Ltd.	1,243,333	1,553,071
		727,215,803

Ireland 0.2%
AIB Group plc	1,690,084	5,384,162
Bank of Ireland Group plc	1,467,695	11,799,542
Glanbia plc	300,439	3,582,238
Kerry Group plc, Class A	247,477	23,070,918
Kingspan Group plc	243,477	13,397,196
		57,234,056

Israel 0.7%
Airport City Ltd. *	124,066	2,160,718
Alony Hetz Properties & Investments Ltd.	165,280	1,892,172
Amot Investments Ltd.	271,950	1,722,989
Ashtrom Group Ltd.	67,894	1,406,759
Azrieli Group Ltd.	58,846	4,094,984
Bank Hapoalim B.M.	2,156,584	20,388,885
Bank Leumi Le-Israel B.M.	2,454,843	21,863,990
Bezeq The Israeli Telecommunication Corp., Ltd.	3,409,152	6,224,867
Big Shopping Centers Ltd.	20,768	2,379,385
Delek Group Ltd. *	12,614	1,579,355
Elbit Systems Ltd.	39,060	6,724,528
Elco Ltd.	10,470	593,248
Electra Ltd.	2,984	1,712,408
Energix-Renewable Energies Ltd.	297,337	1,077,214
Enlight Renewable Energy Ltd. *	1,649,579	3,651,707
Fattal Holdings 1998 Ltd. *	11,648	1,168,075
Fox Wizel Ltd.	11,873	1,311,078
Gav-Yam Lands Corp., Ltd.	74,997	631,658
Harel Insurance Investments & Financial Services Ltd.	200,294	1,941,812
ICL Group Ltd.	1,187,030	9,660,552
Israel Corp., Ltd.	5,624	2,246,144
Israel Discount Bank Ltd., A Shares	2,021,383	11,734,722

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kenon Holdings Ltd.	25,356	898,774
Maytronics Ltd.	84,841	948,661
Melisron Ltd.	28,723	2,121,987
Mivne Real Estate KD Ltd.	1,110,830	3,676,689
Mizrahi Tefahot Bank Ltd.	226,988	8,216,909
Nice Ltd. *	101,789	19,087,466
Nova Ltd. *	45,451	3,724,023
OPC Energy Ltd. *	99,958	1,100,312
Paz Oil Co., Ltd. *	14,689	1,947,720
Sapiens International Corp. N.V.	37,811	727,114
Shapir Engineering and Industry Ltd.	193,386	1,643,358
Shikun & Binui Ltd. *	378,091	1,462,919
Shufersal Ltd.	423,007	2,722,947
Strauss Group Ltd.	72,513	1,790,180
Teva Pharmaceutical Industries Ltd. *	1,596,555	13,650,515
The First International Bank of Israel Ltd.	92,446	3,968,134
The Phoenix Holdings Ltd.	203,047	2,315,123
Tower Semiconductor Ltd. *	172,421	7,565,875
		183,735,956

Italy 2.0%
A2A S.p.A.	2,345,084	3,083,464
Amplifon S.p.A.	209,009	5,778,283
Assicurazioni Generali S.p.A.	2,223,261	38,778,713
Banca Mediolanum S.p.A.	409,030	3,393,688
Buzzi Unicem S.p.A.	137,095	2,595,929
CNH Industrial N.V.	1,589,665	24,993,909
Davide Campari-Milano N.V.	828,187	8,548,744
De'Longhi S.p.A.	109,380	2,403,377
DiaSorin S.p.A.	36,572	4,780,474
Enel S.p.A.	12,634,960	66,791,204
Eni S.p.A.	3,949,383	58,248,280
Ferrari N.V.	195,335	42,618,736
FinecoBank Banca Fineco S.p.A.	994,032	15,802,915
Hera S.p.A.	1,290,902	3,507,698
Infrastrutture Wireless Italiane S.p.A.	578,965	5,662,054
Interpump Group S.p.A.	127,978	5,600,332
Intesa Sanpaolo S.p.A.	26,954,407	58,893,139
Italgas S.p.A.	797,806	4,604,288
Leonardo S.p.A.	645,013	5,089,950
Mediobanca Banca di Credito Finanziario S.p.A.	1,084,160	10,285,635
Moncler S.p.A.	326,624	16,495,924
Nexi S.p.A. *	1,348,643	11,670,046
Pirelli & C S.p.A.	813,849	3,553,033
Poste Italiane S.p.A.	722,422	6,981,698
Prysmian S.p.A.	426,984	14,684,109
Recordati Industria Chimica e Farmaceutica S.p.A.	158,067	6,614,309
Reply S.p.A.	36,049	4,186,893
Snam S.p.A.	3,608,879	18,088,911
Stellantis N.V.	3,270,595	50,149,815
Telecom Italia S.p.A. *	17,297,975	3,672,599
Tenaris S.A.	752,763	12,955,500
Terna - Rete Elettrica Nazionale	2,256,222	16,981,996
UniCredit S.p.A.	3,181,715	42,667,304
UnipolSai Assicurazioni S.p.A.	695,808	1,749,543
		581,912,492

Japan 20.4%
ABC-Mart, Inc.	41,807	2,088,253
Acom Co., Ltd.	632,006	1,453,876
Activia Properties, Inc.	1,112	3,402,781
Advance Residence Investment Corp.	2,061	5,080,866
Advantest Corp.	306,647	20,063,689
Aeon Co., Ltd.	1,139,368	23,050,278
SECURITY	NUMBER OF SHARES	VALUE ($)
AEON Financial Service Co., Ltd.	177,628	1,869,969
Aeon Mall Co., Ltd.	186,487	2,211,810
AEON REIT Investment Corp.	2,770	3,168,210
AGC, Inc.	301,558	9,940,998
Aica Kogyo Co., Ltd.	87,297	2,023,834
Ain Holdings, Inc.	43,647	2,105,090
Air Water, Inc.	269,946	3,124,285
Aisin Corp.	282,149	7,612,806
Ajinomoto Co., Inc.	771,374	23,963,783
Alfresa Holdings Corp.	280,256	3,346,041
Alps Alpine Co., Ltd.	310,655	2,898,615
Amada Co., Ltd.	516,632	4,065,228
Amano Corp.	114,978	2,039,347
ANA Holdings, Inc. *	250,249	5,280,623
Anritsu Corp.	226,151	2,375,931
Aozora Bank Ltd.	193,106	3,591,157
Ariake Japan Co., Ltd.	30,531	1,007,562
As One Corp.	38,244	1,674,580
Asahi Group Holdings Ltd.	780,790	24,608,818
Asahi Intecc Co., Ltd.	318,481	5,509,625
Asahi Kasei Corp.	2,001,716	14,617,662
Asics Corp.	270,081	5,719,431
Astellas Pharma, Inc.	2,949,879	44,985,972
Azbil Corp.	206,205	6,169,599
Bandai Namco Holdings, Inc.	312,283	20,242,223
BayCurrent Consulting, Inc.	221,980	7,102,915
Benefit One, Inc.	96,284	1,490,422
Benesse Holdings, Inc.	123,398	1,760,681
Bic Camera, Inc.	248,045	2,248,652
BIPROGY, Inc.	101,781	2,396,091
Bridgestone Corp.	920,285	34,077,057
Brother Industries Ltd.	386,233	6,128,134
Calbee, Inc.	121,850	2,535,849
Canon Marketing Japan, Inc.	81,332	1,812,688
Canon, Inc. (a)	1,593,610	36,682,495
Capcom Co., Ltd.	290,754	8,699,283
Casio Computer Co., Ltd.	351,400	3,374,488
Central Japan Railway Co.	292,560	34,866,510
Chubu Electric Power Co., Inc.	1,131,522	10,444,319
Chugai Pharmaceutical Co., Ltd.	1,059,176	27,507,910
Chugin Financial Group, Inc.	287,744	1,996,103
Coca-Cola Bottlers Japan Holdings, Inc.	236,617	2,475,712
COMSYS Holdings Corp.	176,906	3,127,613
Concordia Financial Group Ltd.	1,812,699	6,196,484
Cosmo Energy Holdings Co., Ltd.	121,814	3,387,117
Cosmos Pharmaceutical Corp.	27,416	2,742,779
Credit Saison Co., Ltd.	256,423	3,228,717
CyberAgent, Inc.	652,369	5,745,747
Dai Nippon Printing Co., Ltd.	426,927	8,692,128
Daicel Corp.	419,842	3,002,740
Daido Steel Co., Ltd.	61,573	1,948,150
Daifuku Co., Ltd.	153,772	7,758,025
Dai-ichi Life Holdings, Inc.	1,584,231	28,876,964
Daiichi Sankyo Co., Ltd.	3,037,703	98,354,179
Daiichikosho Co., Ltd.	63,210	1,852,722
Daikin Industries Ltd.	429,582	68,975,095
Daio Paper Corp.	137,040	1,044,937
Daito Trust Construction Co., Ltd.	104,404	11,462,443
Daiwa House Industry Co., Ltd.	1,026,133	23,230,286
Daiwa House REIT Investment Corp.	3,431	7,560,789
Daiwa Office Investment Corp.	401	1,945,514
Daiwa Securities Group, Inc.	2,373,570	10,342,056
Daiwa Securities Living Investments Corp.	3,432	2,902,222
Dena Co., Ltd.	153,674	2,037,386
Denka Co., Ltd.	134,392	3,187,885
Denso Corp.	722,227	38,890,739
Dentsu Group, Inc.	333,041	10,501,508

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Descente Ltd.	64,876	1,557,507
DIC Corp.	139,221	2,500,271
Disco Corp.	45,388	13,205,911
DMG Mori Co., Ltd.	166,293	2,182,044
Dowa Holdings Co., Ltd.	75,554	2,447,356
East Japan Railway Co.	586,561	32,833,797
Ebara Corp.	146,203	5,511,164
Eisai Co., Ltd.	427,549	28,593,144
Electric Power Development Co., Ltd.	275,815	4,186,442
ENEOS Holdings, Inc.	4,699,974	15,695,771
Exeo Group, Inc.	171,240	2,610,201
Ezaki Glico Co., Ltd.	81,384	2,090,882
Fancl Corp.	109,116	2,006,533
FANUC Corp.	311,819	45,508,055
Fast Retailing Co., Ltd.	83,203	48,184,280
Food & Life Cos., Ltd.	166,495	2,976,960
FP Corp.	72,640	1,970,348
Frontier Real Estate Investment Corp.	812	3,078,314
Fuji Electric Co., Ltd.	202,808	8,168,131
Fuji Kyuko Co., Ltd.	43,940	1,549,268
Fuji Oil Holdings, Inc.	83,380	1,262,591
FUJIFILM Holdings Corp.	574,065	30,093,776
Fujitsu General Ltd.	96,947	2,247,553
Fujitsu Ltd.	299,498	39,631,866
Fukuoka Financial Group, Inc.	269,529	5,197,811
Furukawa Electric Co., Ltd.	105,265	1,959,103
Fuyo General Lease Co., Ltd.	30,771	1,938,348
GLP J-REIT	6,712	7,407,539
GMO internet group, Inc.	90,900	1,651,365
GMO Payment Gateway, Inc.	64,012	5,578,228
Goldwin, Inc.	56,617	3,822,073
GS Yuasa Corp.	125,728	1,947,099
GungHo Online Entertainment, Inc.	56,520	842,494
H.U. Group Holdings, Inc.	88,290	1,755,803
Hakuhodo DY Holdings, Inc.	369,792	3,527,255
Hamamatsu Photonics K.K.	202,589	10,395,136
Hankyu Hanshin Holdings, Inc.	345,455	10,620,625
Haseko Corp.	421,364	4,580,831
Heiwa Corp.	96,520	1,691,210
Hikari Tsushin, Inc.	36,474	5,010,797
Hino Motors Ltd. *	435,065	1,933,068
Hirogin Holdings, Inc.	470,687	2,131,820
Hirose Electric Co., Ltd.	50,468	6,582,468
Hisamitsu Pharmaceutical Co., Inc.	116,905	3,242,241
Hitachi Construction Machinery Co., Ltd.	168,656	3,879,789
Hitachi Ltd.	1,479,398	77,383,732
Hitachi Metals Ltd. *	71,860	1,119,047
Hitachi Transport System Ltd.	53,140	3,385,514
Honda Motor Co., Ltd.	2,741,662	65,938,209
Horiba Ltd.	66,363	2,967,645
Hoshizaki Corp.	181,290	6,021,780
House Foods Group, Inc.	118,012	2,295,289
Hoya Corp.	571,977	57,632,196
Hulic Co., Ltd.	656,714	5,426,338
Ibiden Co., Ltd.	171,158	6,758,496
Idemitsu Kosan Co., Ltd.	381,192	8,850,954
IHI Corp.	204,935	5,522,113
Iida Group Holdings Co., Ltd.	226,767	3,563,853
Industrial & Infrastructure Fund Investment Corp.	2,949	3,362,376
Information Services International-Dentsu Ltd.	47,840	1,568,496
INFRONEER Holdings, Inc.	409,816	3,025,014
Inpex Corp.	1,599,164	17,568,571
Internet Initiative Japan, Inc.	179,500	3,151,605
Isetan Mitsukoshi Holdings Ltd.	558,157	5,295,972
Isuzu Motors Ltd.	843,856	10,849,059
SECURITY	NUMBER OF SHARES	VALUE ($)
Ito En Ltd.	91,322	3,448,953
ITOCHU Corp.	2,169,396	66,648,994
Itochu Techno-Solutions Corp.	160,341	3,849,379
Iwatani Corp.	82,164	3,397,494
Iyogin Holdings, Inc.	436,588	2,280,870
Izumi Co., Ltd.	65,555	1,416,428
J. Front Retailing Co., Ltd.	412,279	3,424,333
Japan Airlines Co., Ltd. *	231,454	4,533,208
Japan Airport Terminal Co., Ltd. *	83,502	3,722,104
Japan Aviation Electronics Industry Ltd.	90,260	1,518,133
Japan Exchange Group, Inc.	839,654	11,887,176
Japan Hotel REIT Investment Corp.	7,244	3,877,933
Japan Logistics Fund, Inc.	1,462	3,357,969
Japan Metropolitan Fund Invest	11,048	8,717,105
Japan Post Bank Co., Ltd.	658,589	4,960,420
Japan Post Holdings Co., Ltd.	3,499,648	27,036,123
Japan Post Insurance Co., Ltd.	314,462	5,153,896
Japan Prime Realty Investment Corp.	1,476	4,157,002
Japan Real Estate Investment Corp.	2,138	9,330,959
Japan Tobacco, Inc.	1,913,219	38,603,039
JCR Pharmaceuticals Co., Ltd.	89,542	1,226,919
JEOL Ltd.	66,605	2,176,572
JFE Holdings, Inc.	835,861	9,140,919
JGC Holdings Corp.	336,930	4,570,793
JMDC, Inc.	24,540	900,421
JSR Corp.	276,756	5,698,151
JTEKT Corp.	374,603	2,711,402
Justsystems Corp.	56,636	1,339,392
Kadokawa Corp.	153,970	2,805,975
Kagome Co., Ltd.	126,514	2,765,284
Kajima Corp.	708,291	7,867,644
Kakaku.com, Inc.	211,237	3,675,530
Kaken Pharmaceutical Co., Ltd.	54,682	1,543,981
Kamigumi Co., Ltd.	163,650	3,282,617
Kaneka Corp.	93,549	2,346,435
Kansai Paint Co., Ltd.	281,590	3,787,763
Kao Corp.	736,897	28,839,003
Katitas Co., Ltd.	74,204	1,683,070
Kawasaki Heavy Industries Ltd.	243,468	5,105,256
Kawasaki Kisen Kaisha Ltd.	398,775	7,424,519
KDDI Corp.	2,653,970	78,188,840
Keihan Holdings Co., Ltd.	159,363	3,951,526
Keikyu Corp.	414,410	4,276,554
Keio Corp.	184,822	6,781,487
Keisei Electric Railway Co., Ltd.	227,132	6,372,522
Kenedix Office Investment Corp.	1,244	3,008,815
Kewpie Corp.	169,196	2,967,053
Keyence Corp.	315,891	129,353,674
Kikkoman Corp.	293,803	16,254,545
Kinden Corp.	186,795	1,969,152
Kintetsu Group Holdings Co., Ltd.	288,543	10,132,297
Kirin Holdings Co., Ltd.	1,208,900	18,756,403
Kobayashi Pharmaceutical Co., Ltd.	99,531	6,062,874
Kobe Bussan Co., Ltd.	234,271	6,001,998
Kobe Steel Ltd.	516,998	2,297,110
Koei Tecmo Holdings Co., Ltd.	239,436	4,075,251
Koito Manufacturing Co., Ltd.	368,744	5,721,161
Kokuyo Co., Ltd.	149,804	1,939,916
Komatsu Ltd.	1,484,352	33,816,504
Konami Group Corp.	151,257	6,991,598
Konica Minolta, Inc.	760,328	3,100,377
Kose Corp.	46,190	4,796,425
Kotobuki Spirits Co., Ltd.	28,715	1,598,936
K's Holdings Corp.	258,101	2,108,608
Kubota Corp.	1,744,456	25,377,997
Kuraray Co., Ltd.	568,159	4,462,536
Kurita Water Industries Ltd.	177,911	7,777,391
Kusuri no Aoki Holdings Co., Ltd.	27,260	1,480,800

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kyocera Corp.	488,188	24,423,394
Kyowa Kirin Co., Ltd.	396,213	9,015,166
Kyudenko Corp.	63,986	1,508,628
Kyushu Electric Power Co., Inc.	757,937	3,899,948
Kyushu Financial Group, Inc.	634,529	1,805,275
Kyushu Railway Co.	259,411	5,623,608
LaSalle Logiport REIT	2,817	3,256,286
Lasertec Corp.	122,402	22,047,974
Lawson, Inc.	79,410	2,802,739
Lintec Corp.	82,884	1,335,268
Lion Corp.	411,047	4,315,493
Lixil Corp.	419,432	6,339,272
M3, Inc.	682,755	20,574,636
Mabuchi Motor Co., Ltd.	81,486	2,411,761
Makita Corp.	401,538	9,006,836
Mani, Inc.	99,480	1,611,185
Marubeni Corp.	2,504,393	27,782,717
Marui Group Co., Ltd.	308,358	5,157,715
Maruichi Steel Tube Ltd.	100,798	2,053,667
Maruwa Unyu Kikan Co., Ltd.	63,544	664,858
MatsukiyoCocokara & Co.	195,248	8,003,573
Mazda Motor Corp.	906,431	7,086,973
Mebuki Financial Group, Inc.	1,583,934	3,541,547
Medipal Holdings Corp.	237,007	3,108,233
MEIJI Holdings Co., Ltd.	211,474	10,002,353
Menicon Co., Ltd.	83,296	1,734,090
MINEBEA MITSUMI, Inc.	644,288	10,356,442
MISUMI Group, Inc.	452,392	10,860,780
Mitsubishi Chemical Group Corp.	2,043,813	10,680,439
Mitsubishi Corp.	1,918,100	63,299,774
Mitsubishi Electric Corp.	3,122,021	30,819,721
Mitsubishi Estate Co., Ltd.	1,806,501	25,115,465
Mitsubishi Gas Chemical Co., Inc.	297,267	4,177,588
Mitsubishi HC Capital, Inc.	1,023,207	4,795,595
Mitsubishi Heavy Industries Ltd.	458,313	17,923,277
Mitsubishi Logistics Corp.	99,497	2,381,539
Mitsubishi Materials Corp.	210,425	3,297,975
Mitsubishi Motors Corp. *	1,034,938	4,717,074
Mitsubishi UFJ Financial Group, Inc.	19,470,460	105,361,505
Mitsui & Co., Ltd.	2,524,736	72,065,526
Mitsui Chemicals, Inc.	280,350	6,228,214
Mitsui Fudosan Co., Ltd.	1,475,739	29,363,547
Mitsui Fudosan Logistics Park, Inc.	878	3,142,905
Mitsui High-Tec, Inc.	37,163	2,119,948
Mitsui Mining & Smelting Co., Ltd.	89,579	2,012,542
Mitsui O.S.K. Lines Ltd.	544,912	13,140,525
Miura Co., Ltd.	159,491	3,726,105
Mizuho Financial Group, Inc.	4,104,342	50,502,761
Money Forward, Inc. *	72,260	2,529,670
MonotaRO Co., Ltd.	378,840	6,342,054
Mori Hills Reit Investment Corp.	2,647	3,063,570
Morinaga & Co., Ltd.	65,303	1,729,214
Morinaga Milk Industry Co., Ltd.	54,602	1,739,328
MS&AD Insurance Group Holdings, Inc.	746,919	21,946,165
Murata Manufacturing Co., Ltd.	919,216	49,168,899
Nabtesco Corp.	178,306	4,357,342
Nagase & Co., Ltd.	179,767	2,601,043
Nagoya Railroad Co., Ltd.	316,671	5,126,557
Nankai Electric Railway Co., Ltd.	173,969	3,752,664
NEC Corp.	422,584	14,702,919
NEC Networks & System Integration Corp.	105,332	1,239,466
NET One Systems Co., Ltd.	123,033	2,997,794
Nexon Co., Ltd.	640,728	13,288,425
NGK Insulators Ltd.	418,007	5,425,044
NGK Spark Plug Co., Ltd.	313,065	6,012,715
NH Foods Ltd.	158,015	4,189,877
NHK Spring Co., Ltd.	270,142	1,771,391
SECURITY	NUMBER OF SHARES	VALUE ($)
Nichirei Corp.	169,361	3,375,326
Nidec Corp.	739,382	45,219,192
Nifco, Inc.	136,250	3,505,357
Nihon Kohden Corp.	124,895	2,859,678
Nihon M&A Center Holdings, Inc.	419,698	5,534,215
Nikon Corp.	533,686	5,102,029
Nintendo Co., Ltd.	1,699,190	71,771,720
Nippon Accommodations Fund, Inc.	744	3,343,041
Nippon Building Fund, Inc.	2,425	11,122,259
Nippon Electric Glass Co., Ltd.	130,591	2,369,617
Nippon Express Holdings, Inc.	109,960	6,375,064
Nippon Kayaku Co., Ltd.	278,405	2,489,963
Nippon Paint Holdings Co., Ltd.	1,640,957	13,170,932
Nippon Prologis REIT, Inc.	3,887	9,401,336
Nippon Sanso Holdings Corp.	229,976	3,746,133
Nippon Shinyaku Co., Ltd.	81,472	4,723,438
Nippon Shokubai Co., Ltd.	53,048	2,094,700
Nippon Steel Corp.	1,329,649	20,891,898
Nippon Telegraph & Telephone Corp.	1,918,610	52,523,221
Nippon Yusen K.K.	768,186	16,719,083
Nipro Corp.	194,544	1,417,882
Nishi-Nippon Railroad Co., Ltd.	136,074	2,736,302
Nissan Chemical Corp.	212,693	10,273,404
Nissan Motor Co., Ltd.	3,153,398	11,100,395
Nisshin Seifun Group, Inc.	419,706	4,857,569
Nissin Foods Holdings Co., Ltd.	110,239	8,279,380
Nitori Holdings Co., Ltd.	122,504	13,664,718
Nitto Denko Corp.	240,275	14,825,625
NOF Corp.	109,230	4,524,505
NOK Corp.	195,207	1,768,250
Nomura Holdings, Inc.	4,930,715	17,692,482
Nomura Real Estate Holdings, Inc.	166,820	3,969,058
Nomura Real Estate Master Fund, Inc.	7,088	8,762,219
Nomura Research Institute Ltd.	628,724	13,499,048
NS Solutions Corp.	57,144	1,406,691
NSK Ltd.	700,280	3,814,052
NTT Data Corp.	1,015,238	15,293,323
Obayashi Corp.	1,090,626	8,003,447
OBIC Business Consultants Co., Ltd.	53,650	1,797,433
Obic Co., Ltd.	107,497	16,716,962
Odakyu Electric Railway Co., Ltd.	497,817	6,428,739
Oji Holdings Corp.	1,393,505	5,272,830
OKUMA Corp.	52,636	1,965,268
Olympus Corp.	2,033,504	40,891,588
Omron Corp.	293,456	14,813,703
Ono Pharmaceutical Co., Ltd.	675,889	17,030,427
Open House Group Co., Ltd.	111,640	4,624,331
Oracle Corp. Japan	53,162	3,059,272
Oriental Land Co., Ltd.	304,288	43,002,432
ORIX Corp.	1,950,416	30,897,195
Orix JREIT, Inc.	4,271	5,922,592
Osaka Gas Co., Ltd.	643,935	9,792,390
OSG Corp.	132,470	1,837,910
Otsuka Corp.	163,314	5,348,610
Otsuka Holdings Co., Ltd.	677,933	22,785,623
PALTAC Corp.	48,552	1,501,375
Pan Pacific International Holdings Corp.	649,081	11,089,359
Panasonic Holdings Corp.	3,464,681	31,632,533
Park24 Co., Ltd. *	218,304	3,136,732
Penta-Ocean Construction Co., Ltd.	474,168	2,198,557
PeptiDream, Inc. *	143,904	1,765,541
Persol Holdings Co., Ltd.	292,811	6,609,966
Pigeon Corp.	178,469	2,614,237
Pola Orbis Holdings, Inc.	122,743	1,571,012
Rakus Co. Ltd.	153,255	1,889,054
Rakuten Group, Inc.	1,338,911	6,265,651
Recruit Holdings Co., Ltd.	2,232,281	69,252,863

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Relo Group, Inc.	167,985	2,724,309
Renesas Electronics Corp. *	1,953,360	18,422,114
Rengo Co., Ltd.	360,888	2,239,709
RENOVA, Inc. *	71,361	1,396,638
Resona Holdings, Inc.	3,478,282	16,474,105
Resorttrust, Inc.	125,846	2,196,037
Ricoh Co., Ltd.	973,420	7,575,850
Rinnai Corp.	58,077	4,236,949
Rohm Co., Ltd.	132,096	10,271,188
Rohto Pharmaceutical Co., Ltd.	156,773	5,044,509
Ryohin Keikaku Co., Ltd.	377,415	3,919,122
Sankyo Co., Ltd.	65,789	2,527,082
Sankyu, Inc.	78,821	2,793,248
Sanrio Co., Ltd.	89,187	2,892,154
Santen Pharmaceutical Co., Ltd.	593,362	4,737,031
Sanwa Holdings Corp.	334,229	3,089,834
Sapporo Holdings Ltd.	106,399	2,737,369
Sawai Group Holdings Co., Ltd.	62,977	1,913,591
SBI Holdings, Inc.	391,576	7,346,610
SCREEN Holdings Co., Ltd.	62,314	4,032,503
SCSK Corp.	212,865	3,359,099
Secom Co., Ltd.	308,629	18,766,784
Sega Sammy Holdings, Inc.	253,753	3,315,119
Seibu Holdings, Inc.	326,768	3,231,617
Seiko Epson Corp.	443,402	6,838,190
Seino Holdings Co., Ltd.	222,163	1,916,900
Sekisui Chemical Co., Ltd.	533,068	7,361,488
Sekisui House Ltd.	909,828	16,737,340
Sekisui House REIT, Inc.	6,808	3,927,505
Seven & i Holdings Co., Ltd.	1,248,523	49,917,657
Seven Bank Ltd.	1,097,301	2,052,426
SG Holdings Co., Ltd.	696,955	10,638,628
Sharp Corp.	323,262	2,254,077
SHIFT, Inc. *	17,530	3,626,853
Shikoku Electric Power Co., Inc.	254,989	1,375,998
Shimadzu Corp.	438,168	13,125,571
Shimamura Co., Ltd.	36,590	3,275,112
Shimano, Inc.	123,052	20,617,427
Shimizu Corp.	893,302	4,724,501
Shin-Etsu Chemical Co., Ltd.	635,266	79,988,703
Shinko Electric Industries Co., Ltd.	109,519	2,986,382
Shinsei Bank Ltd.	87,794	1,471,622
Shionogi & Co., Ltd.	436,498	21,740,441
Ship Healthcare Holdings, Inc.	127,750	2,538,704
Shiseido Co., Ltd.	626,681	26,043,594
Shizuoka Financial Group, Inc.	782,516	5,635,865
SHO-BOND Holdings Co., Ltd.	72,633	3,154,336
Shochiku Co., Ltd. *	18,653	1,590,732
Showa Denko K.K.	296,997	4,656,940
Skylark Holdings Co., Ltd. *	354,604	4,055,812
SMC Corp.	91,456	40,478,161
SMS Co., Ltd.	84,025	2,173,787
Softbank Corp.	4,442,869	47,679,492
SoftBank Group Corp.	1,691,847	72,164,780
Sohgo Security Services Co., Ltd.	105,594	2,818,816
Sojitz Corp.	374,618	6,545,211
Sompo Holdings, Inc.	511,220	22,197,807
Sony Group Corp.	1,998,084	161,161,211
Sotetsu Holdings, Inc.	123,744	1,942,091
Square Enix Holdings Co., Ltd.	122,459	5,432,286
Stanley Electric Co., Ltd.	230,382	4,611,272
Subaru Corp.	979,265	16,502,377
Sugi Holdings Co., Ltd.	55,029	2,441,089
SUMCO Corp.	545,763	7,912,273
Sumitomo Bakelite Co., Ltd.	52,860	1,636,486
Sumitomo Chemical Co., Ltd.	2,483,322	8,862,651
Sumitomo Corp.	1,826,788	29,416,602
Sumitomo Electric Industries Ltd.	1,205,609	13,828,130
Sumitomo Forestry Co., Ltd.	226,813	3,853,903
SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Heavy Industries Ltd.	183,509	3,829,570
Sumitomo Metal Mining Co., Ltd.	378,290	12,592,497
Sumitomo Mitsui Financial Group, Inc.	2,100,697	70,349,413
Sumitomo Mitsui Trust Holdings, Inc.	586,437	18,521,054
Sumitomo Pharma Co., Ltd.	263,216	2,012,695
Sumitomo Realty & Development Co., Ltd.	638,852	17,012,857
Sumitomo Rubber Industries Ltd.	276,180	2,351,310
Sundrug Co., Ltd.	106,872	2,803,150
Suntory Beverage & Food Ltd.	203,511	6,803,632
Suzuken Co., Ltd.	124,654	3,300,821
Suzuki Motor Corp.	727,392	25,610,412
Sysmex Corp.	305,750	18,225,803
T&D Holdings, Inc.	805,926	9,633,686
Taiheiyo Cement Corp.	175,750	2,729,327
Taisei Corp.	300,195	8,960,242
Taisho Pharmaceutical Holdings Co., Ltd.	70,098	2,813,163
Taiyo Yuden Co., Ltd.	195,932	6,129,018
Takara Bio, Inc.	92,300	1,191,288
Takara Holdings, Inc.	289,458	2,215,430
Takashimaya Co., Ltd.	222,080	2,842,446
Takeda Pharmaceutical Co., Ltd.	2,449,627	71,097,817
TDK Corp.	578,261	20,222,973
TechnoPro Holdings, Inc.	175,852	4,776,258
Teijin Ltd.	292,392	2,782,690
Terumo Corp.	1,082,721	31,370,510
The Bank of Kyoto Ltd.	115,140	4,703,297
The Chiba Bank Ltd.	986,656	5,897,027
The Chugoku Electric Power Co., Inc.	490,654	2,514,101
The Hachijuni Bank Ltd.	732,140	2,723,095
The Japan Steel Works Ltd.	100,314	2,099,161
The Kansai Electric Power Co., Inc.	1,173,351	9,804,553
The Yokohama Rubber Co., Ltd.	202,090	3,265,823
THK Co., Ltd.	184,296	3,525,054
TIS, Inc.	376,527	10,496,560
Tobu Railway Co., Ltd.	328,760	7,798,449
Toda Corp.	403,673	2,117,591
Toho Co., Ltd.	185,668	7,038,725
Toho Gas Co., Ltd.	147,971	2,853,590
Tohoku Electric Power Co., Inc.	766,558	3,587,232
Tokai Carbon Co., Ltd.	308,272	2,313,034
Tokio Marine Holdings, Inc.	3,060,919	62,012,455
Tokyo Century Corp.	98,871	3,344,354
Tokyo Electric Power Co. Holdings, Inc. *	2,508,454	8,970,321
Tokyo Electron Ltd.	239,604	77,423,996
Tokyo Gas Co., Ltd.	672,769	12,178,691
Tokyo Ohka Kogyo Co., Ltd.	61,077	2,993,885
Tokyo Tatemono Co., Ltd.	316,450	4,356,460
Tokyu Corp.	777,182	9,741,231
Tokyu Fudosan Holdings Corp.	986,173	5,243,947
Toppan, Inc.	430,498	6,577,481
Toray Industries, Inc.	2,445,281	12,943,131
Toshiba Corp.	683,828	22,983,756
Toshiba TEC Corp.	38,300	1,014,179
Tosoh Corp.	448,235	5,213,454
TOTO Ltd.	232,154	7,894,301
Toyo Seikan Group Holdings Ltd.	241,146	2,754,670
Toyo Suisan Kaisha Ltd.	142,876	5,907,944
Toyo Tire Corp.	160,688	1,804,487
Toyoda Gosei Co., Ltd.	123,650	2,022,139
Toyota Boshoku Corp.	100,566	1,377,251
Toyota Industries Corp.	258,226	14,452,810
Toyota Motor Corp.	19,660,441	283,268,716
Toyota Tsusho Corp.	359,643	13,479,525
Trend Micro, Inc.	186,231	9,088,671
TS Tech Co., Ltd.	174,654	2,011,387

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tsumura & Co.	114,917	2,469,801
Tsuruha Holdings, Inc.	61,565	3,913,441
UBE Corp.	168,163	2,409,043
Ulvac, Inc.	80,319	3,413,298
Unicharm Corp.	627,078	22,842,464
United Urban Investment Corp.	4,870	5,381,640
Ushio, Inc.	193,959	2,476,960
USS Co., Ltd.	337,226	5,548,738
Welcia Holdings Co., Ltd.	160,914	3,482,588
West Japan Railway Co.	374,311	15,654,859
Yakult Honsha Co., Ltd.	207,609	13,018,337
Yamada Holdings Co., Ltd.	1,195,997	4,088,366
Yamaguchi Financial Group, Inc.	378,368	2,212,615
Yamaha Corp.	246,195	9,545,040
Yamaha Motor Co., Ltd.	490,216	11,997,188
Yamato Holdings Co., Ltd.	521,921	8,576,500
Yamato Kogyo Co., Ltd.	53,749	1,814,231
Yamazaki Baking Co., Ltd.	196,697	2,228,594
Yaoko Co., Ltd.	35,939	1,725,608
Yaskawa Electric Corp.	420,708	13,401,513
Yokogawa Electric Corp.	384,034	7,061,998
Z Holdings Corp.	4,177,741	11,182,358
Zenkoku Hosho Co., Ltd.	87,466	3,196,765
Zensho Holdings Co., Ltd.	158,374	3,932,678
Zeon Corp.	237,529	2,255,453
ZOZO, Inc.	172,072	4,223,496
		5,867,504,801

Netherlands 3.7%
Aalberts N.V.	157,768	6,107,962
ABN AMRO Bank N.V., GDR	676,331	8,520,259
Adyen N.V. *	47,637	71,798,552
Aegon N.V.	2,855,389	13,712,396
Akzo Nobel N.V.	291,462	20,473,080
Allfunds Group plc	499,227	3,577,642
ArcelorMittal S.A.	844,968	22,455,245
ASM International N.V.	73,723	19,660,398
ASML Holding N.V.	652,643	377,055,683
ASR Nederland N.V.	234,499	10,500,741
BE Semiconductor Industries N.V.	128,931	8,044,879
CTP N.V.	118,706	1,280,924
EXOR N.V. *	166,588	12,878,270
Heineken Holding N.V.	169,420	12,568,638
Heineken N.V.	385,907	35,077,975
IMCD N.V.	92,129	13,209,339
ING Groep N.V.	6,135,171	73,214,929
InPost S.A. *	330,878	2,394,359
JDE Peet's N.V.	139,640	4,247,270
Just Eat Takeaway.com N.V *	306,594	6,815,627
Koninklijke Ahold Delhaize N.V.	1,642,215	47,032,560
Koninklijke DSM N.V.	281,749	35,479,572
Koninklijke KPN N.V.	5,226,682	15,832,820
Koninklijke Philips N.V.	1,434,561	20,962,939
Koninklijke Vopak N.V.	106,844	3,107,836
NN Group N.V.	483,823	20,235,594
OCI N.V.	154,600	6,459,681
Prosus N.V.	1,378,846	88,718,834
Randstad N.V.	178,157	10,089,163
Signify N.V.	204,469	6,791,745
Unibail-Rodamco-Westfield *	165,895	8,650,008
Universal Music Group N.V.	1,219,466	28,251,516
Wolters Kluwer N.V.	417,888	45,265,277
		1,060,471,713

New Zealand 0.3%
Air New Zealand Ltd. *	2,311,328	1,105,386
Auckland International Airport Ltd. *	1,931,222	9,643,833
SECURITY	NUMBER OF SHARES	VALUE ($)
Contact Energy Ltd.	1,291,259	6,006,986
EBOS Group Ltd.	245,105	6,234,010
Fisher & Paykel Healthcare Corp., Ltd.	924,075	13,545,052
Fletcher Building Ltd.	1,330,385	4,090,195
Infratil Ltd.	1,139,846	6,265,430
Kiwi Property Group Ltd.	2,468,294	1,425,743
Mainfreight Ltd.	131,658	5,846,753
Mercury NZ Ltd.	1,189,249	4,062,533
Meridian Energy Ltd.	2,043,091	6,211,577
Ryman Healthcare Ltd.	631,090	2,606,600
SKYCITY Entertainment Group Ltd. *	1,333,342	2,285,662
Spark New Zealand Ltd.	3,029,519	9,690,415
The a2 Milk Co., Ltd. *	1,198,169	4,948,814
		83,968,989

Norway 0.7%
Adevinta A.S.A. *	452,192	3,503,290
Aker A.S.A., A Shares	39,413	3,008,007
Aker BP A.S.A.	490,478	16,808,125
AutoStore Holdings Ltd. *(a)	965,295	1,724,165
DNB Bank A.S.A.	1,657,738	31,671,280
Equinor A.S.A.	1,517,761	57,704,798
Gjensidige Forsikring A.S.A.	287,118	5,447,990
Kongsberg Gruppen A.S.A.	119,182	4,833,665
Leroy Seafood Group A.S.A.	403,548	1,946,682
Mowi A.S.A.	709,364	10,930,914
Nordic Semiconductor A.S.A. *	252,564	4,488,383
Norsk Hydro A.S.A.	2,157,700	15,705,898
Orkla A.S.A.	1,231,753	8,642,277
Salmar A.S.A.	97,454	3,373,846
Schibsted A.S.A., A Shares	126,963	2,370,891
Schibsted A.S.A., B Shares	156,469	2,840,283
Telenor A.S.A.	1,018,544	9,734,809
Tomra Systems A.S.A.	369,728	6,944,300
Var Energi A.S.A.	665,712	2,410,174
Yara International A.S.A.	263,107	11,874,072
		205,963,849

Poland 0.2%
Allegro.eu S.A. *	626,687	3,084,500
Bank Polska Kasa Opieki S.A.	254,535	4,703,955
Dino Polska S.A. *	79,353	6,358,867
KGHM Polska Miedz S.A.	220,497	5,624,254
LPP S.A.	1,726	3,636,466
Pepco Group N.V. *	170,569	1,544,172
Polski Koncern Naftowy Orlen S.A.	927,618	13,342,465
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,343,200	8,387,788
Powszechny Zaklad Ubezpieczen S.A.	932,093	6,487,839
Santander Bank Polska S.A.	46,155	2,781,561
		55,951,867

Portugal 0.2%
EDP - Energias de Portugal S.A.	4,604,251	21,423,522
EDP Renovaveis S.A.	391,995	8,899,768
Galp Energia, SGPS, S.A.	820,128	9,951,780
Jeronimo Martins, SGPS, S.A.	435,422	9,504,642
		49,779,712

Republic of Korea 4.2%
Alteogen, Inc. *	49,616	1,378,797
Amorepacific Corp.	59,946	5,931,647
AMOREPACIFIC Group	49,136	1,179,175

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BGF retail Co., Ltd.	11,117	1,732,224
BNK Financial Group, Inc.	489,102	2,740,618
Celltrion Healthcare Co., Ltd.	151,645	7,473,879
Celltrion Pharm, Inc. *	32,065	1,616,804
Celltrion, Inc.	173,954	23,214,091
Cheil Worldwide, Inc.	109,114	2,006,304
CJ CheilJedang Corp.	13,402	4,013,944
CJ Corp.	20,569	1,196,226
CJ ENM Co., Ltd.	17,783	1,129,936
CJ Logistics Corp. *	12,531	839,929
Coway Co., Ltd.	91,845	4,011,277
Daewoo Engineering & Construction Co., Ltd. *	330,120	1,274,073
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	79,508	1,151,460
DB Insurance Co., Ltd.	69,518	3,273,358
DGB Financial Group, Inc.	269,604	1,619,035
DL E&C Co., Ltd.	51,796	1,643,601
DL Holdings Co., Ltd.	19,289	1,006,243
Dongsuh Cos., Inc.	53,803	873,021
Doosan Bobcat, Inc.	41,609	1,121,583
Doosan Enerbility Co., Ltd. *	705,751	8,963,361
Ecopro BM Co., Ltd.	64,882	5,598,492
E-MART, Inc.	33,151	2,315,053
F&F Co., Ltd.	25,234	2,898,700
Fila Holdings Corp.	81,392	2,039,660
Green Cross Corp.	9,021	882,366
GS Engineering & Construction Corp.	108,060	1,917,279
GS Holdings Corp.	84,910	3,128,958
GS Retail Co., Ltd.	61,985	1,400,579
Hana Financial Group, Inc.	460,159	15,543,908
Hanjin Kal Corp. *	39,025	1,202,841
Hankook Tire & Technology Co., Ltd.	118,766	3,061,792
Hanmi Pharm Co., Ltd.	12,512	2,480,864
Hanon Systems	285,788	1,885,245
Hanwha Aerospace Co., Ltd.	58,955	3,245,352
Hanwha Corp.	85,573	1,884,896
Hanwha Solutions Corp. *	183,016	7,118,869
HD Hyundai Co., Ltd.	88,546	4,330,452
Hite Jinro Co., Ltd.	55,312	1,096,720
HL Mando Co., Ltd.	54,151	1,970,844
HLB, Inc. *	153,956	3,799,725
HMM Co., Ltd.	464,205	7,849,089
Hotel Shilla Co., Ltd.	53,082	2,938,155
HYBE Co., Ltd. *	41,151	4,461,912
Hyundai Department Store Co., Ltd.	26,242	1,199,828
Hyundai Doosan Infracore Co., Ltd. *	188,614	1,185,586
Hyundai Engineering & Construction Co., Ltd.	111,665	3,471,407
Hyundai Glovis Co., Ltd.	29,149	3,900,973
Hyundai Heavy Industries Co., Ltd. *	22,639	2,034,137
Hyundai Marine & Fire Insurance Co., Ltd.	89,670	2,053,330
Hyundai Mipo Dockyard Co., Ltd. *	31,752	2,082,533
Hyundai Mobis Co., Ltd.	99,937	16,140,259
Hyundai Motor Co.	220,913	28,308,221
Hyundai Steel Co.	114,470	2,942,361
Hyundai Wia Corp.	27,566	1,249,912
Iljin Materials Co., Ltd.	27,510	1,291,177
Industrial Bank of Korea	414,162	3,517,166
Kakao Corp.	489,258	20,922,888
Kakao Games Corp. *	43,456	1,433,321
KakaoBank Corp. *	274,448	5,212,816
Kakaopay Corp. *	33,830	1,356,945
Kangwon Land, Inc. *	172,848	3,283,044
KB Financial Group, Inc.	627,554	24,981,298
KCC Corp.	6,714	1,214,156
SECURITY	NUMBER OF SHARES	VALUE ($)
KEPCO Plant Service & Engineering Co., Ltd.	36,107	944,529
Kia Corp.	420,835	21,889,738
Korea Aerospace Industries Ltd.	109,908	4,041,808
Korea Electric Power Corp. *	419,282	6,580,837
Korea Gas Corp.	40,000	1,058,498
Korea Investment Holdings Co., Ltd.	58,966	2,579,777
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	68,108	4,043,566
Korea Zinc Co., Ltd.	16,284	7,778,686
Korean Air Lines Co., Ltd. *	279,216	5,388,063
Krafton, Inc. *	46,945	8,080,157
KT&G Corp.	183,121	13,871,015
Kumho Petrochemical Co., Ltd.	26,620	3,017,546
L&F Co., Ltd. *	36,546	6,099,082
LG Chem Ltd.	74,581	41,847,018
LG Corp.	141,607	9,029,949
LG Display Co., Ltd.	373,182	4,088,774
LG Electronics, Inc.	184,279	13,637,359
LG Energy Solution Ltd. *	56,006	24,927,416
LG H&H Co., Ltd.	15,699	7,808,730
LG Innotek Co., Ltd.	23,568	5,548,670
LG Uplus Corp.	346,120	3,175,533
Lotte Chemical Corp.	23,630	3,287,792
Lotte Chilsung Beverage Co., Ltd.	3,846	457,840
Lotte Corp.	40,618	1,011,716
LOTTE Fine Chemical Co., Ltd.	28,195	1,336,155
Lotte Shopping Co., Ltd.	18,985	1,216,387
LS Corp.	29,828	1,700,774
Meritz Financial Group, Inc.	39,639	1,134,604
Mirae Asset Securities Co., Ltd.	570,552	2,876,878
NAVER Corp.	232,256	32,931,624
NCSoft Corp.	25,784	9,198,447
Netmarble Corp.	26,067	967,494
NH Investment & Securities Co., Ltd.	253,457	1,850,696
NongShim Co., Ltd.	5,505	1,371,189
OCI Co., Ltd.	28,614	2,063,306
Orion Corp.	32,988	2,938,992
Pan Ocean Co., Ltd.	278,683	1,138,948
Pearl Abyss Corp. *	45,492	1,500,475
POSCO Chemical Co., Ltd.	44,125	7,310,394
POSCO Holdings, Inc.	121,174	27,517,620
Posco International Corp.	72,570	1,320,605
S-1 Corp.	31,781	1,547,060
Samsung Biologics Co., Ltd. *	30,220	20,324,631
Samsung C&T Corp.	136,134	12,593,053
Samsung Card Co., Ltd.	58,747	1,438,775
Samsung Electro-Mechanics Co., Ltd.	94,611	10,114,987
Samsung Electronics Co., Ltd.	7,653,530	360,958,082
Samsung Engineering Co., Ltd. *	258,765	4,816,833
Samsung Fire & Marine Insurance Co., Ltd.	56,762	8,844,517
Samsung Heavy Industries Co., Ltd. *	961,364	3,797,783
Samsung Life Insurance Co., Ltd.	119,505	6,650,997
Samsung SDI Co., Ltd.	85,969	47,519,734
Samsung SDS Co., Ltd.	56,615	5,473,263
Samsung Securities Co., Ltd.	100,197	2,674,250
SD Biosensor, Inc.	53,446	1,333,263
Seegene, Inc.	43,796	1,009,515
Shin Poong Pharmaceutical Co., Ltd. *	57,310	940,790
Shinhan Financial Group Co., Ltd.	806,306	23,293,217
Shinsegae, Inc.	10,836	1,729,520
SK Biopharmaceuticals Co., Ltd. *	42,173	2,353,515
SK Bioscience Co., Ltd. *	31,324	1,966,582
SK Chemicals Co., Ltd.	20,625	1,388,710
SK Hynix, Inc.	872,215	56,214,334

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SK IE Technology Co., Ltd. *	38,640	1,930,755
SK Innovation Co., Ltd. *	84,199	11,427,851
SK Networks Co., Ltd.	178,653	571,646
SK Square Co., Ltd. *	157,962	4,485,481
SK Telecom Co., Ltd.	56,461	2,140,539
SK, Inc.	57,296	9,514,216
SKC Co., Ltd.	32,726	2,779,173
S-Oil Corp.	65,364	4,321,751
Wemade Co., Ltd.	25,037	672,982
Woori Financial Group, Inc.	1,006,500	9,921,143
Yuhan Corp.	83,634	3,703,397
		1,217,244,727

Singapore 1.2%
CapitaLand Ascendas REIT	5,447,319	11,091,017
CapitaLand Ascott Trust	3,233,752	2,230,092
CapitaLand Integrated Commercial Trust	8,103,879	12,241,866
CapitaLand Investment Ltd.	4,121,284	11,037,811
City Developments Ltd.	779,922	4,718,349
ComfortDelGro Corp., Ltd.	3,469,026	3,113,845
DBS Group Holdings Ltd.	2,932,518	75,308,552
Frasers Logistics & Commercial Trust	4,827,746	4,016,369
Genting Singapore Ltd.	9,279,277	5,959,107
Golden Agri-Resources Ltd.	11,072,572	2,343,316
Hutchison Port Holdings Trust, Class U	8,370,367	1,556,888
Jardine Cycle & Carriage Ltd.	159,558	3,517,658
Keppel Corp., Ltd.	2,240,290	12,327,072
Keppel DC REIT	2,090,040	2,821,699
Keppel REIT	3,728,511	2,448,850
Mapletree Industrial Trust	3,138,834	5,108,078
Mapletree Logistics Trust	5,172,776	6,077,625
Mapletree Pan Asia Commercial Trust	3,600,059	4,492,520
NetLink NBN Trust	4,816,188	3,022,639
Olam Group Ltd.	1,209,193	1,217,753
Oversea-Chinese Banking Corp., Ltd.	5,669,112	51,465,922
SATS Ltd. *	1,121,969	2,186,132
Sembcorp Industries Ltd.	1,573,604	3,674,767
Sembcorp Marine Ltd. *	26,366,904	2,655,355
Singapore Airlines Ltd. *	2,108,903	8,464,545
Singapore Exchange Ltd.	1,357,849	8,967,769
Singapore Post Ltd.	2,233,220	847,460
Singapore Technologies Engineering Ltd.	2,534,947	6,345,230
Singapore Telecommunications Ltd.	12,152,049	24,121,414
Suntec Real Estate Investment Trust	3,392,847	3,441,624
United Overseas Bank Ltd.	2,087,275	47,524,615
UOL Group Ltd.	830,065	4,034,323
Venture Corp., Ltd.	436,510	5,510,927
Wilmar International Ltd.	3,441,884	10,298,274
		354,189,463

Spain 2.0%
Acciona S.A.	36,831	7,068,853
ACS, Actividades de Construccion y Servicios S.A.	354,683	9,882,292
Aena SME S.A. *	113,601	14,422,308
Amadeus IT Group S.A. *	693,460	36,600,714
Banco Bilbao Vizcaya Argentaria S.A.	9,908,888	57,257,465
Banco Santander S.A.	26,962,553	79,135,545
Bankinter S.A.	1,095,119	7,094,790
CaixaBank S.A.	6,923,297	25,391,971
Cellnex Telecom S.A.	968,669	32,514,909
SECURITY	NUMBER OF SHARES	VALUE ($)
Corp. ACCIONA Energias Renovables S.A.	94,627	3,688,801
Enagas S.A.	403,915	7,165,802
Endesa S.A.	509,057	9,277,463
Ferrovial S.A.	784,099	20,668,093
Fluidra S.A.	172,393	2,538,313
Grifols S.A. *	538,915	5,634,946
Iberdrola S.A.	9,674,370	107,381,877
Industria de Diseno Textil S.A.	1,706,292	43,676,117
Inmobiliaria Colonial Socimi S.A.	551,973	3,338,991
Mapfre S.A.	1,643,606	3,076,672
Merlin Properties Socimi S.A.	532,730	4,865,420
Naturgy Energy Group S.A.	227,156	6,263,604
Red Electrica Corp. S.A.	687,416	11,887,463
Repsol S.A.	2,021,490	30,805,116
Siemens Gamesa Renewable Energy S.A. *	361,129	6,704,210
Telefonica S.A.	8,248,347	30,447,078
		566,788,813

Sweden 2.6%
Alfa Laval AB	507,725	14,174,097
Alleima AB *	341,014	1,305,049
Assa Abloy AB, B Shares	1,482,936	33,138,623
Atlas Copco AB, A Shares	4,083,413	49,458,319
Atlas Copco AB, B Shares	2,469,529	27,085,665
Axfood AB	171,913	4,549,396
Beijer Ref AB	396,042	6,685,005
Boliden AB	437,490	15,913,874
Castellum AB	421,450	5,054,807
Electrolux AB, B Shares (a)	363,098	5,057,045
Epiroc AB, A Shares	1,010,521	18,942,886
Epiroc AB, B Shares	594,251	9,679,608
EQT AB	466,022	10,278,547
Essity AB, B Shares	982,481	23,549,030
Evolution AB	258,996	25,914,658
Fastighets AB Balder, B Shares *	963,714	4,163,460
Getinge AB, B Shares	359,528	8,152,241
H & M Hennes & Mauritz AB, B Shares (a)	1,427,489	15,616,466
Hexagon AB, B Shares	3,033,904	33,614,261
Holmen AB, B Shares	151,687	6,115,104
Husqvarna AB, B Shares	682,130	5,177,479
Industrivarden AB, A Shares	379,778	9,544,487
Industrivarden AB, C Shares	289,586	7,226,208
Indutrade AB	453,561	9,489,062
Investment AB Latour, B Shares	227,963	4,375,928
Investor AB, A Shares	912,918	17,117,534
Investor AB, B Shares	2,868,710	51,919,675
Kinnevik AB, B Shares *	399,880	5,975,438
L E Lundbergfortagen AB, B Shares	122,136	5,186,067
Lifco AB, B Shares	372,579	6,271,491
Nibe Industrier AB, B Shares	2,347,615	21,570,108
Saab AB, B Shares	147,180	5,355,112
Sagax AB, Class B	309,679	6,699,577
Sandvik AB	1,741,548	31,192,977
Securitas AB, B Shares	783,326	6,271,721
Skandinaviska Enskilda Banken AB, A Shares	2,328,784	26,151,267
Skanska AB, B Shares	576,644	9,108,918
SKF AB, B Shares	620,326	10,083,977
Svenska Cellulosa AB, S.C.A., B Shares	988,851	13,084,161
Svenska Handelsbanken AB, A Shares	2,467,471	24,446,099
Sweco AB, B Shares	319,083	3,037,090
Swedbank AB, A Shares	1,637,385	25,980,002

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Swedish Orphan Biovitrum AB *	287,829	6,129,707
Tele2 AB, B Shares	891,097	7,756,299
Telefonaktiebolaget LM Ericsson, B Shares	4,902,490	29,937,747
Telia Co. AB	4,090,020	10,976,985
Trelleborg AB, B Shares	391,359	9,325,411
Vitrolife AB	110,587	1,923,694
Volvo AB, A Shares	368,157	6,897,895
Volvo AB, B Shares	2,394,615	43,110,166
Volvo Car AB, Class B *(a)	868,079	4,198,833
		743,969,256

Switzerland 8.2%
ABB Ltd.	2,467,169	76,028,425
Accelleron Industries AG *	120,657	2,434,669
Adecco Group AG	256,120	8,561,975
Alcon, Inc.	741,210	49,836,696
Bachem Holding AG, Class B	52,800	5,029,231
Baloise Holding AG	72,462	10,822,716
Banque Cantonale Vaudoise	47,643	4,423,011
Barry Callebaut AG	5,810	11,726,717
Belimo Holding AG	15,029	6,775,078
BKW AG	28,694	3,683,313
Chocoladefabriken Lindt & Spruengli AG	166	16,883,128
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	1,675	17,440,042
Cie Financiere Richemont S.A., Class A	827,537	107,747,011
Clariant AG	368,639	5,881,199
Credit Suisse Group AG (a)	4,236,004	12,546,842
DKSH Holding AG	57,933	4,317,232
Emmi AG	2,878	2,476,998
EMS-Chemie Holding AG	11,251	7,699,451
Flughafen Zuerich AG *	29,773	4,874,928
Geberit AG	57,981	27,190,670
Georg Fischer AG	134,070	7,978,766
Givaudan S.A.	15,004	49,858,477
Helvetia Holding AG	54,504	6,052,504
Holcim AG	878,712	44,970,871
Julius Baer Group Ltd.	344,381	19,461,006
Kuehne & Nagel International AG	81,631	19,586,299
Logitech International S.A.	232,524	13,632,947
Lonza Group AG	119,673	61,573,030
Nestle S.A.	4,367,323	514,956,658
Novartis AG	3,316,471	291,181,106
Partners Group Holding AG	36,314	35,256,311
PSP Swiss Property AG	68,804	7,510,486
Roche Holding AG	1,122,341	362,588,885
Roche Holding AG, Bearer Shares	45,178	17,943,170
Schindler Holding AG	28,495	5,048,498
Schindler Holding AG, Participation Certificates	71,360	13,268,354
SGS S.A.	9,590	22,144,319
SIG Group AG	614,032	13,340,816
Sika AG	246,943	61,427,962
Sonova Holding AG	82,804	21,032,346
Straumann Holding AG	173,514	19,596,018
Swiss Life Holding AG	49,753	26,193,760
Swiss Prime Site AG	124,399	10,249,616
Swiss Re AG	469,348	41,488,836
Swisscom AG	41,086	21,915,408
Tecan Group AG	19,995	8,222,557
Temenos AG	95,893	5,743,012
The Swatch Group AG	66,127	3,134,396
The Swatch Group AG, Bearer Shares	47,573	12,473,089
SECURITY	NUMBER OF SHARES	VALUE ($)
UBS Group AG	4,957,223	89,622,846
VAT Group AG	42,103	11,436,638
Zurich Insurance Group AG	240,248	114,204,481
		2,339,472,800

United Kingdom 13.5%
3i Group plc	1,545,168	24,814,298
abrdn plc	3,483,198	8,063,986
Admiral Group plc	461,116	11,125,639
Airtel Africa plc	1,845,704	2,710,194
Anglo American plc	1,949,627	79,115,709
Antofagasta plc	549,794	9,222,150
Ashtead Group plc	711,783	42,171,206
Associated British Foods plc	563,969	10,618,482
AstraZeneca plc	2,393,404	318,265,062
Auto Trader Group plc	1,489,245	10,034,701
AVEVA Group plc	191,449	7,252,573
Aviva plc	4,530,692	23,972,658
B&M European Value Retail S.A.	1,475,612	7,192,655
BAE Systems plc	5,089,722	49,860,668
Barclays plc	26,331,301	50,561,557
Barratt Developments plc	1,628,037	7,710,725
Bellway plc	197,040	4,707,178
Berkeley Group Holdings plc	166,012	7,534,488
BP plc	30,041,509	177,987,769
British American Tobacco plc	3,630,368	146,606,684
BT Group plc	11,195,214	16,185,511
Bunzl plc	539,627	19,587,723
Burberry Group plc	629,310	16,315,425
Centrica plc	9,594,038	10,861,119
Coca-Cola HBC AG	313,142	7,514,355
Compass Group plc	2,886,127	64,342,304
ConvaTec Group plc	2,609,553	7,153,964
CRH plc	1,244,806	48,809,323
Croda International plc	217,660	17,610,817
DCC plc	164,002	8,572,156
Dechra Pharmaceuticals plc	180,248	5,838,680
Derwent London plc	157,258	4,389,810
Diageo plc	3,657,730	165,876,137
Direct Line Insurance Group plc	2,080,711	5,171,417
Dr. Martens plc	985,954	2,385,919
DS Smith plc	2,176,439	7,861,298
easyJet plc *	596,024	2,776,047
Endeavour Mining plc	301,388	6,212,957
Entain plc	937,491	15,652,743
Experian plc	1,492,236	51,624,871
Ferguson plc	343,149	38,258,391
Flutter Entertainment plc *	283,800	41,148,754
Fresnillo plc	292,442	3,126,064
Glencore plc	21,196,431	142,243,356
GSK plc	6,476,993	108,512,837
Haleon plc *	8,106,721	27,427,852
Halma plc	614,953	15,906,590
Hargreaves Lansdown plc	618,967	6,218,411
Hikma Pharmaceuticals plc	272,524	4,913,670
Hiscox Ltd.	549,380	6,545,838
HomeServe plc	451,993	6,410,897
Howden Joinery Group plc	904,888	6,308,453
HSBC Holdings plc	32,630,760	198,069,293
IMI plc	407,007	6,533,819
Imperial Brands plc	1,520,292	38,473,463
Informa plc	2,378,637	17,398,560
InterContinental Hotels Group plc	296,686	16,948,923
Intermediate Capital Group plc	444,014	6,310,945
International Consolidated Airlines Group S.A. *(a)	1,844,022	2,952,364
International Distributions Services plc	1,489,858	4,052,437

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Intertek Group plc	265,503	12,789,786
ITV plc	5,820,432	5,188,961
J Sainsbury plc	2,734,803	7,249,809
J.D. Sports Fashion plc	3,872,583	5,813,249
Johnson Matthey plc	285,035	7,091,073
Kingfisher plc	3,181,288	9,134,305
Land Securities Group plc	1,147,685	8,394,752
Legal & General Group plc	9,652,607	28,922,151
Lloyds Banking Group plc	111,436,452	62,247,476
London Stock Exchange Group plc	593,646	58,311,139
M&G plc	4,191,047	9,592,929
Melrose Industries plc	6,460,840	10,167,905
Mondi plc	795,958	14,626,197
National Grid plc	5,892,689	71,193,591
NatWest Group plc	8,234,869	25,684,288
Next plc	199,075	13,845,381
NMC Health plc *(b)	136,583	0
Ocado Group plc *	920,320	6,823,753
Pearson plc	1,203,081	14,258,721
Pennon Group plc	417,894	4,558,657
Persimmon plc	511,044	7,741,422
Phoenix Group Holdings plc	1,233,122	8,646,676
Prudential plc	4,441,370	51,802,699
Reckitt Benckiser Group plc	1,158,358	82,051,985
RELX plc	2,998,095	82,548,379
Renishaw plc	56,860	2,500,022
Rentokil Initial plc	4,049,517	26,109,395
Rightmove plc	1,365,640	9,000,170
Rio Tinto plc	1,761,965	117,191,411
Rolls-Royce Holdings plc *	13,697,955	14,831,685
RS Group plc	756,901	8,274,792
Schroders plc	1,059,967	5,584,481
Segro plc	1,932,073	18,195,564
Severn Trent plc	402,295	12,993,006
Shell plc	11,854,298	345,026,436
Smith & Nephew plc	1,415,766	18,301,919
Smiths Group plc	600,849	11,366,530
Smurfit Kappa Group plc	418,632	14,786,960
Spirax-Sarco Engineering plc	118,195	15,771,983
SSE plc	1,724,048	35,078,391
St. James's Place plc	886,934	12,141,591
Standard Chartered plc	3,974,579	29,223,558
Tate & Lyle plc	631,328	5,494,509
Taylor Wimpey plc	5,806,573	7,150,160
Tesco plc	11,996,388	32,501,787
The British Land Co., plc	1,457,909	6,845,931
The Sage Group plc	1,666,157	15,806,349
The Unite Group plc	525,683	5,775,181
The Weir Group plc	419,862	8,857,743
TUI AG *(a)	1,988,344	3,487,945
Unilever plc	4,114,470	203,052,797
United Utilities Group plc	1,115,311	13,601,013
Vodafone Group plc	40,721,149	44,537,643
Whitbread plc	330,829	10,180,554
Wise plc, Class A *	767,864	5,914,658
WPP plc	1,699,823	17,522,508
		3,867,823,831
Total Common Stocks (Cost $26,723,380,121)		28,413,833,565

PREFERRED STOCKS 0.6% OF NET ASSETS

Germany 0.3%
Bayerische Motoren Werke AG	106,624	9,073,762
FUCHS PETROLUB SE	116,304	3,980,570
Henkel AG & Co. KGaA	276,233	19,465,927
Sartorius AG	38,730	14,212,639
SECURITY	NUMBER OF SHARES	VALUE ($)
Sixt SE	21,690	1,297,553
Volkswagen AG	326,082	46,971,462
		95,001,913

Italy 0.0%
Telecom Italia S.p.A. - RSP *	9,162,036	1,899,002

Republic of Korea 0.3%
Hyundai Motor Co., Ltd.	36,417	2,313,944
Hyundai Motor Co., Ltd. 2nd	61,002	3,802,073
LG Chem Ltd.	14,056	3,570,353
Samsung Electronics Co., Ltd.	1,351,352	57,277,611
		66,963,981

Spain 0.0%
Grifols S.A., B Shares *	398,101	3,109,126
Total Preferred Stocks (Cost $167,839,747)		166,974,022

RIGHTS 0.0% OF NET ASSETS

France 0.0%
ALD S.A.
expires 12/13/22, strike EUR 7.50 *	131,715	112,565

Switzerland 0.0%
Credit Suisse Group AG
expires 12/08/22, strike CHF 2.52 *(a)	4,236,004	391,255
Total Rights (Cost $0)		503,820

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)	4,867,390	4,867,390
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)(d)	91,550,534	91,550,534
		96,417,924
Total Short-Term Investments (Cost $96,417,924)		96,417,924
Total Investments in Securities (Cost $26,987,637,792)		28,677,729,331

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/16/22	1,349	133,537,510	10,862,696

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $85,662,110.
(b)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

CHF —	Swiss Franc
EUR —	Euro

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$23,818,793,931	$—	$—	$23,818,793,931
Hong Kong	727,215,803	—	0*	727,215,803
United Kingdom	3,867,823,831	—	0*	3,867,823,831
Preferred Stocks[1]	166,974,022	—	—	166,974,022
Rights[1]	503,820	—	—	503,820
Short-Term Investments[1]	96,417,924	—	—	96,417,924
Futures Contracts[2]	10,862,696	—	—	10,862,696
Total	$28,688,592,027	$—	$—	$28,688,592,027

*	Level 3 amount shown includes securities determined to have no value at November 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Australia 7.1%
29Metals Ltd.	508,372	830,714
Abacus Property Group	909,146	1,674,351
Accent Group Ltd.	618,358	745,406
Alkane Resources Ltd. *	937,664	383,052
APM Human Services International Ltd. (a)	559,547	1,172,901
Appen Ltd.	202,283	361,702
ARB Corp., Ltd.	142,157	2,695,184
Ardent Leisure Group Ltd.	783,302	312,123
Arena REIT	620,231	1,619,938
AUB Group Ltd.	156,229	2,414,781
Audinate Group Ltd. *(a)	122,725	682,990
Aurelia Metals Ltd. *	2,299,065	238,651
Aussie Broadband Ltd. *	333,052	584,378
Austal Ltd.	589,564	963,388
Australian Agricultural Co., Ltd. *	592,321	700,136
Australian Clinical Labs Ltd.	246,653	559,972
Australian Ethical Investment Ltd.	211,583	671,644
Australian Finance Group Ltd.	378,186	421,696
Australian Strategic Materials Ltd. *(a)	189,248	214,823
AVZ Minerals Ltd. *(a)(b)	4,271,362	2,231,214
Baby Bunting Group Ltd.	228,783	389,169
Bapcor Ltd.	617,495	2,853,401
Bega Cheese Ltd.	541,222	1,268,597
Bellevue Gold Ltd. *	1,780,649	1,311,751
Betmakers Technology Group Ltd. *(a)	1,740,335	303,031
Blackmores Ltd.	27,238	1,294,949
BrainChip Holdings Ltd. *(a)	1,543,302	754,491
Bravura Solutions Ltd.	443,093	234,424
Breville Group Ltd. (a)	261,505	3,548,132
Brickworks Ltd.	111,067	1,666,891
Bubs Australia Ltd *(a)	1,209,440	234,889
BWP Trust	891,501	2,447,857
Calix Ltd. *	263,631	886,299
Capricorn Metals Ltd. *	576,289	1,620,951
Carnarvon Energy Ltd. *	3,197,679	321,223
Cedar Woods Properties Ltd.	120,954	362,083
Centuria Capital Group	1,319,712	1,635,050
Centuria Industrial REIT	947,361	2,042,921
Centuria Office REIT	839,774	891,399
Chalice Mining Ltd. *	614,884	2,186,593
Champion Iron Ltd.	848,682	3,614,784
Charter Hall Long Wale REIT	1,213,764	3,617,217
Charter Hall Retail REIT	912,375	2,474,621
Charter Hall Social Infrastructure REIT	608,993	1,394,822
City Chic Collective Ltd. *	312,777	166,526
Clinuvel Pharmaceuticals Ltd.	71,795	942,390
Codan Ltd.	218,874	571,662
Collins Foods Ltd.	194,453	996,223
Cooper Energy Ltd. *	4,769,405	622,844
Core Lithium Ltd. *(a)	3,118,719	2,830,061
Coronado Global Resources, Inc.	1,383,116	1,954,435
SECURITY	NUMBER OF SHARES	VALUE ($)
Corporate Travel Management Ltd.	207,346	2,295,349
Costa Group Holdings Ltd.	800,205	1,414,769
Credit Corp. Group Ltd.	105,180	1,418,642
Cromwell Property Group	2,675,499	1,263,206
Data#3 Ltd.	267,378	1,226,582
De Grey Mining Ltd. *	2,635,121	2,276,515
Dexus Industria REIT	371,660	731,768
Dicker Data Ltd.	89,670	653,966
Eagers Automotive Ltd.	357,436	2,934,736
Eclipx Group Ltd. *	506,156	698,284
Elders Ltd.	282,995	1,955,864
Emeco Holdings Ltd.	1,007,096	519,328
EML Payments Ltd. *	555,992	240,164
Estia Health Ltd.	422,890	597,572
Event Hospitality & Entertainment Ltd.	187,419	1,720,804
Firefinch Ltd. *(b)	2,051,119	206,045
G.U.D. Holdings Ltd.	260,360	1,421,059
G8 Education Ltd.	1,565,739	1,022,361
GDI Property Group Partnership	756,418	392,594
Gold Road Resources Ltd.	1,982,511	2,323,453
Goulamina Holdings Pty Ltd. *	1,731,415	631,943
GQG Partners, Inc.	1,215,498	1,204,748
GrainCorp Ltd., Class A	412,014	2,229,480
Growthpoint Properties Australia Ltd.	501,558	1,081,577
GWA Group Ltd.	447,769	635,726
Hansen Technologies Ltd.	291,401	1,008,932
Healius Ltd.	990,184	1,929,697
Helia Group Ltd.	701,095	1,272,408
Home Consortium Ltd.	279,382	976,673
HomeCo Daily Needs REIT	3,195,814	2,825,112
Hotel Property Investments	345,144	774,329
HUB24 Ltd.	103,355	1,868,855
Imdex Ltd.	686,838	1,113,140
Imugene Ltd. *(a)	10,735,947	1,330,125
Incannex Healthcare Ltd. *(a)	2,572,267	396,209
Infomedia Ltd.	692,968	512,809
Ingenia Communities Group	698,107	2,019,696
Inghams Group Ltd.	344,424	650,463
Integral Diagnostics Ltd.	308,597	572,469
InvoCare Ltd.	272,445	2,043,512
ioneer Ltd. *	3,807,892	1,466,333
IPH Ltd.	297,421	1,814,556
IRESS Ltd.	347,315	2,211,996
Jervois Global Ltd. *	3,372,735	869,607
Johns Lyng Group Ltd.	323,954	1,581,580
Judo Capital Holdings Ltd. *	1,012,300	938,943
Jumbo Interactive Ltd.	93,349	876,472
Karoon Energy Ltd. *	935,225	1,453,063
Kelsian Group Ltd.	232,148	851,973
Lake Resources NL *(a)	2,489,123	1,666,966
Life360, Inc. *	294,131	1,231,122
Lifestyle Communities Ltd.	174,291	2,227,069
Link Administration Holdings Ltd.	912,863	2,164,159
Liontown Resources Ltd. *(a)	3,186,671	4,129,510
Lovisa Holdings Ltd.	98,758	1,552,926
Macmahon Holdings Ltd.	2,845,280	295,350

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Macquarie Telecom Group Ltd. *	17,167	673,134
Mayne Pharma Group Ltd. *	3,223,934	496,586
McMillan Shakespeare Ltd.	121,155	1,196,778
Megaport Ltd. *	247,446	1,092,059
Mesoblast Ltd. *(a)	1,103,870	816,884
Mincor Resources NL *	875,276	920,291
Monadelphous Group Ltd.	164,578	1,513,291
Money3 Corp., Ltd.	353,786	459,645
Mount Gibson Iron Ltd. *	1,335,361	411,374
Myer Holdings Ltd.	1,518,448	747,425
MyState Ltd.	198,444	538,237
Nanosonics Ltd. *	442,486	1,404,618
National Storage REIT	2,125,632	3,402,250
Navigator Global Investments Ltd.	310,655	242,373
nearmap Ltd. *	754,128	1,060,583
Neometals Ltd. *(a)	865,472	579,607
Netwealth Group Ltd.	158,128	1,456,102
New Hope Corp., Ltd.	420,335	1,674,915
nib Holdings Ltd.	864,879	4,228,229
Nick Scali Ltd.	82,462	624,040
Nickel Industries Ltd.	2,446,003	1,597,136
Nine Entertainment Co. Holdings Ltd.	2,796,497	3,932,909
Novonix Ltd. *(a)	430,102	645,208
NRW Holdings Ltd.	792,358	1,448,653
OFX Group Ltd. *	445,737	728,365
Omni Bridgeway Ltd. *	460,737	1,326,789
oOh!media Ltd.	913,086	831,631
Opthea Ltd. *	633,852	407,511
Pact Group Holdings Ltd.	398,116	282,615
Paladin Energy Ltd. *	5,405,771	2,859,993
Paradigm Biopharmaceuticals Ltd. *	411,598	388,662
Pendal Group Ltd.	718,940	2,407,370
Perenti Global Ltd. *	1,344,555	990,493
Perseus Mining Ltd.	2,498,887	3,731,915
PEXA Group Ltd. *	99,226	966,871
Pinnacle Investment Management Group Ltd.	180,371	1,046,080
PointsBet Holdings Ltd. *	413,326	553,609
PolyNovo Ltd. *	1,114,736	1,508,008
PPK Mining Equipment Group *(b)	78,953	1,486
Praemium Ltd.	844,751	492,185
Premier Investments Ltd.	152,466	2,590,441
Ramelius Resources Ltd.	1,574,056	901,294
Regis Healthcare Ltd.	246,772	322,263
Regis Resources Ltd.	1,302,616	1,683,658
Reliance Worldwide Corp., Ltd.	1,458,302	2,988,472
Resolute Mining Ltd. *	2,036,649	218,231
Rural Funds Group	679,202	1,232,675
Sandfire Resources Ltd.	836,865	2,802,242
Sayona Mining Ltd. *(a)	12,704,371	1,956,867
Select Harvests Ltd.	224,612	658,851
Service Stream Ltd.	1,042,093	481,544
Seven West Media Ltd. *	1,718,057	471,739
SG Fleet Group Ltd.	223,613	264,315
Sigma Healthcare Ltd.	1,883,751	820,006
Silver Lake Resources Ltd. *	1,567,799	1,270,445
SiteMinder Ltd. *	406,420	870,974
SmartGroup Corp., Ltd.	156,461	501,905
Southern Cross Media Group Ltd.	511,338	359,565
St. Barbara Ltd. *	1,626,250	658,905
Starpharma Holdings Ltd. *	724,986	242,762
Steadfast Group Ltd.	1,771,044	6,298,022
Super Retail Group Ltd.	304,448	2,240,738
Superloop Ltd. *	753,435	375,909
Syrah Resources Ltd. *	1,278,536	2,217,650
Technology One Ltd.	511,332	4,657,171
Telix Pharmaceuticals Ltd. *	314,782	1,551,558
Temple & Webster Group Ltd. *	196,309	692,837
Tyro Payments Ltd. *	619,924	728,611
SECURITY	NUMBER OF SHARES	VALUE ($)
United Malt Grp Ltd.	509,345	1,139,302
Ventia Services Group Pty Ltd.	443,938	799,751
Virgin Australia Holdings Pty. Ltd. *(b)	424,000	0
Viva Energy Group Ltd.	1,558,750	2,881,150
Vulcan Energy Resources Ltd. *(a)	194,614	939,701
Waypoint REIT Ltd.	1,332,475	2,480,756
Webjet Ltd. *	688,899	2,943,449
West African Resources Ltd. *	1,852,537	1,432,944
Westgold Resources Ltd. *	708,326	355,774
Zip Co., Ltd. *(a)	1,081,273	535,855
		243,895,561

Austria 1.0%
Agrana Beteiligungs AG	21,740	346,961
AT&S Austria Technologie & Systemtechnik AG	45,787	1,631,202
BAWAG Group AG *	159,858	8,124,545
CA Immobilien Anlagen AG	76,428	2,494,602
DO & Co. AG *	12,044	1,098,738
EVN AG	68,063	1,239,033
Flughafen Wien AG *	19,743	670,836
Flughafen Wien AG,Tender Shares *	2,600	85,399
IMMOFINANZ AG *	57,514	727,213
Lenzing AG (a)	25,026	1,677,498
Mayr Melnhof Karton AG	15,666	2,613,140
Oesterreichische Post AG (a)	62,224	2,043,799
Palfinger AG	17,991	464,963
Porr AG	22,093	295,270
S IMMO AG	10,168	151,807
Schoeller-Bleckmann Oilfield Equipment AG	20,468	1,365,652
Strabag SE	27,291	1,124,007
UNIQA Insurance Group AG	204,806	1,503,563
Vienna Insurance Group AG Wiener Versicherung Gruppe	74,631	1,713,617
Wienerberger AG	212,019	5,496,928
		34,868,773

Belgium 1.5%
Aedifica S.A.	73,521	5,673,781
AGFA-Gevaert N.V. *	243,553	697,152
Barco N.V.	129,212	2,889,696
Bekaert S.A.	66,318	2,306,644
bpost S.A.	183,814	1,039,060
Cofinimmo S.A.	59,407	5,070,861
Deme Group NV *	13,943	1,689,462
Econocom Group S.A. N.V.	200,057	579,858
Euronav N.V. *	226,643	4,342,884
Fagron	108,519	1,398,942
Gimv N.V.	35,910	1,527,056
KBC Ancora	65,436	2,661,358
Kinepolis Group N.V. *	24,204	906,151
Lotus Bakeries NV	741	4,669,379
Melexis N.V.	37,048	3,156,620
Mithra Pharmaceuticals S.A. *(a)	47,792	222,179
Montea N.V.	24,602	1,606,014
Ontex Group N.V. *	148,598	977,695
Orange Belgium S.A. *	24,831	435,666
Retail Estates N.V.	20,741	1,287,765
Shurgard Self Storage S.A.	46,816	2,012,520
Telenet Group Holding N.V.	82,833	1,292,128
Tessenderlo Group S.A. *	47,192	1,550,060
Van de Velde N.V.	10,258	342,214

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
VGP N.V.	19,035	1,503,273
Xior Student Housing N.V.	40,238	1,131,068
		50,969,486

Canada 22.1%
Aecon Group, Inc.	113,677	823,418
Air Canada *	329,874	4,693,715
Alamos Gold, Inc., Class A	725,784	6,981,060
Algonquin Power & Utilities Corp.	1,246,533	9,341,872
Allied Properties Real Estate Investment Trust	236,564	4,582,261
AltaGas Ltd.	516,869	8,604,952
ARC Resources Ltd.	1,121,104	16,522,577
Aritzia, Inc. *	162,749	6,142,853
Artis Real Estate Investment Trust	147,179	1,006,380
Atco Ltd., Class I	137,418	4,365,710
ATS Corp. *	139,288	4,604,919
B2Gold Corp.	1,954,980	6,763,190
Ballard Power Systems, Inc. *	464,970	2,815,817
Bausch Health Cos., Inc. *	586,878	4,082,216
Baytex Energy Corp. *	1,034,547	5,242,559
BlackBerry Ltd. *	967,617	4,653,583
Boardwalk Real Estate Investment Trust	69,076	2,539,461
Bombardier, Inc., Class B *	155,096	5,421,553
Boralex, Inc., Class A	153,816	4,289,875
Boyd Group Services, Inc.	39,453	6,358,693
Brookfield Infrastructure Corp., Class A	180,610	8,397,026
Brookfield Renewable Corp., Class A	236,455	7,642,884
BRP, Inc.	65,234	4,843,590
CAE, Inc. *	546,840	11,733,846
Cameco Corp.	792,752	19,162,413
Canada Goose Holdings, Inc. *	89,626	1,665,985
Canadian Apartment Properties REIT	320,554	10,332,824
Canadian Western Bank	168,360	3,210,228
Canfor Corp. *	111,014	1,951,364
Canopy Growth Corp. *(a)	549,154	1,968,642
Capital Power Corp.	215,737	7,358,323
Cargojet, Inc.	31,098	3,013,228
Cascades, Inc.	177,016	1,088,968
CCL Industries, Inc., Class B	271,737	12,816,157
Celestica, Inc. *	187,933	2,080,751
Centerra Gold, Inc.	413,659	2,193,854
Chartwell Retirement Residences	430,524	2,642,148
Choice Properties Real Estate Investment Trust	474,806	5,158,879
CI Financial Corp.	319,554	3,354,174
Cogeco Communications, Inc.	18,490	1,026,449
Colliers International Group, Inc.	57,585	5,395,328
Crescent Point Energy Corp.	950,607	7,327,464
Cronos Group, Inc. *	362,520	1,112,402
Definity Financial Corp.	134,974	3,967,481
Dream Industrial Real Estate Investment Trust	447,590	3,991,564
Dream Office Real Estate Investment Trust	63,151	721,087
Dye & Durham Ltd.	71,330	715,036
ECN Capital Corp.	427,772	965,540
Eldorado Gold Corp. *	344,213	2,617,715
Element Fleet Management Corp.	738,762	10,386,371
Emera, Inc.	489,193	18,897,276
Enerplus Corp.	438,077	8,081,660
Enghouse Systems Ltd.	81,018	1,858,567
Equinox Gold Corp. *	462,075	1,615,575
Finning International, Inc.	285,312	7,170,156
First Capital Real Estate Investment Trust	402,119	5,086,923
First Majestic Silver Corp.	419,134	3,861,462
SECURITY	NUMBER OF SHARES	VALUE ($)
First National Financial Corp.	33,628	894,961
First Quantum Minerals Ltd.	1,030,176	24,301,120
FirstService Corp.	70,556	9,069,701
GFL Environmental, Inc.	282,170	8,117,305
Gibson Energy, Inc.	272,571	4,907,766
Gildan Activewear, Inc.	345,183	9,917,296
Granite Real Estate Investment Trust	113,155	6,651,414
H&R Real Estate Investment Trust	490,535	4,501,184
Home Capital Group, Inc.	76,804	2,419,068
Hudbay Minerals, Inc.	404,871	2,266,704
iA Financial Corp., Inc.	195,972	10,970,211
IAMGOLD Corp. *	892,391	1,810,190
Innergex Renewable Energy, Inc.	287,638	3,572,932
Ivanhoe Mines Ltd., Class A *	1,046,271	9,291,955
Keyera Corp.	408,871	9,451,956
Kinaxis, Inc. *	50,079	5,622,205
Kinross Gold Corp.	2,400,433	9,844,661
Laurentian Bank of Canada	79,302	1,942,627
Lightspeed Commerce, Inc. *	247,755	4,033,306
Linamar Corp.	82,544	4,020,344
Lithium Americas Corp. *(a)	172,436	4,266,064
Lundin Mining Corp.	1,262,429	7,710,343
Maple Leaf Foods, Inc.	140,997	2,645,839
MEG Energy Corp. *	566,812	8,006,528
Methanex Corp.	104,772	4,064,291
Mullen Group Ltd.	160,024	1,807,160
NFI Group, Inc. (a)	128,295	941,606
Northland Power, Inc.	435,866	12,249,387
NorthWest Healthcare Properties Real Estate Investment Trust	383,725	2,870,083
Novagold Resources, Inc. *	438,358	2,505,919
Nuvei Corp. *	118,363	3,619,776
OceanaGold Corp. *	1,293,323	2,184,635
Onex Corp.	134,364	7,025,938
Open Text Corp.	496,541	14,467,338
Osisko Gold Royalties Ltd.	339,280	4,246,944
Pan American Silver Corp.	383,192	6,243,794
Paramount Resources Ltd., Class A	137,613	3,047,239
Parex Resources, Inc.	207,054	2,941,551
Parkland Corp.	286,124	6,048,767
PrairieSky Royalty Ltd.	400,067	6,509,905
Premium Brands Holdings Corp.	68,913	4,312,082
Primaris Real Estate Investment Trust	187,039	2,068,094
Primo Water Corp.	291,546	4,518,243
Quebecor, Inc., Class B	291,036	6,223,452
RioCan Real Estate Investment Trust	564,842	8,807,819
Ritchie Bros. Auctioneers, Inc.	205,515	11,180,004
Russel Metals, Inc.	116,877	2,495,824
SmartCentres Real Estate Investment Trust	243,403	4,937,363
SNC-Lavalin Group, Inc.	325,722	5,831,137
SSR Mining, Inc.	385,544	5,795,815
Stantec, Inc.	207,558	10,188,821
Stelco Holdings, Inc.	98,293	3,257,582
Stella-Jones, Inc.	114,555	4,033,972
Summit Industrial Income REIT	327,583	5,448,843
Superior Plus Corp.	310,663	2,337,363
TFI International, Inc.	155,507	16,747,084
The Descartes Systems Group, Inc. *	156,258	10,764,133
The North West Co., Inc.	88,194	2,460,350
TMX Group Ltd.	102,506	10,664,193
Torex Gold Resources, Inc. *	160,185	1,471,051
Toromont Industries Ltd.	150,238	11,345,701
TransAlta Corp.	438,297	4,060,641
TransAlta Renewables, Inc.	195,947	2,065,415
Transcontinental, Inc., Class A	144,596	1,806,783
Tricon Residential, Inc.	453,203	3,854,415
Turquoise Hill Resources Ltd. *	183,273	5,694,076
Vermilion Energy, Inc.	297,961	5,844,053

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
West Fraser Timber Co., Ltd.	149,426	11,597,406
Westshore Terminals Investment Corp.	72,453	1,284,775
Whitecap Resources, Inc.	554,462	4,388,417
Winpak Ltd.	56,864	1,824,581
WSP Global, Inc.	217,515	25,887,767
Yamana Gold, Inc.	1,783,309	9,641,997
		755,099,269

Denmark 2.1%
ALK-Abello A/S *	242,658	3,396,144
Alm Brand A/S	1,579,598	2,558,425
Ambu A/S, Class B	316,168	3,882,235
Bavarian Nordic A/S *	129,794	4,258,369
Chemometec A/S *	29,450	3,440,868
D/S Norden A/S	45,249	2,322,678
Dfds A/S	55,529	1,911,002
FLSmidth & Co. A/S	106,442	3,069,323
ISS A/S *	341,240	7,281,884
Jyske Bank A/S *	96,179	5,729,172
Netcompany Group A/S *	60,791	2,740,085
Nilfisk Holding A/S *	49,580	965,011
NKT A/S *	79,299	4,149,539
NTG Nordic Transport Group A/S *	27,475	870,991
Ringkjoebing Landbobank A/S	51,536	6,342,387
Scandinavian Tobacco Group A/S, Class A	108,163	1,883,648
Schouw & Co. A/S	23,048	1,639,973
Spar Nord Bank A/S	152,183	2,195,200
Sydbank A/S	105,729	3,866,938
Topdanmark A/S	79,053	4,075,382
TORM plc, Class A	55,712	1,585,668
Zealand Pharma A/S *	85,135	2,373,602
		70,538,524

Finland 1.0%
Cargotec Oyj, B Shares	90,449	3,678,666
Citycon Oyj *	136,462	907,682
Finnair Oyj *(a)	1,079,188	499,367
F-Secure Oyj *	196,007	613,528
Kemira Oyj	165,100	2,361,233
Konecranes Oyj	133,157	3,843,055
Metsa Board Oyj, B Shares	327,180	2,861,803
Nokian Renkaat Oyj	252,611	2,712,852
Oriola Oyj, B Shares	237,221	437,704
Outokumpu Oyj	618,440	3,040,608
QT Group Oyj *(a)	36,527	1,698,845
Raisio Oyj, V Shares	232,826	503,431
Revenio Group Oyj	42,007	1,756,917
Sanoma Oyj	136,875	1,586,909
Terveystalo Oyj	141,459	910,333
TietoEVRY Oyj	160,571	4,285,403
Tokmanni Group Corp.	90,539	1,223,092
Uponor Oyj	98,251	1,483,066
WithSecure Oyj *	196,007	282,546
YIT Oyj	295,479	811,712
		35,498,752

France 3.4%
Air France-KLM *(a)	2,147,441	2,835,751
Altarea S.C.A.	7,776	1,084,088
Alten S.A.	53,034	6,525,471
Antin Infrastructure Partners S.A.	48,471	1,111,954
Atos SE *(a)	183,037	1,888,409
Beneteau S.A.	67,353	750,367
Bonduelle S.C.A.	24,071	304,852
Carmila S.A.	104,973	1,480,770
SECURITY	NUMBER OF SHARES	VALUE ($)
Casino Guichard Perrachon S.A. *(a)	76,453	838,366
CGG S.A. *	1,305,615	886,718
Cie Plastic Omnium S.A.	105,373	1,609,015
Coface S.A.	198,669	2,391,301
Derichebourg S.A.	176,326	926,833
Elior Group S.A. *(a)	208,487	622,539
Elis S.A.	419,283	5,396,433
Equasens	6,932	561,010
Eramet S.A.	17,737	1,473,816
Etablissements Maurel et Prom S.A.	96,856	411,377
Eutelsat Communications S.A. (a)	339,008	2,654,598
Fnac Darty S.A.	32,264	1,170,030
Gaztransport Et Technigaz S.A.	57,572	7,071,985
GL Events *	23,856	367,467
ID Logistics Group *	4,527	1,267,853
Imerys S.A.	71,542	2,774,156
Interparfums S.A.	31,945	1,776,177
IPSOS	71,687	4,030,163
Jacquet Metals SACA	23,528	391,001
Korian S.A.	118,506	1,168,949
Lagardere S.A.	28,445	562,630
LISI	30,096	629,063
Maisons du Monde S.A.	80,740	980,980
Manitou BF S.A.	21,537	484,536
Mercialys S.A.	117,268	1,107,835
Mersen S.A.	27,165	1,029,312
Metropole Television S.A.	121,293	1,714,730
Nexans S.A.	54,526	4,721,600
Nexity S.A.	77,836	1,925,055
Orpea S.A. *(a)	90,008	605,364
OVH Groupe SAS *(a)	39,963	553,439
PEUGEOT INVEST	9,312	850,464
Quadient S.A.	61,666	922,574
Rothschild & Co.	51,546	1,992,941
Rubis S.C.A.	172,486	4,297,924
SES S.A.	698,557	4,727,036
SES-imagotag S.A. *	9,252	1,249,853
SMCP S.A. *	75,082	524,149
Societe BIC S.A.	46,148	3,007,781
Solutions 30 SE *(a)	149,535	269,214
Sopra Steria Group S.A.	26,468	3,924,399
SPIE S.A.	233,508	5,674,183
Technip Energies N.V.	322,574	5,011,966
Television Francaise 1	193,422	1,429,947
Trigano S.A.	15,190	1,867,462
Vallourec S.A. *	283,512	3,238,831
Valneva SE *(a)	154,057	993,308
Verallia S.A.	129,359	3,878,623
Vetoquinol S.A.	6,949	612,471
Vicat S.A.	28,114	665,794
Vilmorin & Cie S.A.	11,319	572,241
Virbac S.A.	8,067	2,022,556
Voltalia S.A. *(a)	50,087	954,083
X-Fab Silicon Foundries SE *	95,661	633,830
		117,407,623

Germany 4.1%
Aareal Bank AG, Tender Shares *	113,056	3,794,904
About You Holding SE *(a)	58,939	354,409
Adesso SE	6,770	945,231
ADLER Group S.A. *(a)	175,224	326,379
AIXTRON SE	197,602	6,319,494
Atoss Software AG (a)	7,035	1,050,320
Aurubis AG	64,379	5,025,943
Auto1 Group SE *(a)	171,830	1,459,629
Basler AG	23,177	808,996
BayWa AG	25,770	1,228,528
Befesa S.A.	74,524	3,109,246

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bertrandt AG	7,961	286,077
Bilfinger SE	51,236	1,440,215
CANCOM SE	61,202	1,798,494
CECONOMY AG (a)	325,173	747,306
CompuGroup Medical SE & Co. KgaA	45,302	1,672,697
CropEnergies AG	38,316	572,844
Dermapharm Holding SE	32,069	1,373,625
Deutsche Beteiligungs AG	25,820	776,298
Deutsche Euroshop AG (a)	17,506	383,573
Deutsche Pfandbriefbank AG	226,373	1,764,453
Deutz AG	209,821	932,870
DIC Asset AG	98,938	765,055
Duerr AG	91,695	3,043,899
Eckert & Ziegler Strahlen- und Medizintechnik AG	25,200	1,392,066
ElringKlinger AG	49,429	373,821
Encavis AG	201,419	4,100,121
Energiekontor AG	11,472	1,030,019
flatexDEGIRO AG *	159,527	1,665,565
Freenet AG	218,953	4,783,941
Gerresheimer AG	58,132	4,201,863
GFT Technologies SE	31,745	1,173,436
Global Fashion Group S.A. *	191,611	214,654
Grand City Properties S.A.	172,374	1,693,205
GRENKE AG (a)	48,701	1,035,995
Hamburger Hafen und Logistik AG	45,966	549,962
Hensoldt AG	97,058	2,208,580
Hornbach Holding AG & Co. KGaA	15,892	1,237,057
Hugo Boss AG	104,328	5,734,149
Hypoport SE *	7,373	790,286
Indus Holding AG	35,752	831,952
Instone Real Estate Group AG	61,554	538,088
Jenoptik AG	96,918	2,640,486
K+S AG	356,023	7,687,162
Kloeckner & Co. SE	136,805	1,274,794
Kontron AG (a)	95,849	1,519,840
Krones AG	26,698	2,974,374
KWS Saat SE & Co. KGaA	19,299	1,307,526
MorphoSys AG *	64,437	1,032,699
Nagarro SE *(a)	14,269	1,607,313
New Work SE	5,138	845,396
Nordex SE *	234,718	2,904,962
Norma Group SE	58,585	1,007,378
PATRIZIA SE	78,094	756,653
Pfeiffer Vacuum Technology AG	12,030	2,155,283
PNE AG	142,503	3,220,684
ProSiebenSat.1 Media SE	305,856	2,732,915
Salzgitter AG	70,810	2,021,051
Secunet Security Networks AG	2,437	549,527
SGL Carbon SE *(a)	93,395	717,865
Shop Apotheke Europe N.V. *	13,514	588,870
Siltronic AG	37,743	3,042,900
SMA Solar Technology AG *(a)	16,294	1,057,797
Software AG	90,002	2,259,308
Stabilus SE	45,212	2,853,670
STRATEC SE	13,397	1,142,161
Stroeer SE & Co. KGaA	45,988	2,073,997
Suedzucker AG	142,386	2,062,771
Synlab AG	146,592	2,034,650
TAG Immobilien AG	280,256	1,644,824
Takkt AG	60,492	834,627
Teamviewer AG *	272,055	3,444,092
VERBIO Vereinigte BioEnergie AG	36,802	2,845,777
Vitesco Technologies Group AG, Class A *	34,058	1,770,925
Vossloh AG	15,849	683,763
Wacker Neuson SE	44,096	768,226
SECURITY	NUMBER OF SHARES	VALUE ($)
Washtec AG	19,070	741,237
Wuestenrot & Wuerttembergische AG	37,716	588,728
		140,929,476

Hong Kong 0.9%
Antengene Corp., Ltd. *	538,165	272,340
Apollo Future Mobility Group Ltd. *	10,215,452	399,169
Asia Cement China Holdings Corp.	802,313	324,811
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	458,665	592,319
China Animal Healthcare Ltd. *(b)	192,752	0
Chow Sang Sang Holdings International Ltd.	445,973	514,222
CITIC Resources Holdings Ltd.	4,279,707	230,283
CITIC Telecom International Holdings Ltd.	2,785,715	917,211
C-Mer Eye Care Holdings Ltd. *	777,932	404,638
Cowell e Holdings, Inc. *(a)	549,348	889,598
Crystal International Group Ltd.	1,033,072	293,821
Dynam Japan Holdings Co., Ltd.	473,521	311,212
EC Healthcare	729,951	502,189
Esprit Holdings Ltd. *	4,998,996	480,334
Far East Consortium International Ltd.	1,973,004	467,626
Fortune Real Estate Investment Trust	2,575,786	1,828,179
Fosun Tourism Group *(a)	357,530	401,709
Frontage Holdings Corp. *	1,300,428	386,521
Giordano International Ltd.	2,110,371	386,629
HKBN Ltd.	1,422,344	947,561
Hong Kong Technology Venture Co., Ltd.	980,927	727,637
Hua Medicine *	1,569,895	685,842
IGG, Inc. *	1,513,148	525,351
Jacobio Pharmaceuticals Group Co., Ltd. *	694,040	404,571
Jinchuan Group International Resources Co., Ltd.	9,361,713	707,631
JW Cayman Therapeutics Co., Ltd. *	358,415	196,071
K Wah International Holdings Ltd.	2,282,339	719,307
Lifestyle International Holdings Ltd. *	943,330	601,856
LK Technology Holdings Ltd. (a)	672,028	665,528
Luk Fook Holdings International Ltd.	616,731	1,488,593
MH Development NPV *(b)	459,925	10,783
OCI International Holdings Ltd. *	1,774,120	468,219
Pacific Basin Shipping Ltd.	8,712,361	2,902,074
Powerlong Real Estate Holdings Ltd.	2,594,295	418,783
Prosperity REIT	2,060,133	456,605
Realord Group Holdings Ltd. *(a)	704,246	811,117
Sa Sa International Holdings Ltd. *	2,063,559	282,879
Shun Tak Holdings Ltd. *	2,347,445	375,928
Sirnaomics Ltd. *	129,408	953,297
SmarTone Telecommunications Holdings Ltd.	634,586	320,321
Stella International Holdings Ltd.	796,000	740,370
Sun Hung Kai & Co., Ltd.	1,020,785	371,409
SUNeVision Holdings Ltd.	1,102,323	555,010
Sunlight Real Estate Investment Trust	1,972,552	755,612
Superb Summit International Group Ltd. *(b)	1,120,000	0
Texhong Textile Group Ltd.	544,409	444,985
The United Laboratories International Holdings Ltd.	882,601	460,212
Theme International Holdings Ltd. *	9,385,205	961,907
Truly International Holdings Ltd.	2,810,300	489,656
Value Partners Group Ltd.	1,728,051	518,050
Vesync Co., Ltd.	709,585	487,269

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vobile Group Ltd. *	2,855,574	1,269,469
VSTECS Holdings Ltd.	1,218,130	658,575
		31,985,289

Ireland 0.0%
Dalata Hotel Group plc *	404,663	1,437,481

Israel 0.9%
Allot Ltd. *	61,843	224,587
AudioCodes Ltd.	45,301	827,164
Camtek Ltd. *	48,850	1,147,804
Cellcom Israel Ltd. *	169,246	937,885
Clal Insurance Enterprises Holdings Ltd. *	116,320	2,084,522
Danel Adir Yeoshua Ltd.	8,701	755,786
Delek Automotive Systems Ltd.	98,840	1,291,683
Delta Galil Industries Ltd.	17,415	734,900
Equital Ltd. *	32,861	1,037,174
FIBI Holdings Ltd.	31,376	1,439,533
Formula Systems 1985 Ltd.	13,712	1,107,197
G City Ltd.	136,259	473,903
Gilat Satellite Networks Ltd. *	48,826	289,251
Hilan Ltd.	25,269	1,220,130
IDI Insurance Co., Ltd.	14,565	350,501
Isracard Ltd.	354,074	1,160,646
Israel Canada T.R Ltd.	264,508	716,486
Kamada Ltd. *	54,181	247,484
Matrix IT Ltd.	58,254	1,330,608
Mega Or Holdings Ltd.	36,387	1,075,696
Menora Mivtachim Holdings Ltd. *	41,914	911,338
Migdal Insurance & Financial Holding Ltd. *	650,421	836,991
Naphtha Israel Petroleum Corp., Ltd. *	59,109	326,356
Oil Refineries Ltd.	2,682,731	973,475
One Software Technologies Ltd.	76,310	1,105,846
Partner Communications Co., Ltd. *	193,865	1,488,417
Perion Network Ltd. *	72,980	1,970,500
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	13,712	966,513
Reit 1 Ltd.	341,540	1,849,105
Sella Capital Real Estate Ltd.	397,347	1,004,337
Summit Real Estate Holdings Ltd.	75,013	1,087,050
		30,972,868

Italy 2.5%
ACEA S.p.A.	77,064	1,043,438
Alerion Cleanpower S.p.A.	11,412	419,488
Anima Holding S.p.A.	423,863	1,585,115
Arnoldo Mondadori Editore S.p.A.	231,993	437,135
Autogrill S.p.A. *	351,018	2,327,581
Azimut Holding S.p.A.	201,470	4,034,777
Banca Generali S.p.A.	104,079	3,452,854
Banca IFIS S.p.A.	42,718	577,518
Banca Popolare di Sondrio S.p.A.	721,325	2,854,986
Banco BPM S.p.A.	2,551,804	8,702,162
BFF Bank S.p.A.	336,353	2,583,591
Biesse S.p.A.	23,510	305,009
BPER Banca	1,937,662	3,934,363
Brembo S.p.A.	264,808	3,045,607
Brunello Cucinelli S.p.A.	64,553	4,180,773
Carel Industries S.p.A.	81,900	2,002,798
Cementir Holding N.V.	91,206	593,513
CIR SpA-Compagnie Industriali *	1,292,082	570,073
Credito Emiliano S.p.A.	135,902	944,537
Danieli & C Officine Meccaniche S.p.A.	26,451	578,749
Datalogic S.p.A.	35,793	311,419
SECURITY	NUMBER OF SHARES	VALUE ($)
doValue S.p.A.	107,417	760,941
El.En. S.p.A.	91,226	1,350,725
Enav S.p.A.	457,118	1,991,882
ERG S.p.A.	121,613	3,789,121
Fincantieri S.p.A. *(a)	879,451	500,756
Gruppo MutuiOnline S.p.A.	31,586	873,555
GVS S.p.A. *	133,803	458,499
Immobiliare Grande Distribuzione SIIQ S.p.A.	124,950	405,262
Intercos S.p.A. *	74,812	956,715
Iren S.p.A.	1,210,770	1,964,751
Italmobiliare S.p.A.	24,225	639,795
Iveco Group N.V. *	358,743	2,372,156
Juventus Football Club S.p.A. *(a)	986,405	278,085
Maire Tecnimont S.p.A. (a)	296,859	926,764
MARR S.p.A.	60,841	712,899
MFE-MediaForEurope N.V., Class A	1,299,785	537,738
MFE-MediaForEurope N.V., Class B	507,933	293,661
Piaggio & C S.p.A.	288,386	828,453
RAI Way S.p.A.	167,833	906,384
Salcef Group S.p.A.	27,523	490,832
Salvatore Ferragamo S.p.A.	128,533	2,251,171
Sanlorenzo S.p.A	24,754	892,078
Saras S.p.A. *	1,045,046	1,256,805
Sesa S.p.A.	13,510	1,648,402
SOL S.p.A.	68,132	1,306,232
Tamburi Investment Partners S.p.A.	186,911	1,458,793
Technogym S.p.A.	252,884	1,920,317
Tinexta S.p.A.	35,925	841,156
Tod's S.p.A. *	15,778	545,210
Unipol Gruppo S.p.A.	887,250	4,470,947
Webuild S.p.A. (a)	572,610	889,688
Zignago Vetro S.p.A.	55,602	801,508
		83,806,767

Japan 17.5%
Adastria Co., Ltd.	47,803	687,549
ADEKA Corp.	184,272	2,973,918
Aeon Delight Co., Ltd.	32,988	691,486
Aeon Fantasy Co., Ltd.	11,978	250,908
Aeon Hokkaido Corp.	95,802	808,763
Ai Holdings Corp.	64,504	1,026,221
Aichi Financial Group, Inc.	70,381	1,117,199
Aichi Steel Corp.	20,611	335,737
Aida Engineering Ltd.	100,269	600,004
Aiful Corp. *	529,466	1,548,102
Aiphone Co., Ltd.	21,827	299,859
Airtrip Corp. (a)	20,532	393,307
Aisan Industry Co., Ltd.	62,928	316,579
Alconix Corp.	48,211	454,332
Alpen Co., Ltd.	27,437	399,148
Alpha Systems, Inc.	12,095	367,513
Anest Iwata Corp.	61,262	414,443
Anicom Holdings, Inc.	147,398	765,827
AOKI Holdings, Inc.	73,149	359,612
Aoyama Trading Co., Ltd.	79,310	567,799
Arata Corp.	22,795	657,517
Arcland Sakamoto Co., Ltd.	49,582	532,276
Arcland Service Holdings Co., Ltd.	32,775	521,901
Arcs Co., Ltd.	63,160	950,071
Argo Graphics, Inc.	26,364	717,953
ARTERIA Networks Corp.	44,452	398,201
Aruhi Corp. *(a)	27,577	199,011
Asahi Diamond Industrial Co., Ltd.	98,383	507,638
Asahi Holdings, Inc.	141,464	2,072,183
ASAHI YUKIZAI Corp.	21,010	399,603
Asanuma Corp.	22,160	463,718
ASKA Pharmaceutical Holdings Co., Ltd.	38,048	348,742

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Atom Corp. *(a)	210,346	1,184,836
Atrae, Inc. *	32,316	342,058
Autobacs Seven Co., Ltd.	106,703	1,114,899
Avant Group Corp.	38,230	410,957
Avex, Inc.	60,851	666,771
Axial Retailing, Inc.	24,948	606,983
Bando Chemical Industries Ltd.	74,736	535,053
Bank of the Ryukyus Ltd.	71,933	430,443
Base Co., Ltd.	30,374	841,304
Belc Co., Ltd.	16,998	696,779
Bell System24 Holdings, Inc.	58,508	565,206
Belluna Co., Ltd.	86,830	428,736
BeNext-Yumeshin Group Co.	102,773	1,415,578
BML, Inc.	37,001	917,468
Broadleaf Co., Ltd.	152,999	543,841
Bunka Shutter Co., Ltd.	91,046	733,379
C Uyemura & Co., Ltd. *	20,962	1,044,044
Canon Electronics, Inc.	35,503	401,998
Carta Holdings, Inc.	36,070	439,437
Cawachi Ltd.	21,989	332,656
Central Glass Co., Ltd.	71,952	1,802,152
Change, Inc.	62,024	969,431
Chilled & Frozen Logistics Holdings Co., Ltd.	38,468	337,980
Chiyoda Corp. *	278,622	750,766
Chiyoda Integre Co., Ltd.	20,024	345,405
Chofu Seisakusho Co., Ltd.	32,498	459,267
Chori Co., Ltd.	20,935	298,107
Chubu Shiryo Co., Ltd.	48,193	358,840
Chudenko Corp.	46,677	697,446
Chugoku Marine Paints Ltd.	81,728	605,024
Citizen Watch Co., Ltd.	460,658	1,980,757
CKD Corp.	107,250	1,570,243
CMK Corp.	84,220	348,855
COLOPL, Inc.	90,700	445,895
Colowide Co., Ltd.	129,761	1,663,626
Comforia Residential REIT, Inc.	1,199	2,710,940
Computer Engineering & Consulting Ltd.	45,664	495,124
Comture Corp.	41,052	766,967
CONEXIO Corp.	29,854	256,521
CRE Logistics REIT, Inc.	947	1,393,286
Create Restaurants Holdings, Inc.	189,402	1,274,534
Create SD Holdings Co., Ltd.	39,156	860,063
Curves Holdings Co., Ltd.	111,494	784,629
Cybozu, Inc.	44,363	705,472
Dai-Dan Co., Ltd.	21,205	334,320
Daido Metal Co., Ltd.	72,761	258,110
Daihen Corp.	36,520	1,067,806
Daiho Corp.	14,383	457,650
Daiichi Jitsugyo Co., Ltd.	16,205	492,398
Daiken Corp.	28,559	437,574
Daiki Aluminium Industry Co., Ltd.	49,330	457,807
Daikokutenbussan Co., Ltd.	9,321	352,694
Daikyonishikawa Corp.	106,014	448,246
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	22,524	277,151
Daiseki Co., Ltd.	83,335	2,806,898
Daishi Hokuetsu Financial Group, Inc.	75,955	1,425,041
Daito Pharmaceutical Co., Ltd.	22,779	423,454
Daiwa Industries Ltd.	47,571	417,618
Daiwabo Holdings Co., Ltd.	164,902	2,571,497
DCM Holdings Co., Ltd.	180,898	1,488,254
Denyo Co., Ltd.	30,031	322,821
Dexerials Corp.	85,547	1,980,198
Digital Arts, Inc.	17,787	822,174
Digital Garage, Inc.	60,646	1,740,628
Dip Corp.	36,054	1,058,056
Direct Marketing MiX, Inc.	38,830	416,016
DKK Co., Ltd.	20,825	313,405
SECURITY	NUMBER OF SHARES	VALUE ($)
Doshisha Co., Ltd.	41,680	455,212
Doutor Nichires Holdings Co., Ltd.	46,209	559,979
DTS Corp.	69,175	1,633,450
Duskin Co., Ltd.	74,370	1,573,847
DyDo Group Holdings, Inc.	14,409	500,814
Eagle Industry Co., Ltd.	48,926	388,841
Earth Corp.	26,652	1,016,115
EDION Corp.	156,865	1,409,694
eGuarantee, Inc.	60,029	1,057,842
Eiken Chemical Co., Ltd.	56,799	774,606
Eizo Corp.	34,981	901,223
Elan Corp.	58,516	429,833
Elecom Co., Ltd.	76,943	800,639
Elematec Corp.	30,424	334,895
EM Systems Co., Ltd.	66,263	469,169
en-japan, Inc.	56,589	992,761
Enplas Corp.	13,446	430,727
eRex Co., Ltd.	64,454	1,164,920
ES-Con Japan Ltd.	69,638	418,207
ESCON Japan Reit Investment Corp. *	612	520,599
ESPEC Corp.	33,802	498,527
euglena Co., Ltd. *	149,851	967,577
Exedy Corp.	51,024	609,919
FCC Co., Ltd.	60,172	614,484
FIDEA Holdings Co., Ltd.	33,230	324,108
Financial Products Group Co., Ltd.	103,482	863,957
Fixstars Corp. *	37,232	367,144
France Bed Holdings Co., Ltd.	57,094	381,336
Fuji Co., Ltd.	57,932	775,527
Fuji Corp.	153,143	2,276,183
Fuji Seal International, Inc.	71,760	961,154
Fuji Soft, Inc.	38,380	2,238,879
Fujibo Holdings, Inc.	18,178	440,967
Fujicco Co., Ltd.	38,978	529,334
Fujikura Ltd.	486,156	3,891,617
Fujimi, Inc.	34,810	1,751,227
Fujimori Kogyo Co., Ltd.	27,413	627,666
Fujio Food Group., Inc.	47,637	473,844
Fujitec Co., Ltd.	142,150	3,066,300
Fujiya Co., Ltd.	20,134	379,911
Fukuda Corp.	9,024	314,618
Fukui Computer Holdings, Inc.	12,816	270,391
Fukuoka REIT Corp.	1,335	1,667,554
Fukushima Galilei Co., Ltd.	20,522	639,750
Fukuyama Transporting Co., Ltd.	53,521	1,342,436
FULLCAST Holdings Co., Ltd.	33,860	746,162
Funai Soken Holdings, Inc.	55,518	1,112,031
Furukawa Co., Ltd.	56,298	520,859
Furuno Electric Co., Ltd.	44,194	323,046
Fuso Chemical Co., Ltd.	33,093	835,981
Futaba Corp.	68,723	291,558
Futaba Industrial Co., Ltd.	105,774	284,257
Future Corp.	67,726	811,023
G-7 Holdings, Inc.	31,051	338,904
Gakken Holdings Co., Ltd.	66,516	489,074
Genky DrugStores Co., Ltd.	15,145	375,532
Geo Holdings Corp.	48,688	684,228
giftee, Inc. *(a)	36,375	589,393
Giken Ltd.	26,503	623,924
Global One Real Estate Investment Corp.	1,716	1,318,297
GLOBERIDE, Inc.	39,066	749,740
Glory Ltd.	96,580	1,594,670
GMO GlobalSign Holdings KK	9,387	269,084
Goldcrest Co., Ltd.	27,768	351,030
Gree, Inc.	126,043	693,715
gremz, Inc.	28,215	366,993
G-Tekt Corp.	34,330	377,399
Gunze Ltd.	27,926	796,513
H.I.S. Co., Ltd. *(a)	74,442	1,074,965

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
H2O Retailing Corp.	157,026	1,372,880
Hakuto Co., Ltd.	20,974	561,401
Halows Co., Ltd.	15,398	330,383
Hamakyorex Co., Ltd.	28,474	698,892
Hankyu Hanshin REIT, Inc.	1,235	1,351,473
Hanwa Co., Ltd.	67,379	1,728,657
Happinet Corp.	28,465	395,948
Hazama Ando Corp.	301,791	1,890,249
Health Care & Medical Investment Corp. *	654	886,279
Heiwa Real Estate Co., Ltd.	59,886	1,755,294
Heiwa Real Estate REIT, Inc.	1,806	2,085,041
Heiwado Co., Ltd.	54,097	787,380
Hibiya Engineering Ltd.	29,463	400,117
Hiday Hidaka Corp.	46,136	647,372
HI-LEX Corp.	48,804	388,921
Hioki EE Corp.	15,727	768,655
Hirata Corp.	16,309	639,317
Hitachi Zosen Corp.	304,379	1,954,447
Hogy Medical Co., Ltd.	33,231	831,132
Hokkaido Electric Power Co., Inc.	337,180	1,097,031
Hokkoku Financial Holdings, Inc.	41,150	1,313,768
Hokuetsu Corp.	249,482	1,389,190
Hokuhoku Financial Group, Inc.	222,973	1,484,463
Hokuriku Electric Power Co.	313,926	1,208,100
Hokuto Corp.	36,254	491,042
Hoshino Resorts REIT, Inc.	470	2,320,697
Hosiden Corp.	99,139	1,155,224
Hosokawa Micron Corp.	23,187	489,197
Hulic REIT, Inc.	2,333	2,882,394
Ichibanya Co., Ltd.	29,580	965,579
Ichigo Office REIT Investment Corp.	2,222	1,364,665
Ichigo, Inc.	344,832	763,602
Ichikoh Industries Ltd.	105,786	322,953
Ichiyoshi Securities Co., Ltd.	68,249	299,329
Icom, Inc.	16,637	332,048
Idec Corp.	45,853	1,072,883
IDOM, Inc.	97,320	521,681
Iino Kaiun Kaisha Ltd.	148,345	991,872
I'll, Inc.	32,484	463,492
Inaba Denki Sangyo Co., Ltd.	99,368	1,981,093
Inabata & Co., Ltd.	72,629	1,233,038
Inageya Co., Ltd.	43,207	366,612
Ines Corp.	33,492	346,585
Infocom Corp.	37,362	547,819
Infomart Corp.	392,367	1,276,585
Insource Co., Ltd.	37,086	896,985
Intage Holdings, Inc.	54,611	599,570
Inui Global Logistics Co., Ltd.	20,895	273,579
Invincible Investment Corp.	9,133	3,118,729
Iriso Electronics Co., Ltd.	36,304	1,238,405
Ishihara Sangyo Kaisha Ltd.	60,399	485,218
Istyle, Inc. *	99,414	383,293
Itochu Advance Logistics Investment Corp.	1,121	1,180,127
Itochu Enex Co., Ltd.	81,965	599,142
Itochu-Shokuhin Co., Ltd.	8,940	332,511
J Trust Co., Ltd. (a)	137,017	532,200
JAC Recruitment Co., Ltd.	28,285	524,389
Jaccs Co., Ltd.	46,670	1,306,051
JAFCO Group Co., Ltd.	131,074	2,260,965
Japan Display, Inc. *	1,898,013	666,494
Japan Elevator Service Holdings Co., Ltd.	130,350	1,627,273
Japan Excellent, Inc.	2,334	2,281,479
Japan Lifeline Co., Ltd.	119,032	807,821
Japan Material Co., Ltd.	107,005	1,865,724
Japan Petroleum Exploration Co., Ltd.	55,338	1,719,150
Japan Pulp & Paper Co., Ltd.	19,030	685,975
SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Securities Finance Co., Ltd.	149,460	1,098,939
Japan Transcity Corp.	86,800	311,644
JCU Corp.	39,022	942,412
JDC Corp.	74,791	306,582
JINS Holdings, Inc.	27,787	861,250
J-Oil Mills, Inc.	31,476	341,513
Joshin Denki Co., Ltd.	34,364	469,137
Joyful Honda Co., Ltd.	102,980	1,364,555
Juroku Financial Group, Inc.	63,768	1,206,446
JVCKenwood Corp.	281,773	747,141
K&O Energy Group, Inc.	25,353	440,961
Kaga Electronics Co., Ltd.	32,781	1,031,307
Kameda Seika Co., Ltd.	24,975	779,462
Kamei Corp.	39,042	336,029
Kanagawa Chuo Kotsu Co., Ltd.	11,446	276,020
Kanamoto Co., Ltd.	49,085	789,708
Kanematsu Corp.	151,906	1,663,411
Kanematsu Electronics Ltd.	21,981	719,100
Kanto Denka Kogyo Co., Ltd.	80,584	592,512
Kappa Create Co., Ltd. *	38,106	376,308
Katakura Industries Co., Ltd.	35,673	504,903
Kato Sangyo Co., Ltd.	37,955	950,643
KeePer Technical Laboratory Co., Ltd.	20,480	624,498
Keihanshin Building Co., Ltd.	60,531	556,118
Keiyo Co., Ltd.	69,059	446,899
Kenedix Residential Next Investment Corp.	1,909	2,857,891
Kenedix Retail REIT Corp.	1,080	2,055,669
Key Coffee, Inc.	28,804	427,292
KFC Holdings Japan Ltd.	26,108	521,075
KH Neochem Co., Ltd.	63,197	1,253,161
Kisoji Co., Ltd. (a)	41,166	631,916
Kissei Pharmaceutical Co., Ltd.	56,781	1,031,124
Ki-Star Real Estate Co., Ltd.	13,560	479,080
Kito Corp. *	11,731	228,332
Kitz Corp.	141,981	858,764
Koa Corp.	53,745	846,963
Kohnan Shoji Co., Ltd.	44,593	1,057,781
Komatsu Matere Co., Ltd.	55,925	320,224
KOMEDA Holdings Co., Ltd.	57,054	986,199
Komeri Co., Ltd.	49,340	915,799
Komori Corp.	79,262	462,371
Konishi Co., Ltd.	44,020	543,546
Konoike Transport Co., Ltd.	51,992	589,074
Koshidaka Holdings Co., Ltd.	87,039	715,449
Kumagai Gumi Co., Ltd.	61,262	1,114,693
Kumiai Chemical Industry Co., Ltd.	176,226	1,165,663
Kura Sushi, Inc.	36,793	883,306
Kurabo Industries Ltd.	31,198	487,175
Kureha Corp.	33,472	2,333,973
KYB Corp.	35,041	910,303
Kyoei Steel Ltd.	39,571	366,671
Kyokuto Kaihatsu Kogyo Co., Ltd.	54,540	532,736
Kyokuyo Co., Ltd.	16,687	441,869
KYORIN Holdings, Inc.	66,147	839,044
Kyoritsu Maintenance Co., Ltd.	44,246	1,934,217
Leopalace21 Corp. *	431,477	946,194
Life Corp.	36,635	645,064
Link And Motivation, Inc.	78,295	398,938
LITALICO, Inc.	33,083	554,307
M&A Capital Partners Co., Ltd. *	22,924	797,592
Macnica Holdings, Inc.	88,126	2,175,678
Macromill, Inc.	67,854	536,355
Maeda Kosen Co., Ltd.	38,644	898,665
Makino Milling Machine Co., Ltd.	37,461	1,238,946
Management Solutions Co., Ltd.	29,509	808,886
Mandom Corp.	65,630	676,336
Marudai Food Co., Ltd.	36,848	376,296
Maruha Nichiro Corp.	65,966	1,161,047

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MARUKA FURUSATO Corp.	27,525	783,103
Marusan Securities Co., Ltd.	100,775	304,766
Maruwa Co., Ltd.	14,644	1,975,061
Maruzen Showa Unyu Co., Ltd.	27,324	630,524
Marvelous, Inc.	52,786	256,856
Matsuda Sangyo Co., Ltd.	24,092	397,620
Matsuya Co., Ltd. *	70,598	493,285
Matsuyafoods Holdings Co., Ltd.	14,765	422,719
Max Co., Ltd.	68,571	1,011,808
Maxell Holdings Ltd.	72,849	736,112
MCJ Co., Ltd.	113,895	782,753
MEC Co., Ltd.	23,880	439,985
MedPeer, Inc. *(a)	28,799	340,329
Megachips Corp.	29,987	568,408
Megmilk Snow Brand Co., Ltd.	74,815	927,011
Meidensha Corp.	72,939	1,038,625
Meiko Electronics Co., Ltd.	37,711	812,108
Meisei Industrial Co., Ltd.	84,682	439,371
Meitec Corp.	143,969	2,628,874
METAWATER Co., Ltd.	38,578	494,597
Micronics Japan Co., Ltd.	59,042	617,330
Midac Holdings Co., Ltd.	23,710	572,615
Mie Kotsu Group Holdings, Inc.	109,327	385,473
Milbon Co., Ltd.	35,261	1,440,359
Mimasu Semiconductor Industry Co., Ltd.	27,690	507,604
Mirai Corp.	3,019	1,014,699
MIRAIT ONE Corp.	149,843	1,625,787
Miroku Jyoho Service Co., Ltd.	30,204	324,898
Mitani Sekisan Co., Ltd.	18,474	557,371
Mitsubishi Estate Logistics REIT Investment Corp.	795	2,509,657
Mitsubishi Logisnext Co., Ltd.	117,265	751,289
Mitsubishi Pencil Co., Ltd.	80,364	802,834
Mitsubishi Research Institute, Inc.	11,374	419,780
Mitsubishi Shokuhin Co., Ltd.	29,529	687,754
Mitsuboshi Belting Ltd.	36,857	905,973
Mitsui DM Sugar Holdings Co., Ltd.	29,024	406,844
Mitsui E&S Holdings Co., Ltd. *	148,434	439,324
Mitsui-Soko Holdings Co., Ltd.	39,166	992,202
Mitsuuroko Group Holdings Co., Ltd.	82,426	624,958
Mixi, Inc.	73,100	1,290,801
Mizuho Leasing Co., Ltd.	78,982	1,870,686
Mizuno Corp.	34,575	710,876
Mochida Pharmaceutical Co., Ltd.	44,490	1,077,657
Modec, Inc. *	35,313	386,940
Monex Group, Inc.	330,958	1,019,865
Monogatari Corp.	17,593	885,071
Mori Trust Hotel Reit, Inc.	558	540,645
Mori Trust Sogo REIT, Inc.	1,800	1,893,651
Morita Holdings Corp.	73,746	669,073
MOS Food Services, Inc.	44,513	1,014,414
m-up Holdings, Inc. *	39,726	385,474
Musashi Seimitsu Industry Co., Ltd.	81,581	1,033,648
Nachi-Fujikoshi Corp.	30,492	845,665
Nagaileben Co., Ltd.	49,049	705,470
Nagatanien Holdings Co., Ltd.	19,924	285,995
Nagawa Co., Ltd.	17,710	972,184
Net Protections Holdings, Inc. *(a)	80,375	274,176
Neturen Co., Ltd.	63,528	309,582
Nextage Co., Ltd.	66,321	1,466,248
Nichias Corp.	98,626	1,709,027
Nichicon Corp.	112,725	1,142,276
Nichiden Corp.	21,083	256,852
Nichiha Corp.	55,021	1,113,117
Nichireki Co., Ltd.	40,116	372,296
Nihon Nohyaku Co., Ltd.	66,510	357,002
Nihon Parkerizing Co., Ltd.	164,799	1,170,387
Nikkiso Co., Ltd.	110,013	789,186
SECURITY	NUMBER OF SHARES	VALUE ($)
Nikkon Holdings Co., Ltd.	96,576	1,674,196
Nippn Corp.	93,235	1,060,369
Nippon Carbon Co., Ltd.	19,727	612,846
Nippon Ceramic Co., Ltd.	32,310	612,904
Nippon Chemi-Con Corp. *	37,633	496,505
Nippon Denko Co., Ltd.	202,284	611,752
Nippon Densetsu Kogyo Co., Ltd.	62,543	759,713
Nippon Fine Chemical Co., Ltd.	24,815	397,993
Nippon Gas Co., Ltd.	196,758	2,965,329
Nippon Kanzai Co., Ltd.	39,127	712,777
Nippon Koei Co., Ltd.	25,436	642,553
Nippon Light Metal Holdings Co., Ltd.	107,215	1,177,106
Nippon Paper Industries Co., Ltd.	172,610	1,193,698
Nippon Parking Development Co., Ltd.	284,351	501,292
Nippon Pillar Packing Co., Ltd.	29,045	575,530
NIPPON REIT Investment Corp.	793	2,079,963
Nippon Seiki Co., Ltd.	86,211	513,411
Nippon Sheet Glass Co., Ltd. *	168,186	727,994
Nippon Signal Co., Ltd.	104,082	770,508
Nippon Soda Co., Ltd.	45,985	1,410,462
Nippon Steel Trading Corp.	26,189	957,173
Nippon Suisan Kaisha Ltd.	494,985	1,851,671
Nippon Thompson Co., Ltd.	117,262	511,771
Nippon Yakin Kogyo Co., Ltd.	26,802	826,878
Nishimatsu Construction Co., Ltd.	48,831	1,370,026
Nishimatsuya Chain Co., Ltd.	82,674	826,503
Nishi-Nippon Financial Holdings, Inc.	271,648	1,701,450
Nishio Rent All Co., Ltd.	28,418	629,294
Nissan Shatai Co., Ltd.	110,334	657,861
Nissei ASB Machine Co., Ltd.	14,410	434,758
Nissha Co., Ltd.	73,582	927,553
Nisshinbo Holdings, Inc.	241,631	1,755,868
Nissin Electric Co., Ltd.	80,410	772,752
Nitta Corp.	38,025	798,432
Nittetsu Mining Co., Ltd.	20,812	469,068
Nitto Boseki Co., Ltd.	52,967	829,009
Nitto Kogyo Corp.	44,865	749,465
Nohmi Bosai Ltd.	39,872	454,325
Nojima Corp.	117,396	1,173,623
Nomura Co., Ltd.	144,907	1,071,693
Noritake Co., Ltd.	24,016	695,318
Noritsu Koki Co., Ltd.	37,922	715,827
Noritz Corp.	60,073	638,873
North Pacific Bank Ltd.	499,088	876,283
NS United Kaiun Kaisha Ltd.	17,823	482,807
NSD Co., Ltd.	125,900	2,309,761
NTN Corp.	804,239	1,671,415
NTT UD REIT Investment Corp.	2,534	2,678,551
Obara Group, Inc.	18,234	455,393
Ohsho Food Service Corp.	19,048	827,224
Oiles Corp.	49,129	526,005
Oisix ra daichi, Inc. *(a)	43,803	604,905
Okabe Co., Ltd.	63,290	326,111
Okamoto Industries, Inc.	25,366	699,865
Okamura Corp.	136,228	1,381,415
Okasan Securities Group, Inc.	372,232	1,032,348
Oki Electric Industry Co., Ltd.	164,440	857,907
Okinawa Financial Group, Inc.	36,204	556,266
Okumura Corp.	70,694	1,487,441
Okuwa Co., Ltd.	46,155	311,581
One REIT, Inc.	459	831,884
Onoken Co., Ltd.	33,316	344,764
Onward Holdings Co., Ltd.	185,161	437,890
Open Door, Inc. *	22,448	316,434
Optex Group Co., Ltd.	56,320	866,151
Optorun Co., Ltd.	17,568	320,666
Organo Corp.	48,686	983,210
Oriental Shiraishi Corp. *	168,510	335,716
Osaka Organic Chemical Industry Ltd.	27,174	411,485

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Osaka Soda Co., Ltd.	34,421	1,018,767
OSAKA Titanium Technologies Co. Ltd	33,453	1,005,700
Osaki Electric Co., Ltd.	67,879	259,277
Outsourcing, Inc.	186,271	1,345,572
Oyo Corp.	38,424	577,159
Pacific Industrial Co., Ltd.	85,054	657,684
Pacific Metals Co., Ltd.	25,708	377,680
PAL GROUP Holdings Co., Ltd.	41,144	713,843
Paramount Bed Holdings Co., Ltd.	74,311	1,427,747
Pasona Group, Inc.	33,358	491,979
Pharma Foods International Co., Ltd. (a)	45,134	415,631
PHC Holdings Corp.	59,515	680,281
PIA Corp. *	11,372	267,308
Pilot Corp.	64,843	2,300,221
Piolax, Inc.	44,332	552,800
Plenus Co., Ltd.	45,809	865,690
Pole To Win Holdings, Inc.	53,329	358,100
Premium Group Co., Ltd.	67,274	928,067
Press Kogyo Co., Ltd.	145,011	468,683
Pressance Corp.	34,212	389,586
Prestige International, Inc.	151,871	774,919
Prima Meat Packers Ltd.	53,025	775,577
Procrea Holdings, Inc.	50,126	775,563
Proto Corp.	38,174	344,699
Qol Holdings Co., Ltd.	38,549	314,934
Raito Kogyo Co., Ltd.	83,954	1,244,209
Raiznext Corp.	79,250	712,762
Raksul, Inc. *(a)	43,441	954,183
Relia, Inc.	76,206	560,868
Remixpoint, Inc. *(a)	225,478	534,852
Restar Holdings Corp.	45,430	722,439
Retail Partners Co., Ltd.	66,204	586,888
Rheon Automatic Machinery Co., Ltd.	36,251	303,953
Ricoh Leasing Co., Ltd.	23,181	606,354
Riken Corp.	17,184	280,407
Riken Keiki Co., Ltd.	31,363	1,123,800
Riken Technos Corp.	85,308	305,064
Riken Vitamin Co., Ltd.	28,404	361,513
Ringer Hut Co., Ltd.	45,577	716,938
Riso Kagaku Corp.	40,776	694,893
Riso Kyoiku Co., Ltd.	168,517	390,074
Rock Field Co., Ltd. (a)	36,569	386,813
Roland Corp.	22,505	654,796
Roland DG Corp.	21,000	464,275
Rorze Corp.	17,428	1,047,878
Round One Corp.	358,956	1,569,178
Royal Holdings Co., Ltd. *	69,473	1,193,398
RS Technologies Co., Ltd.	13,245	778,336
Ryobi Ltd.	50,531	450,122
Ryoden Corp.	24,240	292,881
Ryosan Co., Ltd.	42,292	861,358
Ryoyo Electro Corp.	27,147	456,795
S Foods, Inc.	33,367	696,561
Sagami Holdings Corp.	43,126	377,360
Saibu Gas Holdings Co., Ltd.	41,283	496,437
Saizeriya Co., Ltd.	45,369	914,598
Sakai Chemical Industry Co., Ltd.	22,535	303,449
Sakai Moving Service Co., Ltd.	16,046	528,389
Sakata INX Corp.	94,094	745,119
Sakata Seed Corp.	59,948	2,014,878
Sala Corp.	96,120	516,626
SAMTY Co., Ltd. (a)	47,074	767,137
Samty Residential Investment Corp.	710	610,069
San ju San Financial Group, Inc.	39,718	426,953
San-A Co., Ltd.	34,909	1,090,750
San-Ai Obbli Co., Ltd.	103,492	958,232
Sangetsu Corp.	105,568	1,589,497
Sankei Real Estate, Inc.	826	551,101
Sanken Electric Co., Ltd.	35,494	1,686,436
SECURITY	NUMBER OF SHARES	VALUE ($)
Sanki Engineering Co., Ltd.	93,887	1,075,186
Sansan, Inc. *	142,121	1,700,889
Sanyo Chemical Industries Ltd.	24,764	781,750
Sanyo Denki Co., Ltd.	16,859	749,074
Sanyo Electric Railway Co., Ltd.	30,318	485,601
Sanyo Special Steel Co., Ltd.	41,983	665,819
Sato Holdings Corp.	41,200	576,930
SB Technology Corp.	18,012	265,907
SBS Holdings, Inc.	30,548	649,096
Seikagaku Corp.	72,774	491,801
Seiko Holdings Corp.	48,723	1,105,119
Seiren Co., Ltd.	75,046	1,410,675
Sekisui Jushi Corp.	47,378	614,210
Senko Group Holdings Co., Ltd.	196,550	1,431,094
Senshu Electric Co., Ltd.	22,512	449,788
Senshu Ikeda Holdings, Inc.	501,036	833,025
Shibaura Machine Co., Ltd.	49,822	979,016
Shibaura Mechatronics Corp. *	5,292	416,412
Shibuya Corp.	35,033	622,128
Shikoku Chemicals Corp.	55,492	537,263
Shima Seiki Manufacturing Ltd.	51,626	773,983
Shin Nippon Air Technologies Co., Ltd.	23,212	319,053
Shin Nippon Biomedical Laboratories Ltd.	37,984	752,113
Shindengen Electric Manufacturing Co., Ltd.	14,120	337,467
Shin-Etsu Polymer Co., Ltd.	69,233	618,701
Shinko Shoji Co., Ltd.	63,050	508,322
Shinmaywa Industries Ltd.	97,112	704,991
Shinwa Co., Ltd.	20,308	299,512
Shizuoka Gas Co., Ltd.	109,942	866,678
Shoei Co., Ltd.	43,139	1,712,699
Shoei Foods Corp.	23,923	732,914
Showa Sangyo Co., Ltd.	47,742	837,555
SIGMAXYZ Holdings, Inc.	32,350	309,265
Siix Corp.	60,814	609,709
Simplex Holdings, Inc. *	51,880	862,932
Sinanen Holdings Co., Ltd.	17,826	485,444
Sinfonia Technology Co., Ltd.	46,728	504,652
Sinko Industries Ltd.	35,670	395,708
Sintokogio Ltd.	95,038	456,324
SKY Perfect JSAT Holdings, Inc.	220,054	801,114
Snow Peak, Inc. (a)	56,123	910,983
Sodick Co., Ltd.	84,008	459,353
Softcreate Holdings Corp.	12,960	326,926
Solasto Corp.	85,883	505,303
SOSiLA Logistics REIT, Inc. *	1,245	1,225,907
Sparx Group Co., Ltd.	30,803	376,815
S-Pool, Inc.	105,418	709,384
SRE Holdings Corp. *	17,468	572,711
St Marc Holdings Co., Ltd.	24,849	300,952
Star Asia Investment Corp.	2,944	1,179,372
Star Micronics Co., Ltd.	59,794	752,031
Starts Corp., Inc.	51,687	1,017,886
Starts Proceed Investment Corp.	425	713,308
Starzen Co., Ltd.	26,384	392,716
Stella Chemifa Corp.	15,496	290,619
Strike Co., Ltd.	24,594	786,959
Studio Alice Co., Ltd.	16,005	239,375
Sumitomo Densetsu Co., Ltd.	23,943	435,826
Sumitomo Mitsui Construction Co., Ltd.	264,579	800,146
Sumitomo Osaka Cement Co., Ltd.	59,644	1,382,746
Sumitomo Seika Chemicals Co., Ltd.	16,733	508,441
Sun Frontier Fudousan Co., Ltd.	46,224	388,237
Suruga Bank Ltd.	317,693	976,711
SWCC Showa Holdings Co., Ltd.	39,596	509,351
Systena Corp.	493,567	1,485,582
T Hasegawa Co., Ltd.	37,927	835,786
Tachibana Eletech Co., Ltd.	33,351	424,476

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tachi-S Co., Ltd.	50,279	394,910
Tadano Ltd.	226,039	1,587,489
Taihei Dengyo Kaisha Ltd.	26,335	593,547
Taikisha Ltd.	51,457	1,303,572
Taiyo Holdings Co., Ltd.	59,437	1,081,486
Takamatsu Construction Group Co., Ltd.	29,413	413,139
Takara Leben Co., Ltd.	144,335	403,402
Takara Leben Real Estate Investment Corp.	1,020	758,750
Takara Standard Co., Ltd.	89,635	850,485
Takasago International Corp.	26,220	534,396
Takasago Thermal Engineering Co., Ltd.	104,796	1,347,313
Takeuchi Manufacturing Co., Ltd.	62,131	1,413,687
Taki Chemical Co., Ltd.	9,004	338,763
Takuma Co., Ltd.	132,812	1,214,477
Tama Home Co., Ltd.	23,208	412,302
Tamron Co., Ltd.	24,891	618,083
Tamura Corp.	143,414	838,654
Tanseisha Co., Ltd.	77,463	442,995
Tayca Corp.	32,599	297,862
TechMatrix Corp.	42,853	505,490
Teikoku Electric Manufacturing Co., Ltd.	29,220	495,655
Teikoku Sen-I Co., Ltd.	39,763	473,885
Tekken Corp.	24,941	325,123
Tenma Corp.	21,478	320,615
T-Gaia Corp.	37,977	449,606
The 77 Bank Ltd.	132,439	1,848,869
The Akita Bank Ltd.	28,045	338,453
The Awa Bank Ltd.	62,231	910,676
The Bank of Iwate Ltd.	28,567	396,138
The Bank of Nagoya Ltd.	30,852	710,830
The Ehime Bank Ltd.	60,081	379,328
The Fukui Bank Ltd.	47,987	503,461
The Gunma Bank Ltd.	744,431	2,406,037
The Hyakugo Bank Ltd.	372,869	935,245
The Hyakujushi Bank Ltd.	48,239	620,186
The Japan Wool Textile Co., Ltd.	122,439	884,467
The Keiyo Bank Ltd.	207,572	810,712
The Kiyo Bank Ltd.	110,320	1,202,499
The Miyazaki Bank Ltd.	26,036	432,503
The Musashino Bank Ltd.	57,204	771,930
The Nanto Bank Ltd.	55,647	931,172
The Nisshin Oillio Group Ltd.	41,672	995,959
The Ogaki Kyoritsu Bank Ltd.	70,872	936,563
The Oita Bank Ltd.	31,216	442,939
The Okinawa Electric Power Co., Inc.	78,271	591,211
The Pack Corp.	20,369	367,997
The San-in Godo Bank Ltd.	290,457	1,571,557
The Shiga Bank Ltd.	84,680	1,587,522
The Shikoku Bank Ltd.	58,070	382,445
The Sumitomo Warehouse Co., Ltd.	95,987	1,377,139
The Tochigi Bank Ltd.	194,827	448,183
The Toho Bank Ltd.	343,281	516,619
The Yamagata Bank Ltd.	49,129	428,479
The Yamanashi Chuo Bank Ltd.	55,529	415,055
TKC Corp.	51,951	1,390,547
Toa Corp.	33,064	557,780
Toagosei Co., Ltd.	214,417	1,808,577
TOC Co., Ltd.	86,800	452,226
Tocalo Co., Ltd.	103,296	919,404
Toei Co., Ltd.	13,071	1,771,339
Toenec Corp.	13,682	335,334
Toho Holdings Co., Ltd.	96,101	1,466,928
Toho Titanium Co., Ltd.	60,234	1,186,205
Toho Zinc Co., Ltd.	27,190	420,691
Tokai Corp.	31,646	423,867
TOKAI Holdings Corp.	222,735	1,398,279
Tokai Rika Co., Ltd.	96,444	1,072,675
Tokai Tokyo Financial Holdings, Inc.	400,094	1,023,603
SECURITY	NUMBER OF SHARES	VALUE ($)
Token Corp.	13,283	756,771
Tokushu Tokai Paper Co., Ltd.	12,671	257,252
Tokuyama Corp.	134,740	1,847,195
Tokyo Electron Device Ltd.	10,366	510,351
Tokyo Kiraboshi Financial Group, Inc.	49,363	844,414
Tokyo Seimitsu Co., Ltd.	69,605	2,164,868
Tokyo Steel Manufacturing Co., Ltd.	141,323	1,420,927
Tokyotokeiba Co., Ltd.	27,184	785,090
Tokyu Construction Co., Ltd.	128,704	605,058
Tokyu REIT, Inc.	1,725	2,665,257
TOMONY Holdings, Inc.	257,603	644,284
Tomy Co., Ltd.	155,694	1,401,402
Tonami Holdings Co., Ltd.	12,177	318,518
Topcon Corp.	191,078	2,255,306
Topre Corp.	77,619	700,318
Topy Industries Ltd.	33,977	421,243
Toridoll Holdings Corp.	79,806	1,539,614
Torii Pharmaceutical Co., Ltd.	23,121	480,845
Torishima Pump Manufacturing Co., Ltd.	40,634	451,359
Tosei Corp.	48,152	483,798
Tosei REIT Investment Corp.	620	594,496
Totetsu Kogyo Co., Ltd.	50,340	920,651
Towa Corp.	47,525	670,609
Towa Pharmaceutical Co., Ltd.	48,046	727,198
Toyo Construction Co., Ltd.	131,867	790,975
Toyo Corp.	35,323	354,141
Toyo Ink SC Holdings Co., Ltd.	65,226	878,779
Toyo Tanso Co., Ltd.	25,937	730,489
Toyobo Co., Ltd.	177,588	1,317,211
TPR Co., Ltd.	46,274	408,554
Trancom Co., Ltd.	10,967	622,464
Transcosmos, Inc.	48,436	1,122,907
TRE Holdings Corp.	58,070	653,776
Tri Chemical Laboratories, Inc.	48,341	835,245
Trusco Nakayama Corp.	75,730	1,132,639
TSI Holdings Co., Ltd.	142,679	491,820
Tsubaki Nakashima Co., Ltd.	76,260	565,638
Tsubakimoto Chain Co.	62,025	1,397,941
Tsugami Corp.	76,889	652,405
Tsukishima Kikai Co., Ltd.	63,468	446,195
Tsurumi Manufacturing Co., Ltd.	37,099	530,669
TV Asahi Holdings Corp.	36,837	361,929
UACJ Corp.	51,372	848,592
Uchida Yoko Co., Ltd.	16,009	532,333
Union Tool Co.	16,713	420,400
Unipres Corp.	69,444	438,939
United Arrows Ltd.	47,884	646,849
United Super Markets Holdings, Inc.	106,233	838,201
Usen-Next Holdings Co., Ltd.	29,445	496,096
UT Group Co., Ltd.	50,455	974,461
V Technology Co., Ltd.	15,866	306,200
Valor Holdings Co., Ltd.	68,946	868,619
Valqua Ltd.	26,746	523,266
ValueCommerce Co., Ltd.	29,272	438,639
V-Cube, Inc. *(a)	34,836	198,471
Vector, Inc.	42,694	391,938
Vision, Inc./Tokyo Japan *	47,990	473,572
VT Holdings Co., Ltd.	152,687	555,862
Wacoal Holdings Corp.	98,664	1,646,757
Wacom Co., Ltd.	257,868	1,197,495
Wakita & Co., Ltd.	80,438	690,589
Warabeya Nichiyo Holdings Co., Ltd.	24,212	320,652
Weathernews, Inc.	10,216	557,143
WingArc1st, Inc.	34,875	554,591
World Co., Ltd.	33,580	316,452
World Holdings Co., Ltd.	16,537	344,274
W-Scope Corp. *(a)	91,648	1,226,877
Xebio Holdings Co., Ltd.	41,024	276,943
YAKUODO Holdings Co., Ltd.	20,145	372,467

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
YAMABIKO Corp.	66,384	539,483
YA-MAN Ltd.	49,043	459,009
Yamazen Corp.	114,232	818,633
Yellow Hat Ltd.	51,634	637,932
Yodogawa Steel Works Ltd.	48,735	888,155
Yokogawa Bridge Holdings Corp.	54,168	750,371
Yokohama Reito Co., Ltd.	77,419	552,042
Yokowo Co., Ltd.	39,843	689,272
Yondoshi Holdings, Inc.	41,067	509,732
Yonex Co., Ltd.	70,960	701,769
Yoshinoya Holdings Co., Ltd.	117,298	1,951,044
Yuasa Trading Co., Ltd.	28,604	735,906
Yurtec Corp.	61,207	315,378
Zenrin Co., Ltd.	55,433	342,037
ZERIA Pharmaceutical Co., Ltd.	63,982	1,020,667
Zojirushi Corp.	79,384	909,668
Zuken, Inc.	26,523	625,345
		599,233,319

Netherlands 1.3%
Alfen Beheer B.V. *	20,881	1,972,851
AMG Advanced Metallurgical Group N.V.	59,708	2,317,733
APERAM S.A.	83,640	2,566,373
Arcadis N.V.	131,885	5,225,406
Basic-Fit N.V. *(a)	96,433	2,545,852
Brunel International N.V.	37,476	374,681
Corbion N.V.	109,669	3,301,800
Ebusco Holding N.V. *	18,250	302,349
Eurocommercial Properties N.V. *	94,735	2,233,755
Flow Traders	48,422	1,104,847
Fugro N.V. CVA *	204,767	3,173,116
Galapagos N.V. *	88,813	3,485,018
Koninklijke BAM Groep N.V. *	445,685	1,023,346
Majorel Group Luxembourg S.A.	39,625	813,549
NSI N.V.	32,243	791,796
PostNL N.V. (a)	718,977	1,308,841
SBM Offshore N.V.	287,078	4,494,443
Sligro Food Group N.V.	65,151	1,121,623
TKH Group N.V.	75,021	2,884,342
TomTom N.V. *	126,497	1,000,953
Vastned Retail N.V.	31,081	672,053
Wereldhave N.V.	75,497	1,029,995
		43,744,722

New Zealand 0.8%
Argosy Property Ltd.	1,555,762	1,125,720
Arvida Group Ltd.	1,300,920	993,842
Chorus Ltd.	828,578	4,194,232
Freightways Ltd.	291,222	1,808,779
Genesis Energy Ltd.	986,723	1,553,584
Goodman Property Trust	2,031,197	2,624,079
Heartland Group Holdings Ltd.	825,989	943,960
KMD Brands Ltd.	1,055,911	721,409
Oceania Healthcare Ltd.	1,298,087	653,056
Pacific Edge Ltd. *	1,269,887	362,814
Precinct Properties New Zealand Ltd.	2,471,046	1,964,501
Pushpay Holdings Ltd. *	1,348,248	1,071,868
Scales Corp., Ltd.	201,098	547,070
Serko Ltd. *	189,669	288,618
Skellerup Holdings Ltd.	332,360	1,153,937
SKY Network Television Ltd. *	258,027	366,997
Stride Property Group	911,803	849,481
Summerset Group Holdings Ltd.	420,965	2,444,663
Synlait Milk Ltd. *	193,616	366,777
Tourism Holdings Ltd. *	262,472	601,549
Vector Ltd.	462,250	1,200,092
SECURITY	NUMBER OF SHARES	VALUE ($)
Vista Group International Ltd. *	385,189	363,646
Vital Healthcare Property Trust	904,175	1,302,873
		27,503,547

Norway 2.0%
Aker Carbon Capture A.S.A. *	619,538	679,114
Aker Horizons Holding A/S *(a)	413,421	514,540
Aker Solutions A.S.A.	447,594	1,571,112
Arendals Fossekompani A/S	21,736	489,385
Atea A.S.A. *	151,656	1,800,802
Austevoll Seafood A.S.A.	170,535	1,375,069
Bakkafrost P/F	95,046	5,147,334
Bonheur A.S.A.	36,100	1,044,498
Borregaard A.S.A.	182,589	2,867,617
BW Energy Ltd. *	141,420	383,791
BW LPG Ltd.	150,019	1,305,180
BW Offshore Ltd.	163,309	412,729
Crayon Group Holding A.S.A. *	146,283	1,521,344
DNO A.S.A.	1,009,234	1,270,253
Elkem A.S.A. *	485,172	1,749,727
Entra A.S.A.	102,153	1,071,612
FLEX LNG Ltd.	51,869	1,898,696
Frontline Ltd. (a)	226,968	3,111,630
Grieg Seafood A.S.A.	105,311	734,557
Hafnia Ltd.	220,830	1,211,435
Hexagon Composites A.S.A. *	199,795	572,266
Kahoot! A.S.A. *	624,121	1,395,191
MPC Container Ships A.S.A	597,859	1,110,738
NEL A.S.A. *(a)	2,700,197	4,062,014
Scatec A.S.A.	219,220	1,895,584
Sparebank 1 Oestlandet	57,459	654,623
SpareBank 1 SMN	240,225	2,813,946
SpareBank 1 SR-Bank A.S.A.	334,874	3,996,531
Stolt-Nielsen Ltd.	40,073	1,014,771
Storebrand A.S.A.	876,537	7,707,713
Subsea 7 S.A.	425,526	4,717,801
TGS A.S.A.	217,535	2,892,860
Veidekke A.S.A.	200,005	1,927,609
Wallenius Wilhelmsen A.S.A.	194,255	1,774,783
		66,696,855

Poland 0.7%
Alior Bank S.A. *	174,270	1,384,210
AmRest Holdings SE *	133,315	580,844
Asseco Poland S.A.	103,956	1,673,866
Bank Handlowy w Warszawie S.A.	60,111	977,156
Bank Millennium S.A. *	1,074,296	1,097,983
CCC S.A. *	71,706	593,404
CD Projekt S.A.	120,475	3,475,807
Ciech S.A. *	46,635	419,108
Cyfrowy Polsat S.A.	446,162	1,826,946
Enea S.A. *	388,402	497,063
Grupa Azoty S.A. *	92,079	732,592
Jastrzebska Spolka Weglowa S.A. *	94,142	1,245,439
Kernel Holding S.A.	80,958	325,979
KRUK S.A.	32,311	2,122,324
mBank S.A. *	24,437	1,696,633
Orange Polska S.A.	1,222,588	1,701,966
PGE Polska Grupa Energetyczna S.A. *	937,968	1,336,737
Tauron Polska Energia S.A. *	1,725,921	775,921
Warsaw Stock Exchange	53,911	421,085
		22,885,063

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Portugal 0.4%
Altri, SGPS, S.A.	142,143	815,211
Banco Comercial Portugues S.A., Class R	14,496,017	2,279,173
Corticeira Amorim SGPS S.A.	61,964	568,469
CTT-Correios de Portugal S.A.	280,416	918,162
Greenvolt-Energias Renovaveis S.A. *	105,541	872,618
NOS, SGPS S.A.	387,730	1,534,625
REN - Redes Energeticas Nacionais, SGPS, S.A.	705,435	1,837,668
Semapa-Sociedade de Investimento e Gestao	27,815	410,694
Sonae, SGPS, S.A.	1,655,205	1,641,223
The Navigator Co., S.A.	458,482	1,825,045
		12,702,888

Republic of Korea 5.3%
AbClon, Inc. *	21,132	250,761
ABLBio, Inc. *	47,039	863,134
Ace Technologies Corp. *	63,166	249,532
Advanced Nano Products Co., Ltd.	12,780	851,774
Advanced Process Systems Corp.	24,494	353,801
AfreecaTV Co., Ltd.	12,770	832,710
Ahnlab, Inc.	11,223	582,063
Amicogen, Inc. *	30,992	460,586
Ananti, Inc. *	84,941	408,974
Asiana Airlines, Inc. *	62,452	596,653
BH Co., Ltd.	44,216	875,033
Binex Co., Ltd. *	52,189	435,288
Binggrae Co., Ltd.	10,047	300,530
Bioneer Corp. *	41,269	1,042,012
BNC Korea Co., Ltd. *	84,385	340,394
Boryung	51,461	415,559
Bukwang Pharmaceutical Co., Ltd.	64,300	391,987
Cellivery Therapeutics, Inc. *	51,995	494,777
Chabiotech Co., Ltd. *	79,708	831,016
Chong Kun Dang Pharmaceutical Corp.	14,840	941,811
Chunbo Co., Ltd.	7,657	1,399,202
CJ CGV Co., Ltd. *	44,313	589,675
CMG Pharmaceutical Co., Ltd. *	184,240	292,666
Com2uS Corp.	17,170	809,777
Com2uS Holdings Corp. *	8,432	277,156
Cosmax, Inc.	13,638	628,722
CosmoAM&T Co., Ltd. *	38,265	1,833,679
Creative & Innovative System *	89,834	851,443
CrystalGenomics, Inc. *	69,081	189,615
CS Wind Corp.	36,533	2,119,100
Daea TI Co., Ltd. *	167,235	486,926
Daeduck Electronics Co., Ltd. / New	59,787	1,051,718
Daejoo Electronic Materials Co., Ltd.	17,606	1,200,121
Daesang Corp.	34,896	563,586
Daewoong Co., Ltd.	38,741	596,309
Daewoong Pharmaceutical Co., Ltd.	8,453	945,382
Daishin Securities Co., Ltd.	57,255	638,168
Danal Co., Ltd. *	94,373	407,875
Daol Investment & Securities Co., Ltd.	82,925	204,978
Daou Technology, Inc.	41,580	655,771
Dawonsys Co., Ltd.	44,429	584,481
DB HiTek Co., Ltd.	63,874	2,160,049
Dentium Co., Ltd.	11,608	775,422
DIO Corp. *	21,701	317,572
Dong-A Socio Holdings Co., Ltd.	5,653	437,204
Dong-A ST Co., Ltd.	7,230	332,760
Dongjin Semichem Co., Ltd.	53,264	1,326,703
DongKook Pharmaceutical Co., Ltd.	44,848	538,985
Dongkuk Steel Mill Co., Ltd.	102,607	1,069,755
Dongwon Industries Co., Ltd.	13,545	483,218
SECURITY	NUMBER OF SHARES	VALUE ($)
Doosan Co., Ltd.	10,089	744,330
Doosan Fuel Cell Co., Ltd. *	54,348	1,384,610
Doosan Tesna, Inc.	18,477	427,303
DoubleUGames Co., Ltd.	17,134	632,692
Duk San Neolux Co., Ltd. *	21,595	636,953
Duzone Bizon Co., Ltd.	33,782	920,850
Ecopro Co., Ltd.	32,590	3,459,529
Ecopro HN Co., Ltd.	20,040	805,338
Enchem Co., Ltd. *	12,037	588,684
ENF Technology Co., Ltd.	15,731	276,129
Enzychem Lifesciences Corp. *	115,026	154,810
Eo Technics Co., Ltd.	14,556	773,686
Eoflow Co., Ltd. *	51,077	644,828
ESR Kendall Square REIT Co., Ltd.	237,678	725,370
Eubiologics Co., Ltd. *	58,177	425,239
Eugene Technology Co., Ltd.	23,784	459,864
Foosung Co., Ltd.	92,455	928,861
GemVax & Kael Co., Ltd. *	78,298	759,915
GeneOne Life Science, Inc. *	128,230	677,684
Genexine, Inc. *	36,354	573,350
GOLFZON Co., Ltd.	5,034	420,629
Grand Korea Leisure Co., Ltd. *	32,991	422,753
Green Cross Holdings Corp.	58,331	765,156
Green Cross LabCell Corp. *	15,996	570,051
HAESUNG DS Co., Ltd.	19,489	622,862
Halla Holdings Corp.	13,521	341,908
Han Kuk Carbon Co., Ltd.	59,632	538,060
Hana Micron, Inc. *	68,347	559,690
Hana Tour Service, Inc. *	20,047	781,299
Hanall Biopharma Co., Ltd. *	66,728	720,987
Hancom, Inc. *	31,407	333,395
Handsome Co., Ltd.	24,354	477,348
Hanil Cement Co., Ltd.	30,867	287,875
Hanjin Transportation Co., Ltd.	26,364	408,798
Hankook & Co. Co., Ltd.	51,357	558,800
Hanmi Semiconductor Co., Ltd.	79,818	810,980
Hansae Co., Ltd.	30,955	372,019
Hansol Chemical Co., Ltd.	15,730	2,504,682
Hansol Paper Co., Ltd.	33,393	353,211
Hanwha General Insurance Co., Ltd. *	150,430	483,050
Hanwha Investment & Securities Co., Ltd.	196,436	393,215
Hanwha Systems Co., Ltd.	109,111	951,417
Harim Holdings Co., Ltd.	73,159	426,024
HDC Holdings Co., Ltd.	72,619	316,058
HDC Hyundai Development Co-Engineering & Construction, Class E	80,660	675,811
Helixmith Co.,Ltd *	58,387	582,166
HK inno N Corp.	26,088	744,750
HLB Global Co., Ltd. *	71,667	360,278
HLB Life Science Co., Ltd. *	142,939	1,132,587
HLB Therapeutics Co., Ltd. *	49,103	387,209
HS Industries Co., Ltd.	75,426	230,765
Hugel, Inc. *	10,718	928,891
Humasis Co., Ltd.	59,817	732,490
Huons Co., Ltd.	12,799	292,110
Hyosung Advanced Materials Corp.	6,046	1,803,921
Hyosung Chemical Corp. *	4,257	403,477
Hyosung Corp.	15,660	908,360
Hyosung Heavy Industries Corp. *	11,987	769,837
Hyosung TNC Corp.	5,483	1,484,195
Hyundai Autoever Corp.	8,026	675,502
Hyundai Bioscience Co., Ltd. *	66,675	1,316,968
Hyundai Construction Equipment Co., Ltd.	21,735	987,168
Hyundai Electric & Energy System Co., Ltd. *	39,279	1,252,365

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyundai Elevator Co., Ltd.	44,001	994,222
Hyundai Greenfood Co., Ltd.	90,490	483,720
Hyundai Home Shopping Network Corp.	10,172	382,940
Hyundai Rotem Co., Ltd. *	134,751	3,254,213
Ilyang Pharmaceutical Co., Ltd.	23,679	312,404
iMarketKorea, Inc.	35,216	275,031
InBody Co., Ltd.	17,222	242,232
Innocean Worldwide, Inc.	20,757	685,421
Innox Advanced Materials Co., Ltd.	22,890	502,457
Insun ENT Co., Ltd. *	43,900	312,894
Intellian Technologies, Inc.	12,980	731,254
INTOPS Co., Ltd.	19,492	441,169
iNtRON Biotechnology, Inc. *	48,282	317,401
IS Dongseo Co., Ltd.	23,631	611,896
i-SENS, Inc.	16,462	411,909
ITM Semiconductor Co., Ltd.	12,193	284,751
JB Financial Group Co., Ltd.	263,207	1,680,406
JR Global Reit	223,179	731,041
Jusung Engineering Co., Ltd.	67,447	641,817
JW Pharmaceutical Corp.	23,811	354,768
JYP Entertainment Corp.	52,121	2,394,914
KCC Glass Corp.	15,982	496,843
KEPCO Engineering & Construction Co., Inc.	22,141	1,017,360
KH Vatec Co., Ltd.	28,591	323,013
KIWOOM Securities Co., Ltd.	25,413	1,772,754
KMW Co., Ltd. *	52,285	1,082,292
Koh Young Technology, Inc.	109,754	1,181,717
Kolmar Korea Co., Ltd.	27,443	806,321
Kolon Industries, Inc.	32,819	1,142,201
Komipharm International Co., Ltd. *	67,420	392,604
Korea Electric Terminal Co., Ltd.	12,475	548,622
Korea Line Corp. *	261,583	429,410
Korea Petrochemical Ind Co., Ltd.	5,133	628,562
Korea Real Estate Investment & Trust Co., Ltd.	273,260	289,038
Korea United Pharm, Inc.	17,064	297,587
Korean Reinsurance Co.	153,507	977,715
Kumho Tire Co., Inc. *	252,665	576,655
KUMHOE&C Co., Ltd.	53,191	327,894
Kwang Dong Pharmaceutical Co., Ltd.	55,154	254,682
L&C Bio Co., Ltd.	22,600	406,127
LEENO Industrial, Inc.	16,610	2,159,923
LegoChem Biosciences, Inc. *	29,934	868,162
LF Corp.	33,309	405,360
LG Hausys Ltd.	12,180	329,239
LIG Nex1 Co., Ltd.	19,599	1,374,612
Lotte Confectionery Co., Ltd.	4,822	471,652
LOTTE Reit Co., Ltd.	231,110	686,925
Lotte Rental Co., Ltd.	21,147	465,800
Lotte Tour Development Co., Ltd. *	59,628	535,764
LS Electric Co., Ltd.	27,433	1,200,200
Lutronic Corp.	36,929	553,018
LX Holdings Corp. *	77,167	551,757
LX International Corp.	42,921	1,340,824
LX Semicon Co., Ltd.	15,676	1,042,412
Mcnex Co., Ltd.	22,078	493,840
Medipost Co., Ltd. *	27,518	299,415
MedPacto, Inc. *	23,794	428,485
Medytox, Inc.	8,225	745,885
MegaStudyEdu Co., Ltd.	13,629	803,985
Meritz Fire & Marine Insurance Co., Ltd.	100,303	3,498,455
Meritz Securities Co., Ltd.	480,423	2,127,361
Mezzion Pharma Co., Ltd. *	28,705	273,153
Mirae Asset Life Insurance Co., Ltd.	131,355	280,867
Modetour Network, Inc. *	28,450	345,149
Myoung Shin Industrial Co., Ltd. *	50,666	678,057
Namhae Chemical Corp.	34,383	238,545
Naturecell Co., Ltd. *	88,490	1,237,927
SECURITY	NUMBER OF SHARES	VALUE ($)
Neowiz *	22,630	694,077
NEPES Corp. *	30,785	449,339
Nexen Tire Corp.	62,630	332,418
NHN KCP Corp. *	41,705	439,549
NICE Holdings Co., Ltd.	42,224	401,798
NICE Information Service Co., Ltd.	63,086	612,276
NKMax Co., Ltd. *	56,782	650,118
Orion Holdings Corp.	37,378	433,623
Oscotec, Inc. *	66,637	1,013,058
Park Systems Corp.	8,196	727,097
Partron Co., Ltd.	70,227	466,991
People & Technology, Inc.	33,391	1,264,648
PharmaResearch Co., Ltd.	10,330	524,783
Pharmicell Co., Ltd. *	102,351	787,703
PI Advanced Materials Co., Ltd.	24,347	592,591
Poongsan Corp.	33,523	772,718
Posco ICT Co., Ltd.	101,836	542,055
RFHIC Corp.	31,869	555,777
S&S Tech Corp.	30,488	640,344
Sam Chun Dang Pharm Co., Ltd. *	25,212	859,294
SAM KANG M&T Co., Ltd. *	39,922	699,244
Sambu Engineering & Construction Co., Ltd. *	290,744	338,395
Samchully Co., Ltd.	3,975	1,146,823
Samsung Pharmaceutical Co., Ltd. *	100,746	216,182
Samwha Capacitor Co., Ltd.	12,589	332,181
Samyang Holdings Corp.	10,406	525,488
Sangsangin Co., Ltd.	69,865	328,440
Seah Besteel Holdings Corp.	21,440	312,939
Sebang Global Battery Co., Ltd.	14,204	521,806
Seojin System Co., Ltd.	36,850	454,041
Seoul Semiconductor Co., Ltd.	65,377	550,241
SFA Engineering Corp.	33,236	1,008,030
SFA Semicon Co., Ltd. *	126,573	430,915
Shinhan Alpha REIT Co., Ltd.	106,072	551,734
Shinsegae International, Inc.	21,343	390,820
Shinsung E&G Co., Ltd. *	289,090	421,957
SIMMTECH Co., Ltd.	33,847	849,479
SK Discovery Co., Ltd.	20,733	506,201
SK Gas Ltd.	4,864	472,072
SK REITs Co., Ltd.	192,719	685,334
SK Securities Co., Ltd.	626,255	328,121
SL Corp.	28,929	611,987
SM Entertainment Co., Ltd.	30,976	1,862,529
SNT Motiv Co., Ltd.	13,389	454,303
Solid, Inc. *	84,353	347,300
SOLUM Co., Ltd. *	65,453	898,282
Songwon Industrial Co., Ltd.	35,997	480,379
Soulbrain Co., Ltd.	7,545	1,219,122
ST Pharm Co., Ltd.	16,033	928,780
STCUBE *	73,810	1,091,326
Studio Dragon Corp. *	11,001	604,748
Sung Kwang Bend Co., Ltd.	32,132	367,891
Sungwoo Hitech Co., Ltd.	86,706	393,804
Taekwang Industrial Co., Ltd.	1,008	565,584
Taihan Electric Wire Co., Ltd. *	639,983	820,087
TES Co., Ltd.	23,361	312,637
The Nature Holdings Co., Ltd..	16,915	389,897
TK Corp.	24,234	327,077
TKG Huchems Co., Ltd.	38,592	629,130
Tokai Carbon Korea Co., Ltd.	7,691	618,732
Tongyang, Inc.	378,238	304,001
TY Holdings Co., Ltd. *	34,099	316,725
Unid Co., Ltd.	6,613	493,900
UNIDBTPLUS Co., Ltd. *	10,370	50,010
UniTest, Inc. *	42,144	412,221
Vaxcell-Bio Therapeutics Co., Ltd. *	19,392	569,034
Vieworks Co., Ltd.	11,005	264,517
Webzen, Inc. *	28,215	354,065

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WONIK IPS Co., Ltd.	63,350	1,359,370
Wysiwyg Studios Co., Ltd. *	42,954	631,844
YG Entertainment, Inc.	19,767	657,976
Youlchon Chemical Co., Ltd.	22,643	562,276
Young Poong Corp.	942	546,408
Youngone Corp.	55,516	1,999,477
Youngone Holdings Co., Ltd.	9,559	412,410
Yuanta Securities Korea Co., Ltd.	147,440	301,845
Yungjin Pharmaceutical Co., Ltd. *	149,827	370,350
Zinus, Inc.	16,794	410,029
		180,581,337

Singapore 1.1%
AEM Holdings Ltd.	503,056	1,369,334
AIMS APAC REIT	1,002,776	878,152
Ascendas India Trust	1,562,370	1,333,995
Best World International Ltd. *	71,866	93,353
CapitaLand China Trust	2,132,540	1,758,571
CDL Hospitality Trusts	1,631,983	1,405,342
Cromwell European Real Estate Investment Trust	594,853	943,235
Digital Core REIT Management Pte Ltd.	1,303,636	795,218
Eagle Hospitality Trust *(b)	940,343	0
ESR-LOGOS REIT	9,963,748	2,508,570
Far East Hospitality Trust	1,799,762	827,447
First Real Estate Investment Trust	2,347,192	411,097
First Resources Ltd.	936,796	1,100,665
Frasers Centrepoint Trust	2,068,191	3,063,875
Haw Par Corp., Ltd.	254,848	1,729,611
iFAST Corp., Ltd.	307,447	1,189,133
Keppel Infrastructure Trust	6,511,262	2,565,921
Keppel Pacific Oak US REIT	1,609,901	901,545
Lendlease Global Commercial REIT	3,366,365	1,781,080
Manulife US Real Estate Investment Trust	2,951,000	1,150,890
Nanofilm Technologies International Ltd.	375,844	364,791
OUE Commercial Real Estate Investment Trust	3,837,008	1,022,045
Parkway Life Real Estate Investment Trust	714,687	2,028,849
Prime US REIT	1,189,098	576,712
Raffles Medical Group Ltd.	1,710,159	1,697,304
Riverstone Holdings Ltd.	992,336	456,230
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,873,243	567,318
Sheng Siong Group Ltd.	804,022	968,136
Silverlake Axis Ltd.	1,610,168	440,643
SPH REIT	1,943,614	1,276,547
Starhill Global REIT	2,652,167	1,025,796
The Hour Glass Ltd.	402,146	628,032
Thomson Medical Group Ltd.	11,019,099	635,269
UMS Holdings Ltd.	870,427	781,307
		38,276,013

Spain 1.8%
Acerinox S.A.	383,431	3,711,906
Aedas Homes S.A.	36,039	560,324
Almirall S.A.	138,535	1,320,157
Applus Services S.A.	258,724	1,684,949
Atresmedia Corp de Medios de Comunicaion S.A.	143,048	493,419
Banco De Sabadell S.A.	10,460,159	9,579,105
Cia de Distribucion Integral Logista Holdings S.A.	116,399	2,708,615
Cie Automotive S.A.	95,215	2,382,326
SECURITY	NUMBER OF SHARES	VALUE ($)
Construcciones y Auxiliar de Ferrocarriles S.A.	35,808	1,030,508
Corp. Financiera Alba SA	26,038	1,206,451
Distribuidora Internacional de Alimentacion S.A. *	26,457,777	375,943
Ebro Foods S.A.	142,345	2,219,002
Ence Energia y Celulosa S.A.	230,858	744,010
Faes Farma S.A.	579,780	2,199,836
Fomento de Construcciones y Contratas S.A.	79,612	718,079
Gestamp Automocion S.A.	274,591	1,022,361
Global Dominion Access S.A.	205,771	765,918
Grupo Catalana Occidente S.A.	96,635	2,994,956
Indra Sistemas S.A.	227,650	2,295,946
Laboratorios Farmaceuticos Rovi S.A.	39,311	1,474,156
Lar Espana Real Estate Socimi S.A.	112,220	532,673
Let's GOWEX S.A. *(b)	5,361	0
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	1,218,930	1,256,326
Mediaset Espana Comunicacion S.A. *	96,824	316,631
Melia Hotels International S.A. *	191,988	1,028,926
Neinor Homes S.A.	75,368	682,127
Pharma Mar S.A.	24,766	1,750,341
Prosegur Cash S.A.	679,812	427,681
Prosegur Cia de Seguridad S.A.	418,560	758,508
Sacyr S.A.	706,680	1,935,504
Solaria Energia y Medio Ambiente S.A. *	111,032	1,952,655
Tecnicas Reunidas S.A. *(a)	62,827	589,001
Unicaja Banco S.A.	2,278,856	2,322,959
Vidrala SA	32,767	2,685,587
Viscofan S.A.	72,158	4,424,414
		60,151,300

Sweden 5.2%
AAK AB	320,333	5,213,319
AddLife AB, Class B	199,983	2,021,622
Addnode Group AB	217,145	2,074,971
AddTech AB, B Shares	352,926	5,093,429
AFRY AB	178,707	2,887,453
Arjo AB, B Shares	411,017	1,590,293
Atrium Ljungberg AB, B Shares	92,628	1,458,415
Attendo AB *	197,223	471,613
Avanza Bank Holding AB	228,682	4,503,387
Beijer Alma AB	84,507	1,325,003
Betsson AB, B Shares *	220,931	1,775,520
BHG Group AB *	174,967	327,987
Bilia AB, A Shares	136,787	1,502,068
BillerudKorsnas AB	388,926	5,359,504
Biotage AB	120,791	2,066,081
Bonava AB, B Shares	157,018	409,044
Boozt AB *(a)	113,774	1,205,617
Bravida Holding AB	369,673	3,636,480
Bufab AB	52,048	1,115,265
Bure Equity AB	101,403	2,227,028
Camurus AB *	37,431	930,878
Catena AB	56,731	1,947,106
Cibus Nordic Real Estate AB	86,717	1,192,950
Cint Group AB *	214,224	938,152
Clas Ohlson AB, B Shares	68,974	499,010
Cloetta AB, B Shares	404,988	796,015
Collector Bank AB *	142,529	373,370
Concentric AB	70,951	1,367,283
Corem Property Group AB, B Shares	1,320,434	884,722
Dios Fastigheter AB	175,919	1,271,082
Dometic Group AB	592,706	4,140,794
Electrolux Professional AB, B Shares	419,836	1,716,541
Elekta AB, B Shares	667,931	3,877,129
Fabege AB	468,107	3,819,902

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fagerhult AB	129,280	511,601
Granges AB	192,969	1,529,087
Hemnet Group AB	107,372	1,327,072
Hexatronic Group AB	368,327	4,999,656
Hexpol AB	457,729	4,846,078
HMS Networks AB	51,823	1,533,725
Hufvudstaden AB, A Shares	197,577	2,740,265
Instalco AB	438,729	1,735,365
Intrum AB	142,401	1,898,226
Investment AB Oresund	54,876	558,856
INVISIO AB	61,692	949,927
JM AB	129,003	2,020,246
Lagercrantz Group AB, B Shares	363,377	3,758,555
Lindab International AB	126,140	1,506,990
Loomis AB	137,954	3,979,318
Medicover AB, B Shares	109,406	1,542,013
MEKO AB	76,791	838,207
MIPS AB	41,780	1,559,335
Modern Times Group MTG AB, B Shares *	222,814	1,714,388
Munters Group AB	195,982	1,698,150
Mycronic AB	126,592	2,243,655
NCC AB, B Shares	170,898	1,617,023
Nobia AB	213,590	446,657
Nolato AB, B Shares	325,246	1,691,226
Nordnet AB publ	314,855	4,222,160
NP3 Fastigheter AB	51,822	883,479
Nyfosa AB	332,637	2,347,281
Pandox AB *	162,241	1,985,451
Peab AB, B Shares	368,428	2,076,420
Platzer Fastigheter Holding AB, B Shares	122,472	901,560
Ratos AB, B Shares	373,273	1,590,920
Resurs Holding AB	259,521	592,110
Samhallsbyggnadsbolaget i Norden AB (a)	2,031,483	3,590,024
Scandic Hotels Group AB *(a)	247,657	820,042
Sdiptech AB, Class B *	54,366	1,227,642
Sectra AB, B Shares *	245,203	3,912,193
Sinch AB *(a)	1,165,533	3,602,465
SkiStar AB	74,090	792,745
SSAB AB, A Shares	443,860	2,492,389
SSAB AB, B Shares	1,221,401	6,686,677
Stillfront Group AB *	820,262	1,238,416
Storskogen Group AB, B Shares	2,554,144	1,912,770
Systemair AB	151,600	1,006,516
Thule Group AB	192,124	4,408,629
Troax Group AB	61,960	1,079,556
Truecaller AB, B Shares *	385,273	1,382,659
Viaplay Group AB, B Shares *	140,075	2,694,104
Vitec Software Group AB, B Shares	45,342	1,615,743
Volati AB	36,728	322,030
Wallenstam AB, B Shares	613,500	2,377,185
Wihlborgs Fastigheter AB	491,437	3,758,199
		176,784,019

Switzerland 4.0%
Allreal Holding AG	27,084	4,082,144
ALSO Holding AG *	4,809	871,197
ams-OSRAM AG *	453,677	3,659,891
APG SGA S.A.	2,052	316,603
Arbonia AG	81,480	1,175,057
Aryzta AG *	1,743,289	2,109,695
Autoneum Holding AG	5,522	672,319
Basilea Pharmaceutica AG *	22,773	1,162,851
Bell Food Group AG	3,504	932,316
Bobst Group S.A.	4,497	287,921
Bossard Holding AG, Class A	4,630	1,003,511
SECURITY	NUMBER OF SHARES	VALUE ($)
Bucher Industries AG	12,028	4,671,068
Burckhardt Compression Holding AG	5,749	3,083,431
Bystronic AG	2,429	1,715,788
Cembra Money Bank AG	54,910	4,296,553
Comet Holding AG	13,908	2,808,606
COSMO Pharmaceuticals N.V.	17,869	1,134,689
Daetwyler Holding AG	13,379	2,547,311
dormakaba Holding AG	5,575	1,951,469
Dottikon Es Holding AG *	8,152	2,288,806
Dufry AG *	114,482	4,592,498
EFG International AG *	143,372	1,252,013
Forbo Holding AG	1,704	1,985,243
Galenica AG	89,551	6,805,030
Hiag Immobilien Holding AG	6,432	549,530
Huber & Suhner AG	32,039	2,928,992
Idorsia Ltd. *(a)	223,511	3,253,842
Implenia AG *	27,384	1,131,000
Inficon Holding AG	3,568	3,052,133
Interroll Holding AG	1,024	2,353,776
Intershop Holding AG	2,134	1,413,334
Kardex Holding AG	11,038	1,781,836
Komax Holding AG	6,510	1,708,213
Landis & Gyr Group AG *	45,677	3,140,219
LEM Holding S.A.	875	1,699,029
Leonteq AG	18,965	864,896
Medacta Group S.A.	11,732	1,243,697
Medartis Holding AG *	8,669	815,264
Medmix AG	43,898	760,238
Meyer Burger Technology AG *(a)	6,628,347	3,492,448
Mobimo Holding AG	13,082	3,158,079
Montana Aerospace AG *	41,408	575,431
OC Oerlikon Corp. AG	355,001	2,332,518
PolyPeptide Group AG *	26,768	968,733
Rieter Holding AG	5,505	552,378
Schweiter Technologies AG	1,687	1,345,705
Sensirion Holding AG *	18,875	2,024,692
SFS Group AG	32,898	3,121,469
Siegfried Holding AG *	7,506	4,998,748
SKAN Group AG	19,586	1,414,345
Softwareone Holding AG *	201,696	3,018,824
St. Galler Kantonalbank AG	5,365	2,708,544
Stadler Rail AG (a)	97,156	3,356,993
Sulzer AG	33,105	2,510,455
Swiss Steel Holding AG *	1,434,313	365,823
Swissquote Group Holding S.A.	15,948	2,246,362
TX Group AG	5,706	851,633
u-blox Holding AG *	12,581	1,597,797
Valiant Holding AG	29,385	3,108,904
Vetropack Holding AG	23,985	839,569
Vontobel Holding AG	50,311	3,078,595
VP Bank AG, Class A	4,598	424,691
VZ Holding AG	25,633	2,015,126
Ypsomed Holding AG	6,335	1,315,206
Zehnder Group AG	17,773	1,029,724
Zur Rose Group AG *	16,719	416,242
		134,971,043

United Kingdom 12.6%
888 Holdings plc *	606,903	726,375
AG Barr plc	151,746	912,607
AJ Bell plc	535,945	2,321,979
Alfa Financial Software Holdings plc	180,318	346,806
Alphawave IP Group plc *	442,449	558,527
AO World plc *(a)	809,571	573,650
Ascential plc *	800,032	2,056,052
Ashmore Group plc	862,264	2,320,727
ASOS plc *	129,857	976,594
Assura plc	5,501,998	3,512,049

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aston Martin Lagonda Global Holdings plc *(a)	710,162	1,106,640
Auction Technology Group plc *	160,188	1,634,881
Avon Rubber plc	54,086	662,789
Babcock International Group plc *	464,321	1,569,300
Balfour Beatty plc	1,138,187	4,389,002
Bank of Georgia Group plc	71,641	2,158,527
Beazley plc	1,224,217	9,469,191
Biffa plc	413,669	2,009,965
Big Yellow Group plc	315,825	4,099,665
Bodycote plc	343,839	2,415,920
Bridgepoint Group plc	492,217	1,151,846
Britvic plc	491,567	4,703,747
Bytes Technology Group plc	369,192	1,817,599
C&C Group plc *	714,831	1,487,208
Capita plc *	3,006,903	844,381
Capital & Counties Properties plc	1,345,932	1,626,914
Capricorn Energy plc *	578,125	1,717,092
Carnival plc *	286,491	2,442,182
Centamin plc	2,008,399	2,525,744
Chemring Group plc	520,957	1,923,264
Clarkson plc	45,558	1,657,491
Close Brothers Group plc	277,179	3,535,291
CLS Holdings plc	289,808	559,114
CMC Markets plc	212,257	601,609
Coats Group plc	2,663,210	2,109,125
Computacenter plc	147,521	3,489,060
ContourGlobal plc	340,319	1,013,215
Cranswick plc	97,579	3,574,522
Crest Nicholson Holdings plc	458,445	1,256,805
Currys plc	1,786,160	1,653,850
Darktrace plc *	641,265	2,604,158
Deliveroo plc *	2,410,572	2,504,443
Devro plc	307,514	1,120,628
Diploma plc	225,191	7,509,040
Diversified Energy Co., plc	1,489,333	2,248,984
Domino's Pizza Group plc	721,691	2,459,780
Drax Group plc	749,860	5,425,026
Dunelm Group plc	209,092	2,505,017
Elementis plc *	1,103,465	1,523,061
Energean plc	249,569	4,413,594
Essentra plc	543,033	1,577,943
FDM Group Holdings plc	159,746	1,390,666
Ferrexpo plc	537,388	919,005
Finablr plc *(b)	225,475	0
FirstGroup plc	1,397,684	1,699,457
Frasers Group plc *	317,592	3,398,310
Future plc	208,150	3,482,796
Games Workshop Group plc	61,653	5,407,572
Genuit Group plc	443,716	1,653,959
Genus plc	122,929	4,263,056
Grafton Group plc	397,749	3,686,646
Grainger plc	1,323,318	3,823,229
Great Portland Estates plc	465,648	2,762,720
Greencore Group plc *	963,361	738,840
Greggs plc	187,253	5,164,671
Halfords Group plc	423,216	981,808
Hammerson plc (a)	6,643,515	1,905,152
Harbour Energy plc	1,376,294	5,220,306
Hays plc	2,811,494	3,920,752
Helical plc	195,035	778,095
Helios Towers plc *	1,427,732	1,957,029
Hill & Smith Holdings plc	146,291	2,080,163
Hilton Food Group plc	124,750	803,736
Hochschild Mining plc	595,275	494,467
Home REIT plc (a)	1,451,089	874,420
Ibstock plc	682,845	1,284,856
IG Group Holdings plc	746,935	7,289,657
Inchcape plc	702,275	6,945,798
SECURITY	NUMBER OF SHARES	VALUE ($)
Indivior plc *	232,832	4,697,117
IntegraFin Holdings plc	533,235	1,860,637
Investec plc	1,242,540	7,668,018
IP Group plc	1,826,711	1,435,784
IWG plc *	1,339,773	2,542,486
J.D. Wetherspoon plc *	153,805	812,160
John Wood Group plc *	1,269,053	1,972,267
JTC plc	243,427	2,310,481
Jupiter Fund Management plc	769,280	1,134,176
Just Group plc	1,921,252	1,693,134
Kainos Group plc	105,739	2,008,497
Keller Group plc	132,232	1,154,293
Lancashire Holdings Ltd.	446,966	3,159,152
Liontrust Asset Management plc	113,151	1,498,437
LondonMetric Property plc	1,812,989	3,821,587
LXI REIT plc	2,774,699	3,780,221
Man Group plc	2,343,227	5,832,248
Marks & Spencer Group plc *	3,615,214	5,190,110
Marshalls plc	434,987	1,502,276
Marston's plc *	1,149,014	513,135
Mediclinic International plc	733,192	4,323,881
Micro Focus International plc	608,787	3,785,973
Mitchells & Butlers plc *	470,169	777,735
Mitie Group plc	2,627,327	2,381,081
Molten Ventures plc *	275,383	1,279,019
Moneysupermarket.com Group plc	957,885	2,165,135
Moonpig Group plc *	510,427	971,372
Morgan Advanced Materials plc	523,998	1,884,568
Morgan Sindall Group plc	77,586	1,494,986
National Express Group plc *	992,389	2,038,667
NCC Group plc	547,688	1,389,275
Network International Holdings plc *	879,813	3,524,696
Ninety One plc	641,818	1,537,854
OSB Group plc	691,657	3,935,612
Oxford Biomedica plc *	135,293	611,452
Oxford Instruments plc	98,212	2,526,351
Oxford Nanopore Technologies plc *	1,170,122	3,567,356
Pagegroup plc	572,589	3,230,825
Paragon Banking Group plc	436,020	2,438,427
Petershill Partners plc	541,714	1,121,231
Petrofac Ltd. *	800,958	800,289
Pets at Home Group plc	882,701	2,768,884
Playtech plc *	567,424	3,719,978
Plus500 Ltd.	173,691	3,944,603
Premier Foods plc	1,307,576	1,625,709
Primary Health Properties plc	2,418,643	3,205,843
Provident Financial plc	469,757	1,103,763
PureTech Health plc *	298,672	1,001,263
PZ Cussons plc	348,360	858,764
QinetiQ Group plc	1,043,443	4,321,889
Quilter plc	2,542,208	3,069,901
Rank Group plc *	386,774	416,851
Rathbone Brothers plc	116,955	2,938,844
Redde Northgate plc	443,364	1,995,848
Redrow plc	417,613	2,274,812
Rhi Magnesita N.V.	53,497	1,395,240
Rotork plc	1,586,945	5,650,780
S4 Capital plc *	997,979	2,268,834
Safestore Holdings plc	376,767	4,069,635
Savills plc	245,457	2,769,682
Senior plc	751,964	1,099,691
Serco Group plc	2,187,433	4,459,784
Shaftesbury plc	506,651	2,162,481
SIG plc *	1,232,486	433,725
Sirius Real Estate Ltd.	1,977,283	1,940,311
Softcat plc	229,693	3,465,770
Spectris plc	195,413	7,386,449
Spire Healthcare Group plc *	514,153	1,408,301
Spirent Communications plc	1,114,172	3,728,498

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SSP Group plc *	1,458,716	3,698,467
Supermarket Income REIT plc (a)	2,274,890	2,803,988
Synthomer plc	658,929	1,045,245
TBC Bank Group plc	64,835	1,687,082
Telecom Plus plc	122,089	3,613,086
The Restaurant Group plc *	1,415,788	482,551
THG plc *(a)	1,855,973	1,500,337
TI Fluid Systems plc	576,454	871,854
TP ICAP Group plc	1,451,081	3,024,162
Trainline plc *	854,668	3,403,604
Travis Perkins plc	400,986	4,415,282
Tritax Big Box REIT plc	3,474,098	5,916,344
Trustpilot Group plc *	668,758	787,663
Tullow Oil plc *(a)	2,585,730	1,348,754
Vesuvius plc	391,111	1,768,079
Victrex plc	150,313	3,179,178
Virgin Money UK plc	2,303,746	4,729,848
Vistry Group plc	600,064	4,423,475
Volution Group plc	351,145	1,446,898
Watches of Switzerland Group plc *	427,176	5,219,508
WH Smith plc *	231,072	3,888,345
Wickes Group plc	467,510	772,223
Wizz Air Holdings plc *	36,352	961,939
Workspace Group plc	270,176	1,363,588
XP Power Ltd.	29,272	681,165
		429,220,944
Total Common Stocks (Cost $3,651,217,827)		3,390,160,919

PREFERRED STOCKS 0.1% OF NET ASSETS

Germany 0.0%
Draegerwerk AG & Co. KGaA	19,409	864,329

Italy 0.1%
Danieli & C Officine Meccaniche S.p.A. - RSP	73,434	1,123,584

Republic of Korea 0.0%
Daishin Securities Co., Ltd.	48,220	499,073

Sweden 0.0%
Corem Property Group AB	21,426	434,998
Total Preferred Stocks (Cost $3,466,092)		2,921,984

RIGHTS 0.0% OF NET ASSETS

Australia 0.0%
Resolute Mining Ltd.
expires 12/05/22, strike AUD 0.16 *(b)	1,819,990	0

France 0.0%
Voltalia S.A.
expires 11/30/22, strike EUR 13.70 *(b)	49,639	92,000

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic of Korea 0.0%
Genexine, Inc.
expires 01/23/23, strike KRW 15,500.00 *(b)	8,381	33,680
Total Rights (Cost $0)		125,680

WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
PointsBet Holdings Ltd.
expires 07/08/24 *(b)	19,829	793

Italy 0.0%
Webuild S.p.A.
expires 08/02/30 *(a)(b)	44,499	69,140

Singapore 0.0%
Ezion Holdings Ltd.
expires 04/16/23 *(b)	802,298	0
Total Warrants (Cost $0)		69,933

INVESTMENT COMPANIES 0.1% OF NET ASSETS

United Kingdom 0.1%
Picton Property Income Ltd.	1,009,548	1,045,976
Balanced Commercial Property Trust Ltd.	860,690	922,496
UK Commercial Property REIT Ltd.	1,311,975	917,147
		2,885,619
Total Investment Companies (Cost $3,636,756)		2,885,619

SHORT-TERM INVESTMENTS 2.7% OF NET ASSETS

Money Market Funds 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)	1,157,489	1,157,488
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (c)(d)	90,639,937	90,639,937
		91,797,425
Total Short-Term Investments (Cost $91,797,425)		91,797,425
Total Investments in Securities (Cost $3,750,118,100)		3,487,961,560

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/16/22	162	16,036,380	744,043

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $84,987,207.
(b)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

AUD —	Australian Dollar
EUR —	Euro
KRW —	South Korean Won

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,586,631,812	$—	$—	$2,586,631,812
Australia	241,456,816	—	2,438,745*	243,895,561
Hong Kong	31,974,506	—	10,783*	31,985,289
Singapore	38,276,013	—	0*	38,276,013
Spain	60,151,300	—	0*	60,151,300
United Kingdom	429,220,944	—	0*	429,220,944
Preferred Stocks[1]	2,921,984	—	—	2,921,984
Rights[1]
Australia	—	—	0*	0
France	—	—	92,000	92,000
Republic of Korea	—	—	33,680	33,680
Warrants[1]
Australia	—	—	793	793
Italy	—	—	69,140	69,140
Singapore	—	—	0*	0
Investment Companies[1]	2,885,619	—	—	2,885,619
Short-Term Investments[1]	91,797,425	—	—	91,797,425
Futures Contracts[2]	744,043	—	—	744,043
Total	$3,486,060,462	$—	$2,645,141	$3,488,705,603

*	Level 3 amount shown includes securities determined to have no value at November 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.9% OF NET ASSETS

Brazil 4.7%
Ambev S.A.	6,197,083	18,760,470
Americanas S.A.	931,115	1,869,737
Atacadao S.A.	770,022	2,338,414
Auren Energia S.A.	515,497	1,355,694
B3 S.A. - Brasil Bolsa Balcao	8,646,185	20,929,858
Banco Bradesco S.A.	2,091,263	5,471,929
Banco BTG Pactual S.A.	1,661,264	7,951,246
Banco do Brasil S.A.	1,214,264	8,146,199
Banco Santander Brasil S.A.	522,257	2,746,944
BB Seguridade Participacoes S.A.	956,736	5,698,063
BR Malls Participacoes S.A.	1,163,186	1,935,399
BRF S.A. *	1,145,599	2,052,092
Caixa Seguridade Participacoes S.A.	666,983	1,020,996
CCR S.A.	1,605,236	3,604,974
Centrais Eletricas Brasileiras S.A.	1,799,032	16,249,719
Cia de Saneamento Basico do Estado de Sao Paulo	486,668	5,579,450
Cia Energetica de Minas Gerais	471,884	1,621,462
Cia Paranaense de Energia	716,747	1,023,574
Cielo S.A.	1,912,230	1,741,763
Companhia Siderurgica Nacional S.A.	857,014	2,366,289
Cosan S.A.	1,731,225	5,935,572
CPFL Energia S.A.	258,030	1,712,415
CSN Mineracao S.A.	828,345	609,587
Dexco S.A.	418,581	664,629
Diagnosticos da America S.A.	115,336	337,533
EDP - Energias do Brasil S.A.	376,250	1,518,222
Embraer S.A. *	1,067,801	2,751,332
Energisa S.A.	362,975	2,989,360
Eneva S.A. *	1,746,222	4,097,585
Engie Brasil Energia S.A.	245,514	1,844,109
Equatorial Energia S.A.	1,380,865	7,234,128
GPS Participacoes e Empreendimentos S.A. *	599,865	1,421,297
Grendene S.A.	516,340	650,972
GRUPO DE MODA SOMA S.A.	652,735	1,431,131
Grupo Mateus S.A. *	550,223	635,098
Hapvida Participacoes e Investimentos S.A.	5,707,532	5,643,715
Hypera S.A.	578,472	4,888,434
Itau Unibanco Holding S.A.	570,306	2,442,247
JBS S.A.	1,920,136	8,051,076
Klabin S.A.	1,089,632	4,081,872
Localiza Rent a Car S.A.	1,104,023	12,617,286
Localiza Rent a Car S.A., Depositary Receipt *	3,544	38,501
Lojas Renner S.A.	1,419,323	6,248,066
M Dias Branco S.A.	172,653	1,288,955
Magazine Luiza S.A. *	4,328,712	2,806,897
Marfrig Alimentos S.A.	493,824	821,663
SECURITY	NUMBER OF SHARES	VALUE ($)
Multiplan Empreendimentos Imobiliarios S.A.	400,123	1,744,660
Natura & Co. Holding S.A.	1,367,482	3,045,032
Neoenergia S.A.	304,434	918,721
Odontoprev S.A.	366,430	588,791
Petro Rio S.A. *	961,059	6,588,229
Petroleo Brasileiro S.A.	5,326,806	30,782,999
Porto Seguro S.A.	258,127	1,188,342
Raia Drogasil S.A.	1,542,687	6,761,796
Rede D'Or Sao Luiz S.A.	684,792	4,044,580
Rumo S.A.	1,781,086	6,590,845
Sao Martinho S.A.	231,333	1,260,745
Sendas Distribuidora S.A.	1,120,426	4,271,800
SIMPAR S.A.	445,934	647,006
SLC Agricola S.A.	143,220	1,222,278
Smartfit Escola de Ginastica e Danca S.A. *	150,211	433,598
Sul America S.A.	575,752	2,465,569
Suzano S.A.	1,030,651	10,416,654
Telefonica Brasil S.A.	622,842	4,506,568
TIM S.A.	1,165,834	2,881,996
TOTVS S.A.	681,507	3,999,259
Transmissora Alianca de Energia Eletrica S.A.	306,901	2,015,737
Ultrapar Participacoes S.A.	1,243,445	3,357,595
Usinas Siderurgicas de Minas Gerais S.A.	321,342	471,735
Vale S.A.	5,560,201	90,622,353
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	244,615	616,794
Vibra Energia S.A.	1,592,273	5,004,996
WEG S.A.	2,107,393	15,628,723
		407,303,355

Chile 0.5%
Banco de Chile	62,450,187	5,870,459
Banco de Credito e Inversiones S.A.	79,318	2,134,162
Banco Santander Chile	88,066,826	3,401,792
CAP S.A.	102,498	746,787
Cencosud S.A.	1,945,810	2,874,464
Cencosud Shopping S.A.	705,413	896,470
Cia Cervecerias Unidas S.A.	199,387	1,200,386
Cia Sud Americana de Vapores S.A.	24,376,028	1,971,829
Colbun S.A.	9,491,642	836,637
Empresas CMPC S.A.	1,676,110	2,758,436
Empresas Copec S.A.	712,216	4,945,950
Enel Americas S.A.	27,255,417	3,588,420
Enel Chile S.A.	41,006,201	1,852,990
Falabella S.A.	1,131,865	2,007,984
Itau CorpBanca Chile S.A.	446,325,610	883,931
Plaza S.A.	441,125	492,187

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Quinenco S.A.	379,338	1,140,653
Sociedad Quimica y Minera de Chile S.A., A Shares	24,613	2,196,964
		39,800,501

China 33.1%
360 DigiTech, Inc., ADR	204,935	3,215,430
360 Security Technology, Inc., A Shares	813,700	791,467
37 Interactive Entertainment Network Technology Group Co., Ltd., A Shares	202,300	504,925
3peak, Inc., A Shares	12,176	535,166
3SBio, Inc.	2,321,641	2,453,852
Addsino Co., Ltd., A Shares	170,900	248,501
Advanced Micro-Fabrication Equipment, Inc. China, A Shares *	60,112	835,036
AECC Aero-Engine Control Co., Ltd., A Shares	113,300	432,180
AECC Aviation Power Co., Ltd., A Shares	276,000	1,776,347
Agile Group Holdings Ltd. *	2,100,784	683,619
Agricultural Bank of China Ltd., A Shares	9,104,300	3,701,588
Agricultural Bank of China Ltd., H Shares	44,381,905	14,783,544
Aier Eye Hospital Group Co., Ltd., A Shares	704,272	2,694,379
Air China Ltd., A Shares *	769,800	1,136,733
Air China Ltd., H Shares *	2,234,627	1,774,990
Akeso, Inc. *(a)	707,867	3,038,056
Alibaba Group Holding Ltd. *	21,528,842	220,377,231
Alibaba Health Information Technology Ltd. *	6,658,742	5,451,203
Alibaba Pictures Group Ltd. *(a)	18,381,865	1,000,870
A-Living Smart City Services Co., Ltd. (a)	976,339	1,129,504
Aluminum Corp. of China Ltd., A Shares	3,110,300	1,962,722
Aluminum Corp. of China Ltd., H Shares	3,348,825	1,402,941
Amlogic Shanghai Co., Ltd., A Shares *	40,017	426,578
Angang Steel Co., Ltd., H Shares	2,532,249	723,453
Angel Yeast Co., Ltd., A Shares	106,300	654,288
Angelalign Technology, Inc. (a)	66,254	820,377
Anhui Anke Biotechnology Group Co., Ltd., A Shares	148,500	212,785
Anhui Conch Cement Co., Ltd., A Shares	455,400	1,838,045
Anhui Conch Cement Co., Ltd., H Shares	1,634,037	5,913,977
Anhui Expressway Co., Ltd., H Shares	854,621	651,463
Anhui Gujing Distillery Co., Ltd., A Shares	74,604	2,509,883
Anhui Kouzi Distillery Co., Ltd., A Shares	23,200	153,934
Anhui Yingjia Distillery Co., Ltd., A Shares	30,900	208,514
Anhui Zhongding Sealing Parts Co., Ltd., A Shares	113,200	238,272
Anjoy Foods Group Co., Ltd., A Shares	30,300	675,848
ANTA Sports Products Ltd.	1,618,199	18,844,954
Apeloa Pharmaceutical Co., Ltd., A Shares	120,600	350,722
Asymchem Laboratories Tianjin Co., Ltd., A Shares	21,280	403,036
Autohome, Inc., ADR	86,480	2,585,752
Avary Holding Shenzhen Co., Ltd., A Shares	76,700	314,009
AVIC Electromechanical Systems Co., Ltd., A Shares	254,800	398,555
AVIC Industry-Finance Holdings Co., Ltd., A Shares	775,300	373,227
AviChina Industry & Technology Co., Ltd., H Shares	3,414,810	1,601,205
AVICOPTER plc, A Shares	57,300	388,118
BAIC Motor Corp., Ltd., H Shares	3,147,960	859,030
SECURITY	NUMBER OF SHARES	VALUE ($)
Baidu, Inc., A Shares *	3,202,600	41,686,524
Bank of Beijing Co., Ltd., A Shares	2,217,200	1,342,800
Bank of Changsha Co., Ltd., A Shares	390,200	380,640
Bank of Chengdu Co., Ltd., A Shares	147,900	320,498
Bank of China Ltd., A Shares	5,190,700	2,308,264
Bank of China Ltd., H Shares	108,283,397	38,427,392
Bank of Communications Co., Ltd., A Shares	4,163,800	2,774,476
Bank of Communications Co., Ltd., H Shares	9,993,881	5,646,405
Bank of Guiyang Co., Ltd., A Shares	425,000	340,190
Bank of Hangzhou Co., Ltd., A Shares	625,500	1,167,368
Bank of Jiangsu Co., Ltd., A Shares	571,800	598,152
Bank of Nanjing Co., Ltd., A Shares	1,329,800	1,946,768
Bank of Ningbo Co., Ltd., A Shares	643,560	2,917,282
Bank of Qingdao Co., Ltd., A Shares	1,099,290	574,200
Bank of Shanghai Co., Ltd., A Shares	1,502,870	1,266,615
Bank of Zhengzhou Co., Ltd., A Shares *	749,970	262,570
Baoshan Iron & Steel Co., Ltd., A Shares	1,840,432	1,465,372
BBMG Corp., A Shares	2,114,600	797,055
BeiGene Ltd. *	883,756	13,054,521
Beijing Capital Eco-Environment Protection Group Co., Ltd., A Shares	733,500	299,259
Beijing Capital International Airport Co., Ltd., H Shares *	2,707,661	1,744,864
Beijing Dabeinong Technology Group Co., Ltd., A Shares *	476,200	626,548
Beijing Easpring Material Technology Co., Ltd., A Shares	49,000	423,900
Beijing Enlight Media Co., Ltd., A Shares	270,800	316,540
Beijing Enterprises Holdings Ltd.	760,034	2,405,078
Beijing Enterprises Water Group Ltd.	5,735,116	1,520,939
Beijing Jetsen Technology Co., Ltd., A Shares *	298,000	199,409
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,390,063	523,606
Beijing Kingsoft Office Software, Inc., A Shares	48,072	1,735,833
Beijing New Building Materials plc, A Shares	164,100	607,885
Beijing Originwater Technology Co., Ltd., A Shares	852,977	614,125
Beijing Roborock Technology Co., Ltd., A Shares	8,471	309,611
Beijing Shiji Information Technology Co., Ltd., A Shares	194,600	407,686
Beijing Shougang Co., Ltd., A Shares	824,300	468,964
Beijing Shunxin Agriculture Co., Ltd., A Shares	70,600	290,332
Beijing Sinnet Technology Co., Ltd., A Shares	230,100	282,283
Beijing Tiantan Biological Products Corp., Ltd., A Shares	164,760	515,664
Beijing Tongrentang Co., Ltd., A Shares	188,000	1,304,459
Beijing United Information Technology Co., Ltd., A Shares	49,590	721,985
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., A Shares	50,379	1,157,923
Beijing Yanjing Brewery Co., Ltd., A Shares	242,900	351,137
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd., A Shares	21,700	317,035
Beijing Zhong Ke San Huan High-Tech Co., Ltd., A Shares	117,530	222,166
Beijing-Shanghai High Speed Railway Co., Ltd., A Shares	2,858,100	1,989,177

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bethel Automotive Safety Systems Co., Ltd., A Shares	46,700	559,262
Bilibili, Inc., Z Shares *	369,771	6,006,913
Bloomage Biotechnology Corp., Ltd., A Shares	34,275	524,512
Blue Moon Group Holdings Ltd. (a)	1,295,559	899,613
Bluefocus Intelligent Communications Group Co., Ltd., A Shares	245,100	186,155
BOE Technology Group Co., Ltd., A Shares	3,625,700	1,832,415
BOE Technology Group Co., Ltd., B Shares	1,923,650	897,071
Bosideng International Holdings Ltd.	3,836,841	1,887,575
Bright Dairy & Food Co., Ltd., A Shares	129,100	185,898
BTG Hotels Group Co., Ltd., A Shares	102,500	351,625
BYD Co., Ltd., A Shares	178,300	6,532,377
BYD Co., Ltd., H Shares	1,197,681	29,383,885
BYD Electronic International Co., Ltd.	1,125,604	3,662,846
By-health Co., Ltd., A Shares	297,200	834,932
C&S Paper Co., Ltd., A Shares	308,300	485,286
Caida Securities Co., Ltd., A Shares	514,200	636,621
Caitong Securities Co., Ltd., A Shares	400,760	428,281
CanSino Biologics, Inc., H Shares (a)	177,665	2,263,633
CECEP Solar Energy Co., Ltd., A Shares	363,000	383,316
CECEP Wind-Power Corp., A Shares	631,020	360,784
Central China Securities Co., Ltd., A Shares	715,300	387,765
CGN Power Co., Ltd., H Shares	17,571,126	4,254,619
Changchun High & New Technology Industry Group, Inc., A Shares	44,600	1,064,701
Changjiang Securities Co., Ltd., A Shares	537,200	426,208
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., A Shares	26,400	491,919
Chaozhou Three-Circle Group Co., Ltd., A Shares	233,008	992,748
Chengdu XGimi Technology Co., Ltd., A Shares	10,651	267,344
Chengdu Xingrong Environment Co., Ltd., A Shares	283,400	203,242
Chengxin Lithium Group Co., Ltd., A Shares	81,300	486,408
China Baoan Group Co., Ltd., A Shares	261,200	483,052
China Cinda Asset Management Co., Ltd., H Shares	12,231,436	1,598,368
China CITIC Bank Corp., Ltd., A Shares	472,900	335,804
China CITIC Bank Corp., Ltd., H Shares	14,054,862	6,230,200
China Coal Energy Co., Ltd., H Shares	3,841,263	3,523,598
China Communications Services Corp., Ltd., H Shares	3,379,122	1,160,214
China Conch Environment Protection Holdings Ltd. *	1,909,490	821,970
China Conch Venture Holdings Ltd.	2,104,407	4,782,804
China Construction Bank Corp., A Shares	1,854,400	1,463,404
China Construction Bank Corp., H Shares	132,452,407	79,924,520
China CSSC Holdings Ltd., A Shares	443,700	1,571,590
China East Education Holdings Ltd.	662,140	381,735
China Eastern Airlines Corp., Ltd., A Shares *	976,400	737,447
China Eastern Airlines Corp., Ltd., H Shares *	2,410,160	895,454
China Energy Engineering Corp., Ltd.	6,563,600	2,270,164
China Energy Engineering Corp., Ltd., A Shares	1,251,788	152,354
China Everbright Bank Co., Ltd., A Shares	4,233,400	1,786,938
SECURITY	NUMBER OF SHARES	VALUE ($)
China Everbright Bank Co., Ltd., H Shares	4,135,168	1,229,081
China Everbright Environment Group Ltd.	5,131,371	2,346,934
China Everbright Ltd.	1,220,858	847,742
China Evergrande Group *(b)	5,098,336	538,867
China Feihe Ltd.	5,686,386	4,611,469
China Galaxy Securities Co., Ltd., H Shares	5,950,640	2,942,729
China Gas Holdings Ltd.	4,190,436	5,320,251
China Great Wall Securities Co., Ltd., A Shares	222,500	273,902
China Greatwall Technology Group Co., Ltd., A Shares	355,200	599,225
China Hongqiao Group Ltd.	3,131,706	2,900,805
China International Capital Corp., Ltd., A Shares	88,600	480,176
China International Capital Corp., Ltd., H Shares	2,144,110	3,994,025
China International Marine Containers Group Co., Ltd., H Shares	1,267,845	981,075
China Jinmao Holdings Group Ltd.	9,377,661	2,198,593
China Jushi Co., Ltd., A Shares	395,577	801,926
China Lesso Group Holdings Ltd.	1,361,341	1,655,131
China Life Insurance Co., Ltd., H Shares	10,757,263	16,345,031
China Literature Ltd. *	587,337	2,095,617
China Longyuan Power Group Corp., Ltd., H Shares	4,736,696	5,777,125
China Medical System Holdings Ltd.	1,726,638	2,504,073
China Meheco Co., Ltd., A Shares	222,840	529,137
China Meidong Auto Holdings Ltd.	661,796	1,251,439
China Mengniu Dairy Co., Ltd. *	4,411,363	19,667,598
China Merchants Bank Co., Ltd., A Shares	2,148,800	10,605,141
China Merchants Bank Co., Ltd., H Shares	5,376,787	27,002,761
China Merchants Energy Shipping Co., Ltd., A Shares	910,600	844,582
China Merchants Expressway Network & Technology Holdings Co. Ltd, A Shares	267,600	296,932
China Merchants Port Holdings Co., Ltd.	2,158,493	3,135,906
China Merchants Securities Co., Ltd., A Shares	729,580	1,390,451
China Merchants Securities Co., Ltd., H Shares	718,172	704,785
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	751,200	1,622,542
China Minmetals Rare Earth Co., Ltd., A Shares *	91,000	420,985
China Minsheng Banking Corp., Ltd., A Shares	3,941,200	1,958,485
China Minsheng Banking Corp., Ltd., H Shares	8,546,053	2,945,216
China National Accord Medicines Corp., Ltd., B Shares	139,945	330,611
China National Building Material Co., Ltd., H Shares	6,562,863	5,767,887
China National Chemical Engineering Co., Ltd., A Shares	593,100	705,000
China National Nuclear Power Co., Ltd., A Shares	1,630,000	1,435,890
China National Software & Service Co., Ltd., A Shares	100,200	915,211
China Northern Rare Earth Group High-Tech Co., Ltd., A Shares	364,600	1,347,006
China Oilfield Services Ltd., A Shares	263,029	657,986

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China Oilfield Services Ltd., H Shares	2,402,070	3,012,781
China Overseas Land & Investment Ltd.	5,467,149	14,778,918
China Pacific Insurance Group Co., Ltd., A Shares	594,400	2,042,436
China Pacific Insurance Group Co., Ltd., H Shares	3,832,931	8,652,392
China Petroleum & Chemical Corp., A Shares	5,443,600	3,481,236
China Petroleum & Chemical Corp., H Shares	34,162,769	16,062,695
China Power International Development Ltd.	7,887,524	3,031,525
China Railway Group Ltd., A Shares	2,089,900	1,734,810
China Railway Group Ltd., H Shares	5,509,287	3,098,555
China Railway Signal & Communication Corp., Ltd., A Shares	902,734	598,972
China Railway Signal & Communication Corp., Ltd., H Shares	2,330,771	746,516
China Reinsurance Group Corp., H Shares	9,732,509	617,205
China Resources Beer Holdings Co., Ltd.	2,258,451	15,494,209
China Resources Boya Bio-pharmaceutical Group Co., Ltd., A Shares	40,600	189,257
China Resources Cement Holdings Ltd.	3,159,187	1,703,949
China Resources Double Crane Pharmaceutical Co., Ltd., A Shares	108,140	308,838
China Resources Gas Group Ltd.	1,280,931	4,512,921
China Resources Land Ltd.	3,933,581	18,142,197
China Resources Microelectronics Ltd., A Shares	93,908	703,957
China Resources Mixc Lifestyle Services Ltd.	826,885	3,914,343
China Resources Pharmaceutical Group Ltd.	2,251,637	1,846,195
China Resources Power Holdings Co., Ltd.	2,707,129	4,987,319
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., A Shares	90,500	756,599
China Ruyi Holdings Ltd. *(a)	3,629,819	795,207
China Shenhua Energy Co., Ltd., A Shares	644,670	2,780,339
China Shenhua Energy Co., Ltd., H Shares	4,904,118	15,078,961
China South Publishing & Media Group Co., Ltd., A Shares	175,200	249,807
China Southern Airlines Co., Ltd., A Shares *	1,698,100	1,785,947
China Southern Airlines Co., Ltd., H Shares *	1,304,597	772,178
China Southern Power Grid Energy Efficiency&Clean Energy Co., Ltd., A Shares	360,100	309,083
China State Construction Engineering Corp., Ltd., A Shares	4,250,400	3,528,224
China State Construction International Holdings Ltd.	2,509,554	3,006,128
China Suntien Green Energy Corp., Ltd., H Shares (a)	2,593,467	1,073,205
China Taiping Insurance Holdings Co., Ltd.	2,046,344	2,076,362
China Three Gorges Renewables Group Co., Ltd., A Shares	2,530,800	2,072,215
China Tourism Group Duty Free Corp., Ltd., A Shares	200,000	5,575,735
China Tower Corp., Ltd., H Shares	66,150,500	7,118,880
SECURITY	NUMBER OF SHARES	VALUE ($)
China Traditional Chinese Medicine Holdings Co., Ltd.	3,862,770	1,925,075
China United Network Communications Ltd., A Shares	2,820,800	1,756,143
China Vanke Co., Ltd., A Shares	996,700	2,624,172
China Vanke Co., Ltd., H Shares	2,707,129	5,569,982
China Yangtze Power Co., Ltd., A Shares	2,350,700	7,041,929
China Zhenhua Group Science & Technology Co., Ltd., A Shares	51,400	828,373
China Zheshang Bank Co., Ltd., A Shares *	849,100	353,614
Chinalin Securities Co., Ltd., A Shares	87,900	175,836
Chinese Universe Publishing and Media Group Co., Ltd., A Shares	118,500	161,099
Chongqing Brewery Co., Ltd., A Shares	45,800	711,225
Chongqing Changan Automobile Co., Ltd., A Shares	832,264	1,580,274
Chongqing Changan Automobile Co., Ltd., B Shares	2,075,698	989,251
Chongqing Fuling Zhacai Group Co., Ltd., A Shares	85,200	303,944
Chongqing Rural Commercial Bank Co., Ltd., H Shares	4,172,430	1,395,176
Chongqing Zhifei Biological Products Co., Ltd., A Shares	164,500	2,100,736
CIFI Holdings Group Co., Ltd. *(a)	5,649,504	854,066
CITIC Ltd.	7,072,630	7,239,807
Citic Pacific Special Steel Group Co., Ltd., A Shares	577,710	1,459,863
CITIC Securities Co., Ltd., A Shares	1,229,280	3,439,565
CITIC Securities Co., Ltd., H Shares	3,176,439	6,332,124
CMOC Group Ltd., A Shares	1,011,800	665,625
CMOC Group Ltd., H Shares	5,448,799	2,520,039
CNGR Advanced Material Co., Ltd., A Shares	16,300	174,263
CNOOC Energy Technology & Services Ltd., A Shares	752,500	332,506
CNPC Capital Co., Ltd., A Shares	1,050,300	1,030,498
Contemporary Amperex Technology Co., Ltd., A Shares	244,600	13,294,323
COSCO Shipping Development Co., Ltd., A Shares	1,454,400	537,940
COSCO Shipping Development Co., Ltd., H Shares	4,153,365	564,034
COSCO Shipping Energy Transportation Co., Ltd., H Shares *	2,990,550	2,655,116
COSCO Shipping Holdings Co., Ltd., A Shares	1,369,321	2,441,505
COSCO SHIPPING Holdings Co., Ltd., H Shares	4,505,932	4,866,441
COSCO Shipping Ports Ltd.	2,788,214	2,103,975
Country Garden Holdings Co., Ltd. *(a)	13,916,078	5,366,395
Country Garden Services Holdings Co., Ltd.	2,649,162	6,489,268
CRRC Corp., Ltd., A Shares	2,604,300	1,970,629
CRRC Corp., Ltd., H Shares	5,273,439	2,161,938
CSC Financial Co., Ltd., A Shares	507,900	1,761,702
CSC Financial Co., Ltd., H Shares	1,227,851	1,082,264
CSG Holding Co., Ltd., A Shares	466,346	477,304
CSG Holding Co., Ltd., B Shares	832,985	330,825
CSPC Pharmaceutical Group Ltd.	12,132,325	15,527,760
Daan Gene Co., Ltd., A Shares	140,160	354,775
Dada Nexus Ltd., ADR *	94,152	586,567
Dali Foods Group Co., Ltd.	2,939,677	1,389,713
Daqin Railway Co., Ltd., A Shares	1,535,500	1,484,873
Daqo New Energy Corp., ADR *	80,167	4,562,304
Datang International Power Generation Co., Ltd., H Shares *	5,574,635	921,309

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
DHC Software Co., Ltd., A Shares	366,300	307,683
Dian Diagnostics Group Co., Ltd., A Shares	69,500	268,245
Do-Fluoride New Materials Co., Ltd., A Shares	70,200	377,582
Dong-E-E-Jiao Co., Ltd., A Shares	58,500	319,937
Dongfang Electric Corp., Ltd., A Shares	268,900	917,142
Dongfang Electric Corp., Ltd., H Shares	464,804	831,294
Dongfeng Motor Group Co., Ltd., H Shares	4,160,380	2,329,237
Dongxing Securities Co., Ltd., A Shares	284,900	331,815
East Group Co., Ltd., A Shares	188,800	200,699
East Money Information Co., Ltd., A Shares	1,403,719	3,666,072
Eastern Air Logistics Co., Ltd., A Shares	256,000	579,325
Eastroc Beverage Group Co., Ltd., A Shares	16,000	386,247
Ecovacs Robotics Co., Ltd., A Shares	51,700	525,791
ENN Ecological Holdings Co., Ltd., A Shares	254,275	667,676
ENN Energy Holdings Ltd.	1,085,471	15,227,605
Eternal Asia Supply Chain Management Ltd., A Shares	239,100	191,049
Eve Energy Co., Ltd., A Shares	201,136	2,355,349
Everbright Securities Co., Ltd., A Shares	480,400	1,096,635
Evergrande Property Services Group Ltd. *(a)(b)	5,635,472	830,285
Fangda Carbon New Material Co., Ltd., A Shares *	362,080	329,185
Far East Horizon Ltd.	2,032,347	1,544,016
FAW Jiefang Group Co., Ltd., A Shares	236,400	269,988
Fiberhome Telecommunication Technologies Co., Ltd., A Shares	98,800	190,946
FIH Mobile Ltd. *	5,237,748	563,668
Financial Street Holdings Co., Ltd., A Shares	274,900	238,671
First Capital Securities Co., Ltd., A Shares	440,700	373,287
Flat Glass Group Co., Ltd., A Shares	71,500	355,201
Flat Glass Group Co., Ltd., H Shares	631,592	1,630,463
Focus Media Information Technology Co., Ltd., A Shares	1,509,700	1,276,634
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	413,654	4,108,773
Fosun International Ltd.	3,071,266	2,337,239
Founder Securities Co., Ltd., A Shares	787,900	754,136
Foxconn Industrial Internet Co., Ltd., A Shares	1,231,600	1,590,889
Fujian Funeng Co., Ltd., A Shares	110,300	176,423
Fujian Sunner Development Co., Ltd., A Shares	120,900	427,717
Full Truck Alliance Co., Ltd., ADR *	913,485	7,792,027
Fuyao Glass Industry Group Co., Ltd., A Shares	176,300	924,116
Fuyao Glass Industry Group Co., Ltd., H Shares	892,190	3,897,723
Ganfeng Lithium Co., Ltd., A Shares	194,120	2,219,751
Ganfeng Lithium Co., Ltd., H Shares	309,172	2,685,525
G-bits Network Technology Xiamen Co., Ltd., A Shares	6,200	284,812
GCL System Integration Technology Co., Ltd., A Shares *	574,900	262,146
GD Power Development Co., Ltd., A Shares *	1,852,000	1,184,372
GDS Holdings Ltd., A shares *	1,330,298	2,307,634
Geely Automobile Holdings Ltd.	7,720,684	11,256,343
GEM Co., Ltd., A Shares	447,400	514,757
Gemdale Corp., A Shares	448,800	741,289
SECURITY	NUMBER OF SHARES	VALUE ($)
Genscript Biotech Corp. *	1,416,505	3,585,951
GF Securities Co., Ltd., A Shares	760,300	1,718,404
GF Securities Co., Ltd., H Shares	1,504,695	2,182,198
Gigadevice Semiconductor Beijing, Inc., A Shares	64,484	917,526
Ginlong Technologies Co., Ltd., A Shares *	37,350	1,042,534
Glarun Technology Co., Ltd., A Shares	112,900	279,877
GoerTek, Inc., A Shares	354,500	907,826
Goke Microelectronics Co., Ltd., A Shares	17,300	207,594
GOME Retail Holdings Ltd. *(a)	17,137,076	432,516
GoodWe Technologies Co. Ltd., A Shares	9,632	467,530
Gotion High-tech Co., Ltd., A Shares	198,600	897,177
Grandjoy Holdings Group Co., Ltd., A Shares *	485,800	282,556
Great Wall Motor Co., Ltd., A Shares	263,500	1,189,620
Great Wall Motor Co., Ltd., H Shares	4,348,016	6,283,469
Greentown China Holdings Ltd.	1,248,725	2,121,337
GRG Banking Equipment Co., Ltd., A Shares	247,500	350,799
Guangdong Electric Power Development Co., Ltd., B Shares *	1,471,014	401,417
Guangdong Haid Group Co., Ltd., A Shares	172,400	1,376,805
Guangdong HEC Technology Holding Co., Ltd., A Shares	282,500	370,895
Guangdong Investment Ltd.	4,030,240	3,696,947
Guangdong Kinlong Hardware Products Co., Ltd., A Shares	21,800	319,850
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., A Shares	74,500	178,269
Guanghui Energy Co., Ltd., A Shares	639,600	966,143
Guangshen Railway Co., Ltd., H Shares *	2,696,817	421,513
Guangxi Guiguan Electric Power Co., Ltd., A Shares	360,300	314,850
Guangxi Liugong Machinery Co., Ltd., A Shares	136,600	119,947
Guangzhou Automobile Group Co., Ltd., A Shares	399,660	695,105
Guangzhou Automobile Group Co., Ltd., H Shares	4,195,157	2,988,287
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., A Shares	168,000	695,143
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	261,728	699,126
Guangzhou Haige Communications Group, Inc. Co., A Shares	448,000	547,703
Guangzhou Kingmed Diagnostics Group Co., Ltd., A Shares	45,900	441,923
Guangzhou Shiyuan Electronic Technology Co., Ltd., A Shares	24,300	210,392
Guangzhou Tinci Materials Technology Co., Ltd., A Shares	187,780	1,191,858
Guangzhou Yuexiu Financial Holdings Group Co., Ltd., A Shares	280,118	253,087
Guangzhou Zhujiang Brewery Co., Ltd., A Shares	214,300	225,386
Guizhou Panjiang Refined Coal Co., Ltd., A Shares	160,400	164,169
Guolian Securities Co., Ltd., A Shares	171,900	266,942
Guosen Securities Co., Ltd., A Shares	498,900	643,033
Guosheng Financial Holding, Inc., A Shares *	194,100	221,404
Guotai Junan Securities Co., Ltd., A Shares	640,000	1,263,999

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Guotai Junan Securities Co., Ltd., H Shares	1,263,795	1,471,769
Guoyuan Securities Co., Ltd., A Shares	424,300	416,300
H World Group Ltd., ADR	311,763	11,934,288
Haidilao International Holding Ltd. *(a)	1,519,679	3,722,537
Haier Smart Home Co., Ltd., A Shares	626,200	2,168,501
Haier Smart Home Co., Ltd., H Shares	3,313,947	10,868,880
Haitian International Holdings Ltd.	854,841	2,201,307
Haitong Securities Co., Ltd., A Shares	1,007,200	1,271,166
Haitong Securities Co., Ltd., H Shares	4,719,238	2,902,100
Hang Zhou Great Star Industrial Co., Ltd., A Shares *	106,000	320,534
Hangzhou Binjiang Real Estate Group Co., Ltd., A Shares	279,900	442,558
Hangzhou Chang Chuan Technology Co., Ltd., A Shares	59,500	484,329
Hangzhou First Applied Material Co., Ltd., A Shares	68,516	581,224
Hangzhou Lion Electronics Co., Ltd., A Shares	73,656	482,163
Hangzhou Oxygen Plant Group Co., Ltd., A Shares	68,200	396,864
Hangzhou Robam Appliances Co., Ltd., A Shares	97,000	355,762
Hangzhou Silan Microelectronics Co., Ltd., A Shares	127,300	657,746
Hangzhou Tigermed Consulting Co., Ltd., A Shares	64,700	809,258
Hangzhou Tigermed Consulting Co., Ltd., H Shares	188,504	1,779,866
Han's Laser Technology Industry Group Co., Ltd., A Shares	68,000	254,872
Hansoh Pharmaceutical Group Co., Ltd.	1,370,124	2,590,869
Haohua Chemical Science & Technology Co., Ltd., A Shares	79,400	464,616
Harbin Boshi Automation Co., Ltd., A Shares	97,500	203,849
Hefei Meiya Optoelectronic Technology, Inc., A Shares	84,110	289,725
Heilongjiang Agriculture Co., Ltd., A Shares	183,100	377,390
Henan Shuanghui Investment & Development Co., Ltd., A Shares	317,300	1,131,495
Hengan International Group Co., Ltd.	997,601	4,594,678
Hengdian Group DMEGC Magnetics Co., Ltd., A Shares	151,500	417,913
Hengli Petrochemical Co., Ltd., A Shares	287,100	680,913
Hengtong Optic-electric Co. Ltd, A Shares	235,300	544,772
Hengyi Petrochemical Co., Ltd.., A Shares	302,900	306,597
Hesteel Co., Ltd., A Shares	1,467,800	505,598
Hithink RoyalFlush Information Network Co., Ltd., A Shares	48,200	684,260
Hongfa Technology Co., Ltd., A Shares	107,940	528,915
Hopson Development Holdings Ltd. *(a)	1,168,688	1,329,569
Hoshine Silicon Industry Co., Ltd., A Shares	49,500	624,729
Hua Hong Semiconductor Ltd. *	603,483	2,079,776
Huadian Power International Corp., Ltd., A Shares	1,764,952	1,470,056
Huadian Power International Corp., Ltd., H Shares	1,036,162	399,571
Huadong Medicine Co., Ltd., A Shares	161,700	940,951
Huafon Chemical Co., Ltd., A Shares	398,800	408,171
Huagong Tech Co., Ltd., A Shares	84,800	207,943
SECURITY	NUMBER OF SHARES	VALUE ($)
Huaibei Mining Holdings Co., Ltd., A Shares	208,500	422,972
Hualan Biological Engineering, Inc., A Shares	171,980	496,744
Huali Industrial Group Co., Ltd., A Shares	29,400	202,750
Huaneng Lancang River Hydropower, Inc., A Shares	1,153,700	1,099,375
Huaneng Power International, Inc., A Shares *	643,400	703,934
Huaneng Power International, Inc., H Shares *	6,263,573	2,888,843
Huatai Securities Co., Ltd., A Shares	645,200	1,190,471
Huatai Securities Co., Ltd., H Shares	2,438,216	2,814,468
Huaxi Securities Co., Ltd., A Shares	165,400	199,174
Huaxia Bank Co., Ltd., A Shares	1,593,800	1,179,001
Huaxin Cement Co., Ltd., A Shares	128,926	282,476
Huaxin Cement Co., Ltd., H Shares	765,024	807,610
Huayu Automotive Systems Co., Ltd., A Shares	295,100	769,042
Hubei Biocause Pharmaceutical Co., Ltd., A Shares	395,700	181,551
Hubei Energy Group Co., Ltd., A Shares	606,600	380,220
Hubei Xingfa Chemicals Group Co., Ltd., A Shares	108,000	466,851
Huizhou Desay Sv Automotive Co., Ltd., A Shares	46,700	725,135
Humanwell Healthcare Group Co., Ltd., A Shares	151,600	480,468
Hunan Gold Corp., Ltd., A Shares	110,600	222,651
Hunan Valin Steel Co., Ltd., A Shares	589,100	399,190
Hundsun Technologies, Inc., A Shares	185,694	1,047,544
Hygeia Healthcare Holdings Co., Ltd. *	498,067	3,117,106
Iflytek Co., Ltd., A Shares	330,700	1,505,612
Imeik Technology Development Co., Ltd., A Shares	19,100	1,293,188
Industrial & Commercial Bank of China Ltd., A Shares	7,977,100	4,842,421
Industrial & Commercial Bank of China Ltd., H Shares	112,632,238	56,420,735
Industrial Bank Co., Ltd., A Shares	2,066,400	5,163,411
Industrial Securities Co., Ltd., A Shares *	1,148,860	986,097
Ingenic Semiconductor Co., Ltd., A Shares	31,600	352,110
Inner Mongolia BaoTou Steel Union Co., Ltd., A Shares	4,004,800	1,125,079
Inner Mongolia Dian Tou Energy Corp., Ltd., A Shares	115,200	218,738
Inner Mongolia ERDOS Resources Co., Ltd., A Shares	61,500	140,389
Inner Mongolia ERDOS Resources Co., Ltd., B Shares	850,200	1,483,599
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., A Shares	822,900	487,916
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	624,600	2,543,881
Inner Mongolia Yuan Xing Energy Co., Ltd., A Shares	542,100	621,419
Innovent Biologics, Inc. *	1,900,230	7,461,668
Inspur Electronic Information Industry Co., Ltd., A Shares	82,228	257,704
Intco Medical Technology Co., Ltd., A Shares	53,850	187,012
iQIYI, Inc., ADR *	458,732	1,362,434
iRay Technology Co., Ltd., A Shares	9,473	604,898
JA Solar Technology Co., Ltd., A Shares	247,640	2,034,665

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jafron Biomedical Co., Ltd., A Shares	68,050	304,246
Jason Furniture Hangzhou Co., Ltd., A Shares	75,010	381,216
JCET Group Co., Ltd., A Shares	159,900	564,336
JD Health International, Inc. *	1,057,484	9,226,143
JD Logistics, Inc. *	2,381,575	4,259,405
JD.com, Inc., A Shares	3,390,565	95,042,678
Jiangsu Cnano Technology Co., Ltd., A Shares	32,250	444,581
Jiangsu Eastern Shenghong Co., Ltd., A Shares	403,900	757,218
Jiangsu Expressway Co., Ltd., A Shares	504,500	571,907
Jiangsu Expressway Co., Ltd., H Shares	1,385,438	1,249,566
Jiangsu Hengli Hydraulic Co., Ltd., A Shares	110,784	1,028,618
Jiangsu Hengrui Medicine Co., Ltd., A Shares	651,044	3,660,747
Jiangsu King's Luck Brewery JSC Ltd., A Shares	148,800	881,849
Jiangsu Linyang Energy Co., Ltd., A Shares	188,800	246,010
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., A Shares	147,300	2,939,949
Jiangsu Yangnong Chemical Co., Ltd., A Shares	34,000	508,016
Jiangsu Yoke Technology Co., Ltd., A Shares	41,800	316,293
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., A Shares	93,500	485,217
Jiangsu Zhongtian Technology Co., Ltd., A Shares	311,600	734,180
Jiangxi Copper Co., Ltd., A Shares	403,000	988,790
Jiangxi Copper Co., Ltd., H Shares	1,475,464	2,136,025
Jiangxi Special Electric Motor Co., Ltd., A Shares *	161,500	463,510
Jiangxi Zhengbang Technology Co., Ltd., A Shares *	389,300	224,780
Jilin Aodong Pharmaceutical Group Co., Ltd., A Shares	105,100	234,131
Jinke Properties Group Co., Ltd., A Shares *	539,204	182,689
Jinke Smart Services Group Co., Ltd., H Shares	461,477	921,121
Jinxin Fertility Group Ltd. (a)	1,992,503	1,544,378
JiuGui Liquor Co., Ltd., A Shares	31,000	518,946
Jiumaojiu International Holdings Ltd.	868,453	2,180,729
Jizhong Energy Resources Co., Ltd., A Shares	413,500	405,704
Joincare Pharmaceutical Group Industry Co., Ltd., A Shares	224,300	385,679
Joinn Laboratories China Co., Ltd., A Shares	39,480	323,986
Joinn Laboratories China Co., Ltd., H Shares	111,512	516,451
Jointown Pharmaceutical Group Co., Ltd., A Shares	166,000	316,132
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd., A Shares	78,800	411,045
JOYY, Inc., ADR	65,342	1,990,317
Juneyao Airlines Co., Ltd., A Shares *	83,000	184,313
Kaishan Group Co., Ltd., A Shares *	90,100	204,404
Kanzhun Ltd., ADR *	193,570	3,642,987
KE Holdings, Inc., ADR *	912,693	15,442,766
Keda Industrial Group Co., Ltd.	180,000	406,322
Kingboard Holdings Ltd.	1,038,000	3,404,369
Kingboard Laminates Holdings Ltd.	1,464,839	1,535,121
SECURITY	NUMBER OF SHARES	VALUE ($)
Kingdee International Software Group Co., Ltd. *	3,685,848	6,082,086
Kingfa Sci & Tech Co., Ltd., A Shares	242,400	344,255
Kingsoft Cloud Holdings Ltd., ADR *	139,918	422,552
Kingsoft Corp., Ltd.	1,247,104	3,914,425
Kuaishou Technology *	2,773,875	20,096,423
Kuang-Chi Technologies Co., Ltd., A Shares *	225,300	557,879
Kunlun Energy Co., Ltd.	5,276,166	4,055,729
Kunlun Tech Co., Ltd., A Shares	233,700	465,846
Kweichow Moutai Co., Ltd., A Shares	125,600	28,352,225
KWG Group Holdings Ltd. *	1,705,596	388,952
Lakala Payment Co., Ltd., A Shares *	85,300	175,813
Lao Feng Xiang Co., Ltd., A Shares	217,358	1,264,218
Laobaixing Pharmacy Chain JSC, A Shares	48,230	282,426
LB Group Co., Ltd., A Shares	215,000	542,694
Lee & Man Paper Manufacturing Ltd.	2,315,247	892,818
Legend Holdings Corp., H Shares	804,219	820,138
Lens Technology Co., Ltd., A Shares	476,700	715,365
Leo Group Co., Ltd, A shares *	1,057,600	274,719
Lepu Medical Technology Beijing Co., Ltd., A Shares	165,400	528,875
Levima Advanced Materials Corp., A Shares	70,900	301,775
Leyard Optoelectronic Co., Ltd., A Shares	216,500	179,104
Li Auto, Inc., ADR *	750,584	16,512,848
Li Ning Co., Ltd.	3,243,279	25,450,111
LianChuang Electronic Technology Co., Ltd., A Shares	97,600	176,915
Lianhe Chemical Technology Co., Ltd., A Shares	84,000	206,100
Liaoning Port Co., Ltd., A Shares	1,571,500	363,837
Lingyi iTech Guangdong Co., A Shares *	796,700	553,362
Livzon Pharmaceutical Group, Inc., A Shares	109,500	584,635
Livzon Pharmaceutical Group, Inc., H Shares	147,879	515,317
Longfor Group Holdings Ltd.	2,626,014	7,922,956
LONGi Green Energy Technology Co., Ltd., A Shares	762,548	4,928,242
Longshine Technology Group Co., Ltd., A Shares	105,200	386,134
Lufax Holding Ltd., ADR	983,666	1,829,619
Luoyang Xinqianglian Slewing Bearing Co., Ltd., A Shares	28,560	263,282
Luxi Chemical Group Co., Ltd., A Shares	167,000	312,379
Luxshare Precision Industry Co., Ltd., A Shares	735,617	3,209,961
Luye Pharma Group Ltd. *	2,443,994	951,860
Luzhou Laojiao Co., Ltd., A Shares	153,000	4,017,693
Maanshan Iron & Steel Co., Ltd., A Shares	1,325,500	540,787
Mango Excellent Media Co., Ltd., A Shares	166,770	592,820
Maxscend Microelectronics Co., Ltd., A Shares	45,248	735,295
Meinian Onehealth Healthcare Holdings Co., Ltd., A Shares *	475,100	357,488
Meituan, B Shares *	5,883,348	123,312,502
Metallurgical Corp. of China Ltd., A Shares	1,561,600	734,113
Metallurgical Corp. of China Ltd., H Shares	3,985,566	893,567
Microport Scientific Corp. *	700,046	1,639,465
Ming Yang Smart Energy Group Ltd., A Shares	273,800	1,034,739

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ming Yuan Cloud Group Holdings Ltd. (a)	830,391	639,376
MINISO Group Holding Ltd., ADR	136,060	1,606,869
Minth Group Ltd.	1,004,133	2,695,098
Montage Technology Co., Ltd., A Shares	108,000	1,025,943
Muyuan Foods Co., Ltd., A Shares	521,286	3,537,523
Nanjing Hanrui Cobalt Co., Ltd., A Shares	32,500	199,490
Nanjing Iron & Steel Co., Ltd., A Shares	566,600	267,160
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., A Shares	93,080	230,612
Nanjing Securities Co., Ltd., A Shares	416,400	501,428
NARI Technology Co., Ltd., A Shares	645,064	2,419,599
National Silicon Industry Group Co., Ltd., A Shares *	226,852	616,805
NAURA Technology Group Co., Ltd., A Shares	51,400	1,617,345
NavInfo Co., Ltd., A Shares	431,300	717,255
NetEase, Inc.	2,624,215	36,746,743
New China Life Insurance Co., Ltd., A Shares	174,000	704,494
New China Life Insurance Co., Ltd., H Shares	1,423,263	3,322,254
New Hope Liuhe Co., Ltd., A Shares *	439,100	844,286
New Oriental Education & Technology Group, Inc. *	1,937,050	5,558,891
Newland Digital Technology Co., Ltd., A Shares	108,600	204,826
Nine Dragons Paper Holdings Ltd.	2,368,594	1,878,367
Ninestar Corp., A Shares	136,400	1,040,395
Ningbo Deye Technology Co., Ltd., A Shares	20,580	1,054,632
Ningbo Joyson Electronic Corp., A Shares *	130,600	275,450
Ningbo Orient Wires & Cables Co., Ltd., A Shares	65,200	653,146
Ningbo Ronbay New Energy Technology Co., Ltd., A Shares	42,068	458,596
Ningbo Sanxing Medical Electric Co., Ltd., A Shares	109,200	203,337
Ningbo Shanshan Co., Ltd., A Shares	294,100	799,651
Ningbo Tuopu Group Co., Ltd., A Shares	101,600	968,015
Ningbo Zhoushan Port Co., Ltd., A Shares	939,400	490,683
Ningxia Baofeng Energy Group Co., Ltd., A Shares	265,500	495,502
NIO, Inc., ADR *	1,883,744	24,074,248
Nongfu Spring Co., Ltd., H Shares	2,514,681	14,529,769
North Industries Group Red Arrow Co., Ltd., A Shares	74,900	226,279
Northeast Securities Co., Ltd., A Shares	200,000	198,206
Offshore Oil Engineering Co., Ltd., A Shares	488,000	394,062
OFILM Group Co., Ltd., A Shares *	303,500	218,513
Oppein Home Group, Inc., A Shares	19,140	294,522
ORG Technology Co., Ltd., A Shares	271,800	192,620
Orient Securities Co., Ltd., A Shares	806,716	1,017,001
Orient Securities Co., Ltd., H Shares	916,335	437,887
Oriental Energy Co., Ltd., A Shares	156,600	188,799
Ovctek China, Inc., A Shares	81,180	361,001
Pangang Group Vanadium Titanium & Resources Co., Ltd., A Shares *	794,900	607,098
People.cn Co., Ltd., A Shares	111,800	170,141
Perfect World Co., Ltd., A Shares	194,450	373,058
PetroChina Co., Ltd., A Shares	2,482,400	1,836,336
PetroChina Co., Ltd., H Shares	31,131,277	14,118,855
Pharmaron Beijing Co., Ltd., A Shares	33,600	304,146
Pharmaron Beijing Co., Ltd., H Shares	301,284	1,713,793
SECURITY	NUMBER OF SHARES	VALUE ($)
PICC Property & Casualty Co., Ltd., H Shares	9,626,624	9,693,840
Pinduoduo, Inc., ADR *	531,827	43,631,087
Ping An Bank Co., Ltd., A Shares	1,938,300	3,565,451
Ping An Healthcare & Technology Co., Ltd. *	569,612	1,420,108
Ping An Insurance Group Co. of China Ltd., A Shares	1,004,100	6,371,706
Ping An Insurance Group Co. of China Ltd., H Shares	8,596,173	52,586,927
Pingdingshan Tianan Coal Mining Co., Ltd., A Shares	258,300	449,246
Poly Developments and Holdings Group Co., Ltd., A Shares	1,239,200	2,912,760
Poly Property Services Co., Ltd., H Shares	197,944	1,166,540
Pop Mart International Group Ltd. (a)	1,036,617	2,302,856
Porton Pharma Solutions Ltd., A Shares	87,200	514,074
Postal Savings Bank of China Co., Ltd., A Shares	3,543,300	2,230,960
Postal Savings Bank of China Co., Ltd., H Shares	12,148,557	7,283,998
Power Construction Corp. of China Ltd., A Shares	1,068,500	1,152,436
Pylon Technologies Co., Ltd., A Shares	13,921	644,604
Qingdao TGOOD Electric Co., Ltd., A Shares	113,900	255,664
Qinghai Salt Lake Industry Co., Ltd., A Shares *	634,400	2,264,963
Raytron Technology Co., Ltd., A Shares	45,400	259,573
Red Star Macalline Group Corp., Ltd., H Shares	1,269,588	396,873
Remegen Co., Ltd., H Shares *	209,933	1,329,984
RLX Technology, Inc., ADR *	1,066,963	2,454,015
Rongsheng Petrochemical Co., Ltd., A Shares	317,800	555,871
SAIC Motor Corp., Ltd., A Shares	960,600	2,058,559
Sailun Group Co., Ltd., A Shares	309,500	416,829
Sangfor Technologies, Inc., A Shares	14,100	223,397
Sany Heavy Industry Co., Ltd., A Shares	873,000	1,960,801
Satellite Chemical Co., Ltd., A Shares	321,962	661,328
SDIC Power Holdings Co., Ltd., A Shares	922,307	1,432,245
Sealand Securities Co., Ltd., A Shares	491,200	242,010
Seazen Group Ltd. *	2,894,271	1,297,796
Seazen Holdings Co., Ltd., A Shares *	247,100	794,649
SF Holding Co., Ltd., A Shares	494,900	3,702,903
SG Micro Corp., A Shares	34,537	862,992
Shaanxi Coal Industry Co., Ltd., A Shares	1,023,300	2,913,788
Shaanxi International Trust Co., Ltd., A Shares	399,200	184,847
Shandong Chenming Paper Holdings Ltd., H Shares *	2,191,108	698,976
Shandong Denghai Seeds Co., Ltd., A Shares	82,000	244,025
Shandong Gold Mining Co., Ltd., A Shares	472,804	1,364,971
Shandong Gold Mining Co., Ltd., H Shares	840,455	1,640,963
Shandong Himile Mechanical Science & Technology Co., Ltd., A Shares	93,500	352,825
Shandong Hi-speed Co., Ltd., A Shares	244,600	198,206
Shandong Hualu Hengsheng Chemical Co., Ltd., A Shares	223,560	1,051,278
Shandong Linglong Tyre Co., Ltd., A Shares	86,400	245,043

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shandong Nanshan Aluminum Co., Ltd., A Shares	1,170,400	578,298
Shandong Pharmaceutical Glass Co., Ltd., A Shares	90,300	369,942
Shandong Shida Shenghua Chemical Group Co., Ltd., A Shares	17,900	254,846
Shandong Sun Paper Industry JSC Ltd., A Shares	495,800	768,525
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	3,341,557	4,854,687
Shanghai Bairun Investment Holding Group Co., Ltd., A Shares	127,528	653,524
Shanghai Baosight Software Co., Ltd., A Shares	297,708	1,655,066
Shanghai Construction Group Co., Ltd., A Shares	890,600	350,781
Shanghai Electric Group Co., Ltd., A Shares *	1,149,100	687,817
Shanghai Electric Group Co., Ltd., H Shares *	3,200,293	750,309
Shanghai Electric Power Co., Ltd., A Shares *	237,200	346,580
Shanghai Environment Group Co., Ltd., A Shares	116,400	152,164
Shanghai Flyco Electrical Appliance Co., Ltd., A Shares	16,100	170,170
Shanghai Fosun Pharmaceutical Group Co., Ltd., A Shares	176,800	925,988
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	854,508	2,824,458
Shanghai Friendess Electronic Technology Corp., Ltd., A Shares	17,759	582,770
Shanghai Fudan Microelectronics Group Co., Ltd., A Shares	124,420	1,337,899
Shanghai Fudan Microelectronics Group Co., Ltd., H Shares	209,297	977,372
Shanghai Huayi Group Co., Ltd., B Shares	357,600	214,560
Shanghai Industrial Holdings Ltd.	630,385	741,392
Shanghai International Airport Co., Ltd., A Shares *	274,100	2,146,815
Shanghai International Port Group Co., Ltd., A Shares	983,800	756,924
Shanghai Jinjiang International Hotels Co. Ltd, A Shares	106,800	836,784
Shanghai Jinjiang International Hotels Co., Ltd., B Shares	204,265	391,576
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., A Shares	616,500	1,028,726
Shanghai Junshi Biosciences Co., Ltd., A Shares *	37,357	348,596
Shanghai Junshi Biosciences Co., Ltd., H Shares *(a)	219,548	970,393
Shanghai Lingang Holdings Corp., Ltd., A Shares	174,700	311,491
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	753,700	1,079,975
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	517,630	416,175
Shanghai M&G Stationery, Inc., A Shares	44,200	298,138
Shanghai Mechanical and Electrical Industry Co., Ltd., B shares	373,201	403,430
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	164,900	450,454
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	1,516,376	2,513,856
SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Pudong Development Bank Co., Ltd., A Shares	2,888,000	2,943,631
Shanghai Putailai New Energy Technology Co., Ltd., A Shares	129,380	1,013,699
Shanghai RAAS Blood Products Co., Ltd., A Shares	610,800	477,703
Shanghai Rural Commercial Bank Co., Ltd., A Shares	1,411,100	1,177,319
Shanghai Tunnel Engineering Co., Ltd., A Shares	279,100	216,706
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., A Shares	180,200	323,078
Shanghai Yuyuan Tourist Mart Group Co., Ltd., A Shares	433,400	445,420
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., A Shares	158,400	274,825
Shanghai Zhenhua Heavy Industries Co., Ltd., B Shares	1,705,820	433,278
Shanxi Lu'an Environmental Energy Development Co., Ltd., A Shares	361,000	971,867
Shanxi Meijin Energy Co., Ltd., A Shares	421,100	584,370
Shanxi Securities Co., Ltd., A Shares	365,500	287,919
Shanxi Taigang Stainless Steel Co., Ltd., A Shares	614,300	391,116
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., A Shares	127,200	4,597,915
Shanxi Xishan Coal & Electricity Power Co., Ltd., A Shares	437,600	812,984
Shenghe Resources Holding Co., Ltd., A Shares	167,100	343,704
Shengyi Technology Co., Ltd., A Shares	219,400	467,385
Shennan Circuits Co., Ltd., A Shares	17,000	181,266
Shenwan Hongyuan Group Co., Ltd., A Shares	2,260,500	1,317,964
Shenwan Hongyuan Group Co., Ltd., H Shares	2,113,391	392,597
Shenzhen Airport Co., Ltd., A Shares	213,000	220,411
Shenzhen Capchem Technology Co., Ltd., A Shares	80,640	452,519
Shenzhen Dynanonic Co., Ltd., A Shares	15,300	488,555
Shenzhen Energy Group Co., Ltd., A Shares	440,900	382,793
Shenzhen Everwin Precision Technology Co., Ltd., A Shares *	110,900	181,766
Shenzhen Expressway Corp., Ltd., H Shares	1,169,847	981,679
Shenzhen Gas Corp., Ltd., A Shares	267,700	263,409
Shenzhen Hepalink Pharmaceutical Group Co., Ltd., H Shares	435,406	298,433
Shenzhen Huaqiang Industry Co., Ltd., A Shares	121,700	199,811
Shenzhen Inovance Technology Co., Ltd., A Shares	254,200	2,521,348
Shenzhen International Holdings Ltd.	2,117,747	1,948,040
Shenzhen Investment Ltd.	3,430,331	558,135
Shenzhen Jinjia Group Co., Ltd., A Shares	135,400	147,757
Shenzhen Kaifa Technology Co., Ltd., A Shares	155,600	257,007
Shenzhen Kangtai Biological Products Co., Ltd., A Shares	105,180	510,788
Shenzhen Kedali Industry Co., Ltd., A Shares	23,100	314,107
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	124,100	5,686,818
Shenzhen MTC Co., Ltd., A Shares *	471,500	231,638

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhen Overseas Chinese Town Co., Ltd., A Shares	810,000	668,944
Shenzhen Salubris Pharmaceuticals Co., Ltd., A Shares	92,000	450,678
Shenzhen SC New Energy Technology Corp., A Shares	35,300	640,364
Shenzhen Senior Technology Material Co., Ltd., A Shares	172,200	555,966
Shenzhen Sunway Communication Co., Ltd., A Shares	88,700	211,371
Shenzhen Transsion Holdings Co., Ltd., A Shares	73,843	810,407
Shenzhen Yan Tian Port Holding Co., Ltd., A Shares	263,177	183,909
Shenzhen YUTO Packaging Technology Co., Ltd., A Shares	62,300	288,829
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., A Shares	304,100	180,737
Shenzhou International Group Holdings Ltd.	1,081,819	9,653,282
Shijiazhuang Yiling Pharmaceutical Co., Ltd., A Shares	159,500	1,011,011
Shimao Services Holdings Ltd. *(a)	1,102,477	384,183
Shougang Fushan Resources Group Ltd.	2,784,342	934,594
Shui On Land Ltd.	5,542,138	660,328
Siasun Robot & Automation Co., Ltd., A Shares *	140,300	198,263
Sichuan Chuantou Energy Co., Ltd., A Shares	437,100	736,157
Sichuan Hebang Biotechnology Co., Ltd., A Shares	847,200	379,135
Sichuan Kelun Pharmaceutical Co., Ltd., A Shares	163,200	543,267
Sichuan New Energy Power Co., Ltd. *	139,800	410,901
Sichuan Road & Bridge Co., Ltd., A Shares	520,400	861,756
Sichuan Swellfun Co., Ltd., A Shares	48,700	431,068
Sichuan Yahua Industrial Group Co., Ltd., A Shares	100,900	389,438
Sieyuan Electric Co., Ltd., A Shares	77,800	415,384
Sino Biopharmaceutical Ltd.	13,960,686	8,191,652
Sinolink Securities Co., Ltd., A Shares	368,800	470,661
Sinoma International Engineering Co., A Shares	192,900	254,348
Sinoma Science & Technology Co., Ltd., A Shares	183,100	601,756
Sinomine Resource Group Co., Ltd., A Shares	52,700	578,740
Sino-Ocean Group Holding Ltd.	4,358,833	552,847
Sinopec Engineering Group Co., Ltd., H Shares	1,989,112	815,471
Sinopec Oilfield Service Corp., H Shares *	6,699,795	463,505
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	1,127,000	523,442
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	3,687,434	604,691
Sinopharm Group Co., Ltd., H Shares	1,797,882	4,247,383
Sinotrans Ltd., H Shares	3,822,413	1,224,269
Sinotruk Hong Kong Ltd. (a)	1,017,107	1,318,701
Skshu Paint Co., Ltd., A Shares *	34,020	578,482
Skyworth Digital Co., Ltd., A Shares	75,300	160,092
Smoore International Holdings Ltd. (a)	2,531,233	3,872,003
Songcheng Performance Development Co., Ltd., A Shares	244,300	489,390
SooChow Securities Co., Ltd., A Shares	558,085	544,412
Southwest Securities Co., Ltd., A Shares	638,500	360,554
SECURITY	NUMBER OF SHARES	VALUE ($)
StarPower Semiconductor Ltd., A Shares	14,700	701,428
STO Express Co. Ltd, A Shares *	182,100	262,216
Sun Art Retail Group Ltd.	2,894,865	752,876
Sunac Services Holdings Ltd.	1,048,549	429,871
Sungrow Power Supply Co., Ltd., A Shares	151,400	2,457,948
Sunny Optical Technology Group Co., Ltd.	931,573	10,848,759
Sunwoda Electronic Co., Ltd., A Shares	174,300	595,473
Suzhou Dongshan Precision Manufacturing Co., Ltd., A Shares	157,600	576,242
Suzhou Gold Mantis Construction Decoration Co., Ltd., A Shares *	248,600	182,145
Suzhou Maxwell Technologies Co., Ltd., A Shares	16,288	988,747
Suzhou TA&A Ultra Clean Technology Co., Ltd., A Shares	56,400	484,892
TAL Education Group, ADR *	621,842	3,712,397
Tangshan Jidong Cement Co., Ltd., A Shares	287,800	353,475
TangShan Port Group Co., Ltd., A Shares	617,100	255,254
Tangshan Sanyou Chemical Industries Co., Ltd., A Shares	223,400	209,411
TBEA Co., Ltd., A Shares	357,149	1,084,019
TCL Technology Group Corp., A Shares	1,437,600	815,855
Tencent Holdings Ltd.	8,596,225	316,294,385
Tencent Music Entertainment Group, ADR *	883,917	6,196,258
The People's Insurance Co. Group of China Ltd., A Shares	1,657,200	1,268,012
The People's Insurance Co. Group of China Ltd., H Shares	12,003,143	4,028,984
Thunder Software Technology Co., Ltd., A Shares	35,400	572,213
Tian Di Science & Technology Co., Ltd., A Shares	299,200	228,934
Tianjin Chase Sun Pharmaceutical Co. Ltd, A Shares	302,500	283,558
Tianjin Guangyu Development Co., Ltd., A Shares	177,500	366,349
Tianjin Zhonghuan Semiconductor Co., Ltd., A Shares	313,200	1,838,022
Tianma Microelectronics Co., Ltd., A Shares	229,000	296,128
Tianqi Lithium Corp., A Shares *	150,700	1,917,484
Tianshan Aluminum Group Co., Ltd., A Shares	161,000	162,510
Tianshui Huatian Technology Co., Ltd., A Shares	458,800	570,622
Tibet Summit Resources Co., Ltd., A Shares *	60,500	196,697
Tingyi Cayman Islands Holding Corp.	2,703,973	4,420,306
Titan Wind Energy Suzhou Co., Ltd., A Shares	167,900	335,632
Tongcheng Travel Holdings Ltd. *	1,686,101	3,603,122
TongFu Microelectronics Co., Ltd., A Shares *	148,100	362,329
Tongkun Group Co., Ltd., A Shares	224,000	448,092
Tongling Nonferrous Metals Group Co., Ltd., A Shares	941,300	389,354
Tongwei Co., Ltd., A Shares	456,700	2,792,984
Topchoice Medical Corp., A Shares *	30,700	548,292
Topsports International Holdings Ltd.	2,672,285	1,701,525
Towngas Smart Energy Co., Ltd. *	1,826,742	828,476
TravelSky Technology Ltd., H Shares	1,392,583	2,801,045
Trina Solar Co., Ltd., A Shares	213,856	1,947,288

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Trip.com Group Ltd., ADR *	758,853	24,245,353
Tsingtao Brewery Co., Ltd., A Shares	97,100	1,388,602
Tsingtao Brewery Co., Ltd., H Shares	855,543	7,990,402
Tuya, Inc., ADR *	174,644	207,826
Unigroup Guoxin Microelectronics Co., Ltd., A Shares	86,179	1,599,717
Uni-President China Holdings Ltd.	1,812,673	1,588,455
Unisplendour Corp., Ltd., A Shares	123,700	329,701
Universal Scientific Industrial Shanghai Co., Ltd., A Shares	81,600	204,243
Valiant Co., Ltd., A Shares	84,400	202,911
Vinda International Holdings Ltd.	398,620	1,036,703
Vipshop Holdings Ltd., ADR *	591,782	6,598,369
Visual China Group Co., Ltd., A Shares	149,500	254,951
Walvax Biotechnology Co., Ltd., A Shares	162,200	967,904
Wanda Film Holding Co., Ltd., A Shares *	552,100	1,041,294
Wangsu Science & Technology Co., Ltd., A Shares	229,600	177,948
Wanhua Chemical Group Co., Ltd., A Shares	336,900	4,256,700
Wanxiang Qianchao Co., Ltd., A Shares	304,900	225,547
Weibo Corp., ADR *	101,242	1,613,798
Weichai Power Co., Ltd., A Shares	652,300	988,089
Weichai Power Co., Ltd., H Shares	2,761,282	3,650,814
Weifu High-Technology Group Co., Ltd., A Shares	276,300	713,807
Weihai Guangwei Composites Co., Ltd., A Shares	45,700	458,642
Wens Foodstuffs Group Co., Ltd., A Shares	180,320	457,193
Western Mining Co., Ltd., A Shares	218,400	336,069
Western Securities Co., Ltd., A Shares	450,000	407,211
Western Superconducting Technologies Co., Ltd., A Shares	45,200	624,443
Westone Information Industry, Inc., A Shares	72,400	360,081
Will Semiconductor Co., Ltd ., A Shares	92,650	1,063,241
Wingtech Technology Co., Ltd., A Shares	113,400	881,771
Winning Health Technology Group Co., Ltd., A Shares	212,700	262,439
Wolong Electric Group Co., Ltd., A Shares	121,200	226,195
Wuchan Zhongda Group Co., Ltd., A Shares	462,900	297,336
Wuhan Guide Infrared Co., Ltd., A Shares	284,536	471,177
Wuliangye Yibin Co., Ltd., A Shares	384,300	8,510,041
WUS Printed Circuit Kunshan Co., Ltd., A Shares	179,500	321,316
WuXi AppTec Co., Ltd., A Shares	201,351	2,217,162
WuXi AppTec Co., Ltd., H Shares	543,755	5,350,123
Wuxi Biologics Cayman, Inc. *	5,145,068	33,056,839
Wuxi Shangji Automation Co., Ltd., A Shares	34,720	570,534
XCMG Construction Machinery Co., Ltd., A Shares	881,600	655,890
Xiamen C & D, Inc., A Shares	253,100	556,327
Xiamen Faratronic Co., Ltd., A Shares	22,000	490,714
Xiamen ITG Group Corp., Ltd., A Shares	178,800	193,603
Xiamen Tungsten Co., Ltd., A Shares	121,700	369,556
Xiaomi Corp., B Shares *	20,965,385	27,719,271
Xinhua Winshare Publishing and Media Co., Ltd., H Shares	557,858	365,926
Xinjiang Goldwind Science & Technology Co., Ltd., A Shares	442,600	719,177
SECURITY	NUMBER OF SHARES	VALUE ($)
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares	801,970	862,024
Xinjiang Tianshan Cement Co., Ltd., A Shares	197,300	253,186
Xinjiang Zhongtai Chemical Co., Ltd., A Shares	241,900	222,314
Xinxing Ductile Iron Pipes Co., Ltd., A Shares	355,400	194,670
Xinyangfeng Agricultural Technology Co., Ltd., A Shares	118,800	203,603
Xinyi Solar Holdings Ltd.	6,076,221	7,013,869
XPeng, Inc., A Shares *(a)	1,506,344	6,493,943
Xtep International Holdings Ltd.	1,682,294	1,892,325
Xuji Electric Co., Ltd., A Shares	91,400	281,546
Yadea Group Holdings Ltd.	1,424,215	2,678,557
Yang Quan Coal Industry Group Co., Ltd., A Shares	262,600	626,143
Yangling Metron New Material, Inc., A Shares	62,700	493,028
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co., A Shares	126,500	617,718
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co., H Shares	71,960	131,281
Yangzhou Yangjie Electronic Technology Co., Ltd., A Shares	49,900	398,859
Yangzijiang Financial Holding Ltd. *	3,714,968	935,316
Yangzijiang Shipbuilding Holdings Ltd.	3,712,094	3,873,819
Yankuang Energy Group Co., Ltd., A Shares	288,700	1,653,895
Yankuang Energy Group Co., Ltd., H Shares	2,431,932	8,053,993
Yanlord Land Group Ltd.	949,335	682,402
Yantai Changyu Pioneer Wine Co., Ltd., A Shares	162,383	680,612
Yantai Eddie Precision Machinery Co., Ltd., A Shares	86,520	196,527
Yantai Jereh Oilfield Services Group Co., Ltd., A Shares	102,500	452,192
Yatsen Holding Ltd., ADR *(a)	397,087	484,446
Yealink Network Technology Corp., Ltd., A Shares	74,950	673,365
Yifan Pharmaceutical Co., Ltd., A Shares *	124,700	225,157
Yifeng Pharmacy Chain Co., Ltd., A Shares	67,860	623,654
Yihai International Holding Ltd.	665,727	2,064,005
Yihai Kerry Arawana Holdings Co., Ltd., A Shares	187,900	1,094,208
Yintai Gold Co., Ltd., A Shares	275,600	556,371
Yixintang Pharmaceutical Group Co., Ltd., A Shares	89,700	444,476
YongXing Special Materials Technology Co., Ltd., A Shares	32,200	478,530
Yonyou Network Technology Co., Ltd., A Shares	373,040	1,206,506
Youngor Group Co., Ltd., A Shares	487,400	443,807
Youngy Co., Ltd., A Shares *	32,600	566,072
YTO Express Group Co., Ltd., A Shares	299,800	821,921
Yuan Longping High-tech Agriculture Co., Ltd., A Shares *	151,700	337,513
Yuexiu Property Co., Ltd.	1,725,471	2,175,214
Yum China Holdings, Inc.	599,110	33,112,043
Yunda Holding Co., Ltd., A Shares	117,800	204,550
Yunnan Aluminium Co., Ltd., A Shares	297,100	446,266
Yunnan Baiyao Group Co., Ltd., A Shares	155,540	1,242,379
Yunnan Botanee Bio-Technology Group Co., Ltd., A Shares	18,000	322,033

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Yunnan Copper Co., Ltd., A Shares	141,100	238,435
Yunnan Energy New Material Co., Ltd., A Shares	80,900	1,420,979
Yunnan Tin Co., Ltd., A Shares	179,200	339,753
Yunnan Yuntianhua Co., Ltd., A Shares *	220,100	657,173
Zai Lab Ltd., ADR *	132,668	5,115,678
Zangge Mining Co., Ltd., A Shares	174,500	758,251
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., A Shares	57,600	2,073,130
Zhaojin Mining Industry Co., Ltd., H Shares *	1,559,512	1,728,240
Zhefu Holding Group Co., Ltd., A Shares	551,900	321,001
Zhejiang Century Huatong Group Co., Ltd., A Shares *	812,800	452,094
Zhejiang China Commodities City Group Co., Ltd., A Shares	555,100	347,155
Zhejiang Chint Electrics Co., Ltd., A Shares	151,400	614,701
Zhejiang Crystal-Optech Co., Ltd., A Shares	132,400	225,790
Zhejiang Dahua Technology Co., Ltd., A Shares	265,000	444,438
Zhejiang Dingli Machinery Co., Ltd., A Shares	34,600	248,038
Zhejiang Expressway Co., Ltd., H Shares	2,086,960	1,550,749
Zhejiang Hailiang Co., Ltd., A Shares	123,600	214,098
Zhejiang HangKe Technology, Inc. Co., A Shares	31,689	205,115
Zhejiang Huahai Pharmaceutical Co., Ltd., A Shares	140,250	401,928
Zhejiang Huayou Cobalt Co., Ltd., A Shares	169,160	1,492,781
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., A Shares	127,800	1,163,696
Zhejiang Jiuzhou Pharmaceutical Co., Ltd., A Shares	74,200	414,809
Zhejiang Juhua Co., Ltd., A Shares	268,700	639,170
Zhejiang Medicine Co., Ltd., A Shares	86,000	153,581
Zhejiang NHU Co., Ltd., A Shares	278,568	774,723
Zhejiang Sanhua Intelligent Controls Co., Ltd., A Shares	111,620	346,668
Zhejiang Supcon Technology Co., Ltd., A Shares	79,758	1,023,836
Zhejiang Supor Co., Ltd., A Shares	46,200	298,910
Zhejiang Wanfeng Auto Wheel Co., Ltd., A Shares *	240,300	218,808
Zhejiang Wanliyang Co., Ltd., A Shares *	160,300	189,865
Zhejiang Weiming Environment Protection Co., Ltd., A Shares	61,100	175,963
Zhejiang Weixing New Building Materials Co., Ltd., A Shares	155,300	475,971
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., A Shares	54,100	386,759
Zhejiang Yongtai Technology Co., Ltd., A Shares	87,300	318,337
Zhengzhou Coal Mining Machinery Group Co., Ltd., A Shares	162,400	298,730
Zheshang Securities Co., Ltd., A Shares	114,500	172,795
Zhihu, Inc., ADR *(a)	230,317	244,136
ZhongAn Online P&C Insurance Co., Ltd., H Shares *	1,076,257	2,771,477
Zhongji Innolight Co., Ltd., A Shares	65,400	264,331
Zhongsheng Group Holdings Ltd.	936,136	4,773,328
Zhongtai Securities Co., Ltd., A Shares	240,800	234,220
Zhuhai Huafa Properties Co., Ltd., A Shares	209,400	331,975
Zhuzhou CRRC Times Electric Co., Ltd.	775,698	3,567,684
SECURITY	NUMBER OF SHARES	VALUE ($)
Zhuzhou CRRC Times Electric Co., Ltd., A Shares	51,276	402,836
Zhuzhou Hongda Electronics Corp., Ltd., A Shares	41,900	263,104
Zhuzhou Kibing Group Co., Ltd., A Shares	203,000	283,141
Zijin Mining Group Co., Ltd., A Shares	2,135,900	2,964,036
Zijin Mining Group Co., Ltd., H Shares	8,081,258	10,498,233
Zoomlion Heavy Industry Science and Technology Co. Ltd, A Shares	612,900	505,303
Zoomlion Heavy Industry Science and Technology Co. Ltd, H Shares	3,250,756	1,511,786
ZTE Corp., A Shares	399,400	1,381,412
ZTE Corp., H Shares	1,141,972	2,478,381
ZTO Express Cayman, Inc.	642,509	15,944,397
		2,867,733,570

Colombia 0.2%
BAC Holding International Corp. *	7,029,541	402,750
Bancolombia S.A.	379,124	3,148,040
Bancolombia S.A., ADR	172,262	4,582,169
Cementos Argos S.A.	771,830	561,256
Ecopetrol S.A., ADR	341,982	3,375,362
Grupo de Inversiones Suramericana S.A.	135,522	1,070,443
Interconexion Electrica S.A. ESP	638,379	2,584,117
		15,724,137

Czech Republic 0.2%
CEZ A/S	230,048	7,821,535
Colt CZ Group SE	14,749	348,652
Komercni Banka A/S	108,563	3,167,732
Moneta Money Bank A/S	536,290	1,632,863
Philip Morris CR AS	1,143	821,699
		13,792,481

Egypt 0.1%
Commercial International Bank Egypt S.A.E., GDR	4,431,441	5,938,131

Greece 0.4%
Aegean Airlines S.A. *	65,637	334,537
Alpha Services and Holdings S.A. *	2,981,799	3,105,516
Athens Water Supply & Sewage Co. S.A.	69,191	502,260
Autohellas Tourist and Trading S.A.	30,654	359,817
Ellaktor S.A. *	136,545	247,445
Eurobank Ergasias Services & Holdings S.A., A Shares *	3,647,778	4,093,968
FF Group *(b)	50,437	0
GEK Terna Holding Real Estate Construction S.A. *	78,922	776,052
Hellenic Petroleum Holdings S.A.	97,698	711,205
Hellenic Telecommunications Organization S.A.	310,559	4,716,563
Holding Co. ADMIE IPTO S.A.	237,015	422,193
JUMBO S.A.	160,212	2,505,777
LAMDA Development S.A. *	106,458	630,283
Motor Oil Hellas Corinth Refineries S.A.	86,501	1,714,516
Mytilineos S.A.	150,656	2,782,905
National Bank of Greece S.A. *	788,109	3,140,413
OPAP S.A.	287,072	3,910,571
Piraeus Financial Holdings S.A. *	810,060	1,167,709
Public Power Corp. S.A. *	303,267	2,057,786
Sarantis S.A.	58,215	388,418

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Terna Energy S.A.	72,960	1,464,903
Viohalco S.A.	109,024	477,090
		35,509,927

Hong Kong 0.0%
China Huishan Dairy Holdings Co., Ltd. *(b)	3,872,695	0

Hungary 0.2%
Magyar Telekom Telecommunications plc	904,555	752,052
MOL Hungarian Oil & Gas plc	545,429	3,863,425
OTP Bank Nyrt	334,565	9,033,877
Richter Gedeon Nyrt	206,076	4,373,905
		18,023,259

Iceland 0.0%
Arion Banki HF	767,591	861,892
Eimskipafelag Islands hf	64,122	238,513
Festi hf	237,322	301,953
Hagar hf	986,903	507,758
Islandsbanki HF	685,720	588,319
Kvika banki hf *	2,600,376	361,590
Marel HF	306,978	1,173,871
Reitir fasteignafelag hf	505,561	321,622
Siminn HF	2,456,164	182,722
		4,538,240

India 17.9%
3M India Ltd.	4,265	1,223,075
Aarti Industries Ltd.	263,786	2,185,145
Aarti Pharmalabs, Ltd. *(b)	63,640	296,646
ABB India Ltd.	73,892	2,722,715
ACC Ltd.	119,853	3,772,438
Adani Enterprises Ltd.	389,192	18,724,037
Adani Green Energy Ltd. *	567,768	14,756,094
Adani Ports & Special Economic Zone Ltd.	1,129,868	12,223,226
Adani Power Ltd. *	1,368,178	5,590,400
Adani Total Gas Ltd.	394,210	17,585,122
Adani Transmission Ltd. *	359,738	12,848,062
Adani Wilmar Ltd. *	224,010	1,733,929
Aditya Birla Capital Ltd. *	686,643	1,225,542
Alkem Laboratories Ltd.	34,342	1,317,488
Ambuja Cements Ltd.	980,036	6,868,631
Apollo Hospitals Enterprise Ltd.	142,474	8,268,911
Ashok Leyland Ltd.	2,040,066	3,727,601
Asian Paints Ltd.	649,829	25,336,439
Astral Ltd.	125,356	2,901,069
AU Small Finance Bank Ltd.	471,908	3,704,625
Aurobindo Pharma Ltd.	384,362	2,205,794
Avenue Supermarts Ltd. *	212,111	10,484,923
Axis Bank Ltd.	3,256,407	36,038,457
Bajaj Auto Ltd.	101,819	4,689,466
Bajaj Finance Ltd.	337,248	27,833,145
Bajaj Finserv Ltd.	549,022	10,965,440
Bajaj Holdings & Investment Ltd.	37,719	2,915,645
Balkrishna Industries Ltd.	114,491	2,870,912
Bandhan Bank Ltd. *	1,133,006	3,316,811
Bank of Baroda	1,446,604	2,953,205
Bank of India	689,343	696,654
Bata India Ltd.	85,139	1,795,957
Bayer CropScience Ltd.	18,753	1,066,223
Berger Paints India Ltd.	343,887	2,628,255
Bharat Electronics Ltd.	4,697,673	6,062,723
SECURITY	NUMBER OF SHARES	VALUE ($)
Bharat Forge Ltd.	364,764	3,850,041
Bharat Heavy Electricals Ltd.	1,915,770	1,969,024
Bharat Petroleum Corp., Ltd.	1,449,014	6,070,161
Bharti Airtel Ltd.	3,328,977	34,695,473
Bharti Airtel Ltd.- Partly Paid	175,201	999,643
Biocon Ltd.	635,210	2,206,255
Bosch Ltd.	12,189	2,545,140
Britannia Industries Ltd.	170,592	9,138,111
Canara Bank	549,411	2,123,129
Castrol India Ltd.	864,727	1,396,327
CG Power & Industrial Solutions Ltd. *	1,007,005	3,457,411
Cholamandalam Investment & Finance Co., Ltd.	580,979	5,099,852
Cipla Ltd.	734,292	10,275,963
Coal India Ltd.	2,750,868	7,676,370
Coforge Ltd.	52,504	2,602,304
Colgate-Palmolive (India) Ltd.	190,816	3,824,345
Container Corp. Of India Ltd.	401,163	3,802,702
Coromandel International Ltd.	151,868	1,733,863
Cummins India Ltd.	194,506	3,376,067
Dabur India Ltd.	823,241	5,947,644
Dalmia Bharat Ltd.	120,151	2,686,260
Deepak Nitrite Ltd.	109,540	2,926,335
Divi's Laboratories Ltd.	183,133	7,656,454
Dixon Technologies India Ltd.	49,416	2,580,078
DLF Ltd.	865,545	4,279,565
Dr Lal PathLabs Ltd.	50,129	1,505,417
Dr. Reddy's Laboratories Ltd.	173,519	9,560,924
Eicher Motors Ltd.	196,990	8,428,822
Emami Ltd.	285,624	1,679,135
Embassy Office Parks REIT	841,092	3,541,652
Exide Industries Ltd.	685,990	1,590,805
Federal Bank Ltd.	2,291,486	3,698,793
FSN E-Commerce Ventures Ltd. *	518,793	1,097,644
GAIL India Ltd.	3,656,382	4,254,152
General Insurance Corp. of India	137,625	251,721
Gillette India Ltd.	11,532	726,108
GlaxoSmithKline Pharmaceuticals Ltd.	67,653	1,110,835
Glenmark Pharmaceuticals Ltd.	241,023	1,274,722
GMR Infrastructure Ltd. *	3,263,576	1,719,227
Godrej Consumer Products Ltd. *	521,088	5,640,154
Godrej Industries Ltd. *	134,849	765,764
Godrej Properties Ltd. *	121,952	1,954,482
Grasim Industries Ltd.	549,354	11,870,951
Gujarat Fluorochemicals Ltd.	50,357	2,163,954
Gujarat Gas Ltd.	361,596	2,215,011
Havells India Ltd.	336,960	5,186,833
HCL Technologies Ltd.	1,564,216	21,528,168
HDFC Asset Management Co., Ltd.	98,746	2,651,981
HDFC Life Insurance Co., Ltd.	1,376,440	9,982,354
Hero MotoCorp Ltd.	190,293	6,664,067
Hindalco Industries Ltd.	2,006,779	11,106,298
Hindustan Aeronautics Ltd.	118,328	4,001,673
Hindustan Petroleum Corp., Ltd.	1,002,991	2,944,821
Hindustan Unilever Ltd.	1,273,743	41,985,873
Hindustan Zinc Ltd.	319,305	1,204,703
Honeywell Automation India Ltd.	2,969	1,520,866
Housing Development Finance Corp., Ltd.	2,506,043	82,858,016
ICICI Bank Ltd.	2,234,359	26,144,631
ICICI Lombard General Insurance Co., Ltd.	341,529	5,079,345
ICICI Prudential Life Insurance Co., Ltd.	554,486	3,242,367
IDFC First Bank Ltd. *	4,358,652	3,136,404
Indian Hotels Co., Ltd.	1,195,155	4,720,522
Indian Oil Corp., Ltd.	5,809,962	5,468,493
Indian Railway Catering & Tourism Corp., Ltd.	371,796	3,361,110
Indian Railway Finance Corp., Ltd.	2,897,031	1,166,834

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Indraprastha Gas Ltd.	504,832	2,743,725
Indus Towers Ltd.	1,256,381	3,091,728
Info Edge India Ltd.	108,723	5,331,731
Infosys Ltd.	5,099,100	102,371,776
InterGlobe Aviation Ltd. *	155,554	3,700,786
Ipca Laboratories Ltd.	187,139	1,994,648
ITC Ltd.	4,216,287	17,603,188
Jindal Steel & Power Ltd.	550,055	3,618,683
JSW Energy Ltd.	540,448	2,045,024
JSW Steel Ltd.	1,426,101	13,018,324
Jubilant Foodworks Ltd.	530,995	3,565,668
Kansai Nerolac Paints Ltd.	205,416	1,131,051
L&T Finance Holdings Ltd.	1,264,645	1,351,046
L&T Technology Services Ltd.	39,245	1,838,417
Larsen & Toubro Infotech Ltd.	64,268	3,818,495
Larsen & Toubro Ltd.	980,706	24,986,635
Larsen + Toubro Infotech Ltd. *(b)	45,466	2,701,363
Laurus Labs Ltd.	520,795	2,669,645
LIC Housing Finance Ltd.	444,281	2,109,123
Linde India Ltd.	31,151	1,166,916
Lupin Ltd.	333,524	3,137,580
Macrotech Developers Ltd. *	111,741	1,351,958
Mahindra & Mahindra Financial Services Ltd.	853,686	2,253,818
Mahindra & Mahindra Ltd.	1,308,652	20,980,534
Mangalore Refinery & Petrochemicals Ltd. *	349,597	252,637
Marico Ltd.	740,404	4,612,737
Maruti Suzuki India Ltd.	188,228	20,742,437
Max Financial Services Ltd. *	343,583	2,976,956
Max Healthcare Institute Ltd. *	1,068,063	5,903,208
Mphasis Ltd.	128,707	3,188,189
MRF Ltd.	3,831	4,401,221
Muthoot Finance Ltd.	156,138	2,072,126
Nestle India Ltd.	51,259	12,704,465
NHPC Ltd.	3,405,744	1,758,572
Nippon Life India Asset Management Ltd.	233,234	777,005
NMDC Ltd.	1,653,131	2,389,274
NMDC Steel Ltd. *(b)	1,595,321	725,803
NTPC Ltd.	6,309,085	13,340,796
Oberoi Realty Ltd.	170,597	1,935,435
Oil & Natural Gas Corp., Ltd.	5,237,480	9,074,686
Oil India Ltd.	491,190	1,234,365
One 97 Communications Ltd. *	131,238	776,280
Oracle Financial Services Software Ltd.	33,907	1,293,992
Page Industries Ltd.	8,217	4,784,388
PB Fintech Ltd. *	223,158	1,240,661
Persistent Systems Ltd.	72,709	3,709,455
Petronet LNG Ltd.	1,111,135	2,901,446
PI Industries Ltd.	103,854	4,454,488
Pidilite Industries Ltd.	215,439	7,271,666
Piramal Enterprises Ltd.	184,097	1,864,678
Polycab India Ltd.	35,411	1,115,341
Power Finance Corp., Ltd.	1,576,672	2,631,134
Power Grid Corp. of India Ltd.	4,460,707	12,269,700
Punjab National Bank	1,720,150	1,083,592
Rajesh Exports Ltd.	188,630	1,760,381
RBL Bank Ltd. *	664,547	1,251,795
REC Ltd.	1,666,437	2,258,102
Relaxo Footwears Ltd.	104,273	1,210,834
Reliance Industries Ltd.	4,818,295	161,604,323
Samvardhana Motherson International Ltd.	3,024,807	2,776,458
SBI Cards & Payment Services Ltd.	407,453	4,124,000
SBI Life Insurance Co., Ltd.	595,655	9,383,607
Schaeffler India Ltd.	56,388	1,852,463
Shree Cement Ltd.	19,072	5,592,529
Shriram Transport Finance Co., Ltd.	342,055	5,670,377
SECURITY	NUMBER OF SHARES	VALUE ($)
Siemens Ltd.	128,884	4,391,738
Sona Blw Precision Forgings Ltd.	377,974	2,109,261
SRF Ltd.	201,787	5,861,855
Star Health & Allied Insurance Co., Ltd. *	132,468	1,045,527
State Bank of India	2,548,839	18,855,830
Steel Authority of India Ltd.	1,998,037	2,081,793
Sun Pharmaceutical Industries Ltd.	1,555,362	19,978,651
Sun TV Network Ltd.	130,415	787,587
Tata Communications Ltd.	163,912	2,616,997
Tata Consultancy Services Ltd.	1,461,170	60,839,432
Tata Consumer Products Ltd.	869,454	8,733,910
Tata Elxsi Ltd.	49,530	4,263,675
Tata Motors Ltd. *	2,630,128	14,191,202
Tata Motors Ltd., A Shares, DVR *	533,309	1,539,948
Tata Steel Ltd.	11,604,076	15,339,346
Tata Teleservices Maharashtra Ltd. *	725,805	909,526
Tech Mahindra Ltd.	861,581	11,394,468
The Tata Power Co., Ltd.	2,377,144	6,561,967
Titan Co., Ltd.	596,417	19,429,852
Torrent Pharmaceuticals Ltd.	140,924	2,872,428
Torrent Power Ltd.	320,711	2,117,562
Trent Ltd.	261,460	4,724,893
Tube Investments of India Ltd.	140,953	4,796,759
TVS Motor Co., Ltd.	282,695	3,638,512
UltraTech Cement Ltd.	163,131	14,176,464
Union Bank of India Ltd.	1,563,441	1,567,545
United Breweries Ltd.	100,700	2,084,947
United Spirits Ltd. *	409,887	4,692,476
UNO Minda Ltd.	244,080	1,648,905
UPL Ltd.	757,829	7,348,786
Varun Beverages Ltd.	292,828	4,493,844
Vedanta Ltd.	1,745,154	6,522,128
Vodafone Idea Ltd. *	10,799,478	1,094,054
Voltas Ltd.	324,932	3,269,819
Whirlpool of India Ltd.	41,310	774,928
Wipro Ltd.	1,913,111	9,558,948
Yes Bank Ltd. *(b)	17,858,827	3,629,741
Zee Entertainment Enterprises Ltd.	1,192,994	3,876,237
Zomato Ltd. *	6,537,699	5,238,267
Zydus Lifesciences Ltd.	373,679	1,880,870
		1,555,953,096

Indonesia 2.2%
Astra Agro Lestari Tbk PT	585,802	310,002
Avia Avian Tbk PT	17,071,265	835,577
Bank Danamon Indonesia Tbk PT	1,233,350	236,768
Bank Syariah Indonesia Tbk PT	4,626,205	392,587
Dayamitra Telekomunikasi PT	32,563,019	1,531,744
Elang Mahkota Teknologi Tbk PT	42,986,075	3,524,905
Indosat Tbk PT	1,643,441	621,586
Mayora Indah Tbk PT	5,665,925	907,614
MNC Digital Entertainment Tbk PT *	2,382,471	755,715
PT Adaro Energy Indonesia Tbk	18,510,402	4,553,619
PT Astra International Tbk	28,736,000	11,051,254
PT Bank Central Asia Tbk	78,963,660	46,680,993
PT Bank Mandiri (Persero) Tbk	26,258,778	17,568,168
PT Bank Negara Indonesia (Persero) Tbk	10,685,298	6,724,371
PT Bank Rakyat Indonesia (Persero) Tbk	92,190,385	29,184,001
PT Barito Pacific Tbk	35,506,003	1,783,030
PT Bukit Asam Tbk	5,956,840	1,438,896
PT Bumi Serpong Damai Tbk *	13,027,228	757,710
PT Charoen Pokphand Indonesia Tbk	10,545,187	3,820,841
PT Gudang Garam Tbk	638,395	809,585
PT Hanjaya Mandala Sampoerna Tbk	13,284,308	814,885
PT Indah Kiat Pulp & Paper Corp. Tbk	3,610,988	2,295,387
PT Indocement Tunggal Prakarsa Tbk	2,663,596	1,684,695
PT Indofood CBP Sukses Makmur Tbk	3,275,591	2,103,008
PT Indofood Sukses Makmur Tbk	6,201,487	2,542,643

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PT Jasa Marga Persero Tbk *	2,955,242	584,229
PT Kalbe Farma Tbk	27,461,795	3,613,509
PT Media Nusantara Citra Tbk *	8,068,531	407,748
PT Perusahaan Gas Negara Tbk	15,254,903	1,823,044
PT Sarana Menara Nusantara Tbk	38,699,684	2,779,814
PT Semen Indonesia (Persero) Tbk	4,064,732	1,963,701
PT Surya Citra Media Tbk	39,073,751	620,948
PT Telkom Indonesia (Persero) Tbk	66,173,071	16,993,879
PT Tower Bersama Infrastructure Tbk	5,701,768	840,867
PT Unilever Indonesia Tbk	8,224,579	2,509,486
PT United Tractors Tbk	2,205,092	4,317,251
PT Vale Indonesia Tbk *	2,737,197	1,283,211
PT XL Axiata Tbk	4,877,857	672,851
Smartfren Telecom Tbk PT *	125,600,500	582,833
Sumber Alfaria Trijaya Tbk PT	27,268,465	5,356,104
		187,279,059

Kuwait 1.1%
Agility Public Warehousing Co. KSC	2,140,842	5,469,381
Boubyan Bank KSCP	1,645,175	4,507,475
Boubyan Petrochemicals Co. KSCP	571,354	1,515,326
Burgan Bank SAK	1,365,964	1,015,438
Gulf Bank KSCP	2,536,622	2,791,478
Humansoft Holding Co. KSC	128,942	1,404,738
Kuwait Finance House KSCP	11,129,858	31,288,612
Mabanee Co. KPSC	877,513	2,509,622
Mobile Telecommunications Co. KSCP	3,063,775	5,838,130
National Bank of Kuwait SAKP	10,216,159	37,209,967
		93,550,167

Malaysia 1.8%
Alliance Bank Malaysia Berhad	1,595,680	1,388,484
AMMB Holdings Berhad	3,090,472	2,897,643
Astro Malaysia Holdings Berhad	2,318,600	383,175
Axiata Group Berhad	6,431,677	4,699,933
British American Tobacco Malaysia Berhad	229,000	581,833
CIMB Group Holdings Berhad	9,628,252	12,556,236
Dialog Group Berhad	5,737,700	2,928,517
DiGi.com Berhad	4,493,714	4,041,564
Fraser & Neave Holdings Berhad	162,600	767,026
Gamuda Berhad	3,310,459	2,962,479
Genting Berhad	3,175,100	3,162,607
Genting Malaysia Berhad	3,963,220	2,379,269
Hartalega Holdings Berhad	2,402,100	934,375
Hong Leong Bank Berhad	892,907	4,187,980
Hong Leong Financial Group Berhad	352,300	1,467,026
IHH Healthcare Berhad	2,976,700	3,881,925
IJM Corp. Berhad	4,394,136	1,580,802
IOI Corp. Berhad	4,575,692	3,930,105
Kuala Lumpur Kepong Berhad	609,528	2,864,336
Malayan Banking Berhad	10,253,818	19,896,672
Malaysia Airports Holdings Berhad *	1,255,900	1,815,725
Maxis Berhad	2,897,124	2,501,395
MISC Berhad	2,493,900	4,037,342
MR DIY Group M Berhad	3,092,900	1,460,391
Nestle Malaysia Berhad	85,371	2,666,224
Petronas Chemicals Group Berhad	4,068,500	7,812,252
Petronas Dagangan Berhad	386,500	2,066,548
Petronas Gas Berhad	797,336	3,011,859
PPB Group Berhad	966,977	3,739,630
Press Metal Aluminium Holdings Berhad	5,030,364	5,485,613
Public Bank Berhad	20,371,570	20,612,044
QL Resources Berhad	1,594,050	1,996,371
RHB Bank Berhad	2,342,640	2,960,233
Sime Darby Berhad	5,078,000	2,454,795
Sime Darby Plantation Berhad	5,160,708	4,943,140
SECURITY	NUMBER OF SHARES	VALUE ($)
Telekom Malaysia Berhad	1,658,534	2,088,317
Tenaga Nasional Berhad	4,533,374	9,601,885
Top Glove Corp. Berhad	7,756,300	1,517,253
Westports Holdings Berhad	1,028,500	790,887
YTL Corp. Berhad	6,793,236	878,271
		159,932,162

Mexico 3.0%
Alfa S.A.B. de C.V., A Shares	5,360,107	3,699,106
Alpek S.A.B. de C.V.	553,598	775,526
America Movil S.A.B. de C.V., Series L	40,803,367	39,532,309
Arca Continental S.A.B. de C.V.	628,329	5,222,264
Banco del Bajio S.A.	997,317	3,315,210
Becle S.A.B. de C.V.	797,467	1,775,350
Cemex S.A.B. de C.V., Series CPO *	21,606,435	9,870,026
Coca-Cola Femsa S.A.B. de C.V.	755,346	5,129,732
Concentradora Fibra Danhos S.A. de C.V.	383,492	461,612
Controladora Vuela Cia de Aviacion S.A.B. de C.V., A Shares *	1,333,513	1,318,129
El Puerto de Liverpool S.A.B. de C.V., Series C1	287,415	1,667,952
Fibra Uno Administracion S.A. de C.V.	4,058,777	5,021,751
Fomento Economico Mexicano S.A.B. de C.V.	2,603,331	20,658,947
GCC S.A.B. de C.V.	236,389	1,695,300
Gruma S.A.B. de C.V., B Shares	282,090	3,506,632
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	394,499	3,406,903
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	486,315	7,815,781
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	286,470	7,058,132
Grupo Bimbo S.A.B. de C.V., Series A	3,161,465	13,371,381
Grupo Carso S.A.B. de C.V., Series A1	651,683	2,803,042
Grupo Comercial Chedraui SA de CV	697,718	3,021,218
Grupo Elektra S.A.B. de C.V.	87,773	4,673,011
Grupo Financiero Banorte S.A.B. de C.V., O Shares	4,110,973	32,741,793
Grupo Financiero Inbursa S.A.B. de C.V., O Shares *	2,849,965	5,270,821
Grupo Mexico S.A.B. de C.V., Series B	4,499,073	18,271,715
Grupo Televisa S.A.B., Series CPO	3,430,815	3,752,495
Industrias Bachoco S.A.B. de C.V., Series B	227,046	968,492
Industrias Penoles S.A.B. de C.V. *	171,362	2,294,261
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	1,278,760	2,164,985
Megacable Holdings S.A.B. de C.V., Series CPO	454,596	1,153,297
Operadora de Sites Mexicanos S.A. de C.V.	1,780,732	1,944,940
Orbia Advance Corp. S.A.B. de C.V.	1,377,326	2,682,350
Prologis Property Mexico SA de CV	1,068,881	3,282,201
Promotora y Operadora de Infraestructura S.A.B. de C.V.	313,599	2,755,676
Qualitas Controladora S.A.B. de C.V.	261,247	1,096,581
Regional SAB de C.V.	347,118	2,531,336
Sitios Latinoamerica S.A.B. de C.V. *	2,040,138	914,053
Wal-Mart de Mexico S.A.B. de C.V.	7,339,315	29,064,043
		256,688,353

Philippines 0.8%
Aboitiz Power Corp.	2,208,547	1,343,246
AC Energy Corp.	8,569,857	1,077,293
Alliance Global Group, Inc.	5,654,187	976,687

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ayala Corp.	397,827	4,895,467
Ayala Land, Inc.	11,534,752	6,424,057
Bank of the Philippine Islands	2,565,372	4,803,269
BDO Unibank, Inc.	2,771,497	6,375,031
Bloomberry Resorts Corp. *	5,291,663	687,654
Converge Information and Communications Technology Solutions, Inc. *	3,613,237	987,635
DMCI Holdings, Inc.	6,276,667	1,065,347
Emperador, Inc. *	3,367,911	1,196,871
Globe Telecom, Inc.	45,934	1,867,896
GT Capital Holdings, Inc.	132,962	1,032,007
International Container Terminal Services, Inc.	1,570,665	5,692,827
JG Summit Holdings, Inc.	4,335,890	3,764,006
Jollibee Foods Corp.	575,307	2,492,048
LT Group, Inc.	4,012,327	666,829
Manila Electric Co.	366,635	1,815,025
Megaworld Corp.	17,301,866	685,222
Metro Pacific Investments Corp.	16,221,503	992,334
Metropolitan Bank & Trust Co.	2,627,600	2,661,978
Monde Nissin Corp.	10,315,743	2,305,357
PLDT, Inc.	130,261	4,034,959
Puregold Price Club, Inc.	1,346,639	845,221
San Miguel Corp.	540,498	926,950
Semirara Mining & Power Corp.	1,846,098	1,098,324
SM Prime Holdings, Inc.	15,087,824	9,709,986
Universal Robina Corp.	1,301,494	3,060,444
		73,483,970

Qatar 1.3%
Barwa Real Estate Co.	2,741,201	2,483,961
Doha Bank QPSC	3,493,253	2,049,861
Ezdan Holding Group QSC *	2,163,285	661,148
Industries Qatar QSC	2,262,919	9,252,383
Masraf Al Rayan QSC	8,861,011	8,608,569
Mesaieed Petrochemical Holding Co.	6,114,574	3,912,119
Ooredoo QPSC	1,229,709	2,995,807
Qatar Aluminum Manufacturing Co.	3,840,522	1,666,239
Qatar Electricity & Water Co. QSC	647,599	3,007,043
Qatar Fuel QSC	856,624	4,264,596
Qatar Gas Transport Co., Ltd.	3,976,151	4,334,542
Qatar Insurance Co. SAQ	2,171,119	1,192,349
Qatar International Islamic Bank QSC	1,694,523	5,099,738
Qatar Islamic Bank SAQ	2,567,156	17,115,548
Qatar National Bank QPSC	6,393,955	34,412,444
Qatar Navigation QSC	800,982	2,203,841
The Commercial Bank PSQC	4,881,124	7,961,523
United Development Co. QSC	2,300,471	877,423
Vodafone Qatar QSC	2,366,877	1,101,629
		113,200,763

Russia 0.0%
Gazprom PJSC *(b)(c)	127,160	24,848
Sberbank of Russia PJSC *(b)(c)	107,550	4,609
		29,457

Saudi Arabia 4.8%
Abdullah Al Othaim Markets Co.	63,732	1,949,639
ACWA Power Co.	189,629	7,072,152
Advanced Petrochemical Co.	188,987	2,088,824
Al Rajhi Bank *	2,806,261	60,092,840
Alinma Bank	1,413,775	12,974,726
Almarai Co. JSC	363,416	5,142,976
Arab National Bank	957,153	8,822,332
Arabian Centers Co., Ltd.	230,944	1,216,384
SECURITY	NUMBER OF SHARES	VALUE ($)
Arabian Internet & Communications Services Co.	35,800	2,348,415
Bank AlBilad *	697,720	9,632,684
Bank Al-Jazira	571,804	3,218,560
Banque Saudi Fransi	836,236	9,531,878
BinDawood Holding Co.	42,209	580,490
Bupa Arabia for Cooperative Insurance Co.	81,344	3,851,628
Dallah Healthcare Co.	55,127	2,545,733
Dar Al Arkan Real Estate Development Co. *	764,558	2,802,583
Dr Sulaiman Al Habib Medical Services Group Co.	131,943	8,142,788
Elm Co.	37,643	3,294,420
Emaar Economic City *	656,145	1,490,584
Etihad Etisalat Co.	540,428	5,247,223
Jarir Marketing Co.	86,297	3,787,725
Mobile Telecommunications Co. *	630,699	1,875,697
Mouwasat Medical Services Co.	68,801	3,448,057
Nahdi Medical Co.	55,742	2,817,312
National Industrialization Co. *	482,091	1,415,784
Rabigh Refining & Petrochemical Co. *	642,589	1,750,379
Riyad Bank	2,110,628	19,369,998
SABIC Agri-Nutrients Co.	332,352	12,748,596
Sahara International Petrochemical Co.	512,632	4,888,703
Saudi Airlines Catering Co. *	55,353	1,132,312
Saudi Arabian Mining Co. *	1,163,464	21,231,264
Saudi Arabian Oil Co.	4,008,464	35,720,834
Saudi Basic Industries Corp.	1,290,755	28,498,415
Saudi Cement Co.	111,556	1,543,104
Saudi Electricity Co.	1,116,212	7,345,903
Saudi Ground Services Co. *	118,567	751,284
Saudi Industrial Investment Group	532,824	2,897,100
Saudi Kayan Petrochemical Co. *	1,050,133	3,251,592
Saudi Research & Media Group *	46,047	2,344,456
Saudi Tadawul Group Holding Co.	68,653	3,141,136
Saudi Telecom Co.	2,563,882	26,223,652
Saudia Dairy & Foodstuff Co.	23,273	1,342,179
Seera Group Holding *	210,131	1,062,044
Southern Province Cement Co.	96,030	1,290,022
The Co. for Cooperative Insurance *	85,550	1,820,576
The Qassim Cement Co.	65,595	1,104,519
The Saudi British Bank	1,425,900	15,608,375
The Saudi Investment Bank	717,294	3,587,185
The Saudi National Bank	3,109,114	42,510,729
The Savola Group	369,000	2,797,499
United Electronics Co.	57,233	1,126,619
Yamama Cement Co. *	148,401	1,063,884
Yanbu Cement Co.	113,665	1,109,664
Yanbu National Petrochemical Co.	391,529	4,369,127
		417,022,584

South Africa 4.3%
Absa Group Ltd.	1,186,217	14,319,745
African Rainbow Minerals Ltd.	149,056	2,543,094
Anglo American Platinum Ltd.	80,236	8,107,483
AngloGold Ashanti Ltd.	592,960	10,750,202
Aspen Pharmacare Holdings Ltd.	518,018	4,323,648
AVI Ltd.	467,974	2,022,220
Bid Corp., Ltd.	471,899	9,261,964
Capitec Bank Holdings Ltd.	122,664	14,608,544
Clicks Group Ltd.	345,433	5,994,347
Dis-Chem Pharmacies Ltd.	535,392	970,777
Discovery Ltd. *	735,398	5,519,757
Distell Group Holdings Ltd. *	109,580	1,125,939
Exxaro Resources Ltd.	352,734	4,687,487
FirstRand Ltd.	7,057,588	27,802,682
Gold Fields Ltd.	1,240,345	13,750,152

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Growthpoint Properties Ltd.	4,786,229	3,998,497
Harmony Gold Mining Co., Ltd.	739,850	2,680,827
Impala Platinum Holdings Ltd.	1,157,090	14,271,741
Investec Ltd.	420,966	2,568,023
Kumba Iron Ore Ltd.	76,936	2,189,106
Life Healthcare Group Holdings Ltd.	1,973,908	2,022,973
Momentum Metropolitan Holdings	1,789,284	1,912,710
Mr Price Group Ltd.	368,649	3,669,898
MTN Group Ltd.	2,569,989	21,291,711
MultiChoice Group	500,954	3,504,247
Naspers Ltd., N Shares	304,045	47,153,404
Nedbank Group Ltd.	599,777	8,060,424
NEPI Rockcastle NV	859,700	5,211,054
Netcare Ltd.	2,090,745	1,808,145
Northam Platinum Holdings Ltd. *	525,677	6,068,442
Old Mutual Ltd.	6,294,854	4,110,774
Pepkor Holdings Ltd.	2,592,553	3,358,613
Pick n Pay Stores Ltd.	497,183	1,820,250
Rand Merchant Investment Holdings Ltd.	1,100,047	1,889,770
Redefine Properties Ltd. (a)	9,366,063	2,220,634
Reinet Investments SCA	189,230	3,395,508
Remgro Ltd.	717,076	6,083,386
Resilient REIT Ltd.	571,862	1,793,556
Royal Bafokeng Platinum Ltd.	117,083	1,150,406
Sanlam Ltd.	2,576,578	8,513,053
Santam Ltd.	59,060	902,917
Sappi Ltd. *	802,230	2,315,010
Sasol Ltd.	793,923	13,974,166
Shoprite Holdings Ltd.	696,687	10,333,798
Sibanye Stillwater Ltd.	3,952,398	10,852,091
Standard Bank Group Ltd.	1,952,284	20,674,283
The Bidvest Group Ltd.	487,118	6,655,011
The Foschini Group Ltd.	460,775	2,898,430
The SPAR Group Ltd.	269,272	2,109,660
Tiger Brands Ltd.	233,759	2,667,858
Transaction Capital Ltd.	772,075	1,735,607
Truworths International Ltd.	541,925	1,820,179
Vodacom Group Ltd. (a)	835,016	6,177,571
Woolworths Holdings Ltd.	1,312,399	5,109,844
		374,761,618

Taiwan 15.8%
Accton Technology Corp.	765,000	6,720,406
Acer, Inc.	4,162,086	3,312,916
Advanced Energy Solution Holding Co., Ltd.	32,000	836,615
Advantech Co., Ltd.	592,619	6,385,340
Airtac International Group	220,920	6,755,089
ASE Technology Holding Co., Ltd.	4,847,120	15,244,538
Asia Cement Corp.	3,548,286	4,741,687
ASMedia Technology, Inc.	59,445	1,425,272
ASPEED Technology, Inc.	43,800	2,954,911
Asustek Computer, Inc.	1,008,621	8,681,082
AUO Corp.	9,987,224	5,202,773
Capital Securities Corp.	2,783,644	1,058,317
Catcher Technology Co., Ltd.	999,224	5,916,681
Cathay Financial Holding Co., Ltd.	11,810,914	16,643,164
Chailease Holding Co., Ltd.	1,971,627	12,854,762
Chang Hwa Commercial Bank Ltd.	9,486,705	5,371,773
Cheng Shin Rubber Industry Co., Ltd.	2,646,277	2,992,586
Chicony Electronics Co., Ltd.	856,118	2,307,506
China Airlines Ltd.	4,008,872	2,347,821
China Development Financial Holding Corp.	23,021,308	9,944,329
China Motor Corp.	403,600	757,432
China Steel Corp.	17,602,956	16,603,070
Chunghwa Telecom Co., Ltd.	5,446,310	20,001,494
SECURITY	NUMBER OF SHARES	VALUE ($)
Compal Electronics, Inc.	6,079,535	4,258,851
CTBC Financial Holding Co., Ltd.	25,847,792	19,236,033
Delta Electronics, Inc.	3,090,148	30,196,072
E Ink Holdings, Inc.	1,286,000	7,531,540
E.Sun Financial Holding Co., Ltd.	19,524,821	15,667,618
Eclat Textile Co., Ltd.	280,510	4,147,905
eMemory Technology, Inc.	99,000	4,676,837
ENNOSTAR, Inc.	936,914	1,424,826
Eternal Materials Co., Ltd.	1,308,352	1,407,604
Eva Airways Corp.	3,585,374	3,242,504
Evergreen Marine Corp., Ltd.	1,426,088	7,521,391
Far Eastern International Bank	3,988,873	1,413,281
Far Eastern New Century Corp.	5,624,799	5,914,998
Far EasTone Telecommunications Co., Ltd.	2,254,509	4,960,496
Feng TAY Enterprise Co., Ltd.	633,584	3,823,378
First Financial Holding Co., Ltd.	14,922,587	12,650,557
Formosa Chemicals & Fibre Corp.	4,866,008	11,981,790
Formosa Petrochemical Corp.	1,997,660	5,468,348
Formosa Plastics Corp.	5,327,560	15,548,880
Formosa Sumco Technology Corp.	81,000	411,480
Formosa Taffeta Co., Ltd.	1,492,132	1,289,088
Foxconn Technology Co., Ltd.	1,593,355	2,686,053
Fubon Financial Holding Co., Ltd.	10,514,393	20,684,833
Genius Electronic Optical Co., Ltd.	128,000	1,629,742
Giant Manufacturing Co., Ltd.	467,096	3,476,148
Globalwafers Co., Ltd.	303,451	4,614,776
Hiwin Technologies Corp.	387,445	2,331,778
Hon Hai Precision Industry Co., Ltd.	17,083,092	55,551,625
Hotai Motor Co., Ltd.	454,000	9,548,462
HTC Corp. *	989,778	1,844,695
Hua Nan Financial Holdings Co., Ltd.	14,645,415	10,757,015
Innolux Corp.	11,673,381	4,683,630
Inventec Corp.	4,323,043	3,469,009
Largan Precision Co., Ltd.	146,456	10,875,621
Lite-On Technology Corp.	3,072,866	6,522,464
MediaTek, Inc.	2,132,713	50,582,538
Mega Financial Holding Co., Ltd.	16,037,973	16,605,948
Micro-Star International Co., Ltd.	963,095	3,832,997
momo.com, Inc.	81,080	1,574,089
Nan Ya Plastics Corp.	8,205,816	20,417,960
Nan Ya Printed Circuit Board Corp.	309,000	2,694,520
Nanya Technology Corp.	1,189,000	2,185,216
Nien Made Enterprise Co., Ltd.	202,752	1,909,072
Novatek Microelectronics Corp.	809,608	7,819,579
OBI Pharma, Inc. *	214,339	531,938
Oneness Biotech Co., Ltd. *	428,000	3,960,719
Parade Technologies Ltd.	98,100	2,520,309
Pegatron Corp.	2,923,657	5,865,193
Pou Chen Corp.	3,881,792	4,050,664
Powerchip Semiconductor Manufacturing Corp.	4,088,000	4,404,731
Powertech Technology, Inc.	1,011,000	2,734,775
President Chain Store Corp.	814,400	7,180,728
Quanta Computer, Inc.	3,816,057	8,840,811
Realtek Semiconductor Corp.	672,336	6,896,200
Ruentex Development Co., Ltd	3,360,500	5,018,106
Shin Kong Financial Holding Co., Ltd.	19,134,672	5,516,491
Silergy Corp.	461,000	6,712,397
Sino-American Silicon Products, Inc.	758,000	3,899,694
SinoPac Financial Holdings Co., Ltd.	15,043,605	8,859,058
Synnex Technology International Corp.	1,940,956	3,661,411
Taishin Financial Holding Co., Ltd.	16,265,478	7,973,403
Taiwan Business Bank	7,604,049	3,223,149
Taiwan Cement Corp.	8,560,872	9,390,353
Taiwan Cooperative Financial Holding Co., Ltd.	14,449,199	12,459,632
Taiwan Fertilizer Co., Ltd.	1,114,508	2,030,279
Taiwan Glass Industry Corp.	2,398,311	1,804,233

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Taiwan High Speed Rail Corp.	2,997,000	2,807,369
Taiwan Mobile Co., Ltd.	2,450,524	7,572,278
Taiwan Secom Co., Ltd.	387,000	1,277,248
Taiwan Semiconductor Manufacturing Co., Ltd.	34,380,500	545,095,371
Teco Electric & Machinery Co., Ltd.	2,646,000	2,410,086
The Shanghai Commercial & Savings Bank Ltd.	4,765,000	7,832,328
Transcend Information, Inc.	419,000	917,840
U-Ming Marine Transport Corp.	572,000	860,624
Unimicron Technology Corp.	1,812,348	9,118,769
Uni-President Enterprises Corp.	6,880,676	14,716,238
United Microelectronics Corp. *	16,714,850	24,770,353
Vanguard International Semiconductor Corp.	1,286,000	3,424,562
Voltronic Power Technology Corp.	92,000	5,149,892
Walsin Lihwa Corp.	4,868,814	7,357,060
Walsin Technology Corp.	660,000	1,864,328
Wan Hai Lines Ltd.	1,281,910	3,156,505
Win Semiconductors Corp.	588,000	2,968,015
Winbond Electronics Corp.	4,066,000	2,789,122
Wistron Corp.	4,112,080	3,678,925
Wiwynn Corp.	125,000	3,559,237
Yageo Corp.	576,167	8,631,646
Yang Ming Marine Transport Corp.	2,552,000	5,458,161
Yuanta Financial Holding Co., Ltd.	17,119,949	12,519,158
Yulon Motor Co., Ltd.	813,114	1,715,392
Yulon Nissan Motor Co., Ltd.	40,000	271,796
Zhen Ding Technology Holding Ltd.	876,000	3,387,164
		1,368,974,552

Thailand 2.7%
Advanced Info Service PCL NVDR	1,576,400	8,448,592
Airports of Thailand PCL NVDR *	6,125,600	13,027,648
Asset World Corp. PCL NVDR	10,427,600	1,862,864
B Grimm Power PCL NVDR	1,074,900	1,143,024
Bangkok Bank PCL NVDR	984,400	4,019,668
Bangkok Dusit Medical Services PCL NVDR	12,706,600	10,899,607
Bangkok Expressway & Metro PCL, NVDR	11,295,790	2,994,914
Bangkok Life Assurance PCL NVDR	750,100	632,794
Banpu PCL NVDR	8,289,233	3,079,227
Berli Jucker PCL NVDR	1,448,350	1,406,664
BTS Group Holdings PCL NVDR	11,861,400	2,825,344
Bumrungrad Hospital PCL NVDR	830,200	5,343,978
Carabao Group PCL NVDR	523,200	1,416,861
Central Pattana PCL NVDR	3,946,900	8,114,285
Central Retail Corp. PCL NVDR	3,902,000	4,757,862
Charoen Pokphand Foods PCL NVDR	6,987,900	4,735,880
CP ALL PCL NVDR	8,607,700	15,865,603
Delta Electronics Thailand PCL NVDR	394,721	7,521,693
Digital Telecommunications Infrastructure Fund, Class F	7,739,600	2,875,053
Electricity Generating PCL NVDR	370,300	1,800,835
Energy Absolute PCL NVDR	2,342,851	6,427,643
Global Power Synergy PCL NVDR	951,368	1,874,949
Gulf Energy Development PCL NVDR	6,077,359	9,133,703
Home Product Center PCL NVDR	8,250,419	3,439,137
Indorama Ventures PCL NVDR	2,490,700	3,001,694
Intouch Holdings PCL NVDR	2,019,209	4,222,789
IRPC PCL NVDR	15,053,100	1,314,719
Kasikornbank PCL NVDR	2,174,969	8,912,038
Krung Thai Bank PCL NVDR	9,020,200	4,501,787
Krungthai Card PCL NVDR	1,888,400	3,145,995
Land & Houses PCL NVDR	11,699,900	3,185,000
Minor International PCL NVDR *	5,754,780	5,017,992
SECURITY	NUMBER OF SHARES	VALUE ($)
Muangthai Capital PCL NVDR	885,615	929,186
Osotspa PCL NVDR	1,985,663	1,590,670
PTT Exploration & Production PCL NVDR	1,994,504	10,632,830
PTT Global Chemical PCL NVDR	2,870,714	3,907,395
PTT Oil & Retail Business PCL NVDR	4,057,100	2,807,124
PTT PCL NVDR	20,444,200	19,276,043
Ratch Group PCL NVDR	1,609,250	1,870,956
SCB X PCL NVDR	2,472,700	7,362,356
SCG Packaging PCL NVDR	1,709,000	2,677,506
Siam City Cement PCL NVDR	129,400	550,404
Siam Makro PCL NVDR	1,980,603	2,176,333
Sri Trang Gloves Thailand PCL NVDR	1,489,800	422,459
Srisawad Corp. PCL NVDR	900,500	1,155,469
Thai Oil PCL NVDR	1,663,426	2,617,897
Thai Union Group PCL NVDR	3,983,900	1,931,793
The Siam Cement PCL NVDR	1,028,800	9,802,263
TMBThanachart Bank PCL NVDR	62,086,518	2,464,799
Total Access Communication PCL NVDR	981,000	1,147,490
True Corp. PCL NVDR	15,185,666	1,954,996
		232,227,811

Turkey 1.0%
AG Anadolu Grubu Holding A/S	183,479	1,055,844
Akbank T.A.S.	4,340,480	4,040,772
Aksa Akrilik Kimya Sanayii A/S	179,069	822,447
Aksa Enerji Uretim A/S	693,825	1,847,822
Alarko Holding A/S	201,224	910,134
Anadolu Efes Biracilik Ve Malt Sanayii A/S	252,931	874,667
Arcelik A/S	215,633	1,066,922
Aselsan Elektronik Sanayi Ve Ticaret A/S	837,864	2,186,371
Aygaz A/S	74,865	343,042
BIM Birlesik Magazalar A/S	624,190	4,515,113
Borusan Yatirim ve Pazarlama A/S	10,736	642,581
Can2 Termik A/S *	104,417	805,285
Coca-Cola Icecek A/S	103,217	1,027,513
Dogan Sirketler Grubu Holding A/S	1,401,252	633,785
Dogus Otomotiv Servis ve Ticaret A/S	44,888	377,569
EGE Endustri VE Ticaret A/S	1,902	509,208
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,771,173	1,026,863
Enerjisa Enerji A/S	262,586	407,001
Enka Insaat ve Sanayi A/S	2,456,456	3,389,964
Eregli Demir ve Celik Fabrikalari T.A.S.	1,968,039	4,515,273
Ford Otomotiv Sanayi A/S	89,637	2,144,763
Gubre Fabrikalari TAS *	124,224	1,358,895
Haci Omer Sabanci Holding A/S	1,225,227	2,763,596
Hektas Ticaret TAS *	1,706,108	3,266,525
Is Gayrimenkul Yatirim Ortakligi A/S *	619,494	324,508
Is Yatirim Menkul Degerler A/S	170,829	433,644
Iskenderun Demir ve Celik A/S	237,826	413,646
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	1,376,597	1,090,534
Kizilbuk Gayrimenkul Yatirim Ortakligi A/S *	125,442	130,341
KOC Holding A/S	1,210,849	4,597,526
Kordsa Teknik Tekstil A/S	90,765	398,325
Koza Altin Isletmeleri A/S	67,299	1,331,944
Koza Anadolu Metal Madencilik Isletmeleri A/S *	290,134	712,466
Migros Ticaret A/S *	141,039	1,017,938
MLP Saglik Hizmetleri A/S *	119,886	516,453
Nuh Cimento Sanayi A/S	92,601	500,508
Otokar Otomotiv Ve Savunma Sanayi A.S.	11,608	576,532
Oyak Cimento Fabrikalari A/S *	490,555	556,672

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pegasus Hava Tasimaciligi A/S *	51,274	1,080,968
Penta Teknoloji Urunleri Dagitim Ticaret A/S *	285,750	975,864
Petkim Petrokimya Holding A/S *	1,867,048	1,796,368
Sasa Polyester Sanayi *	518,967	3,620,005
Sinpas Gayrimenkul Yatirim Ortakligi A/S *	793,462	133,567
Sok Marketler Ticaret A/S *	424,880	566,693
TAV Havalimanlari Holding AS *	267,585	1,262,811
Tekfen Holding AS	278,255	657,256
Tofas Turk Otomobil Fabrikasi A/S	213,086	1,645,655
Turk Hava Yollari AO *	782,618	5,050,805
Turk Telekomunikasyon A/S	793,043	741,269
Turk Traktor ve Ziraat Makineleri A/S	19,138	530,482
Turkcell Iletisim Hizmetleri A/S	1,667,296	3,037,985
Turkiye Garanti Bankasi A/S	856,881	1,228,599
Turkiye Halk Bankasi A/S *	868,930	472,928
Turkiye Is Bankasi A/S, Class C	4,377,265	2,438,889
Turkiye Petrol Rafinerileri A/S *	179,180	4,638,044
Turkiye Sise ve Cam Fabrikalari A/S	2,119,039	4,456,000
Turkiye Vakiflar Bankasi T.A.O., Class D *	1,581,072	842,665
Yapi ve Kredi Bankasi A/S	4,005,055	2,595,524
Ziraat Gayrimenkul Yatirim Ortakligi A/S	1,266,367	367,776
		91,273,145

United Arab Emirates 1.8%
Abu Dhabi Commercial Bank PJSC	3,938,262	10,497,028
Abu Dhabi Islamic Bank PJSC	2,085,564	5,450,970
Abu Dhabi National Oil Co. for Distribution PJSC	4,111,611	5,104,532
Abu Dhabi Ports Co. PJSC *	1,259,814	1,989,361
ADNOC Drilling Co. PJSC	2,174,794	1,930,256
Air Arabia PJSC	3,256,509	1,835,277
AL Seer Marine Supplies & Equipment Co. LLC *	261,485	695,537
Aldar Properties PJSC	5,048,048	6,528,241
Alpha Dhabi Holding PJSC *	1,917,031	14,091,978
Apex Investment Co. PSC *	802,844	780,330
Aramex PJSC	663,117	653,548
Borouge plc	2,699,386	1,969,604
Dana Gas PJSC	5,449,874	1,341,325
Dubai Electricity & Water Authority PJSC	4,878,977	3,095,022
Dubai Financial Market PJSC	2,274,305	1,009,289
Dubai Investments PJSC	3,133,729	1,911,123
Dubai Islamic Bank PJSC	4,144,229	6,408,718
Emaar Development PJSC *	1,183,454	1,346,811
Emaar Properties PJSC	5,730,327	9,485,540
Emirates Telecommunications Group Co. PJSC	4,966,769	34,887,732
Fertiglobe plc	1,674,406	2,101,555
First Abu Dhabi Bank PJSC	6,289,427	30,137,194
Multiply Group *	4,922,818	6,513,721
Q Holding PJSC *	2,937,703	3,599,146
		153,363,838
Total Common Stocks (Cost $7,630,951,503)		8,486,104,176

PREFERRED STOCKS 1.8% OF NET ASSETS

Brazil 1.6%
Alpargatas S.A.	315,159	1,003,825
Banco Bradesco S.A.	7,491,440	22,194,538
Bradespar S.A.	410,186	2,207,398
Braskem S.A., A Shares	256,476	1,372,411
SECURITY	NUMBER OF SHARES	VALUE ($)
Centrais Eletricas Brasileiras S.A., B Shares	378,833	3,535,621
Cia de Transmissao de Energia Electrica Paulista	282,973	1,240,845
Cia Energetica de Minas Gerais	1,816,896	3,966,299
Cia Paranaense de Energia, B Shares	1,663,622	2,556,109
Gerdau S.A.	1,511,629	9,074,718
Itau Unibanco Holding S.A.	6,953,985	34,381,153
Itausa S.A.	7,420,840	12,530,817
Metalurgica Gerdau S.A.	1,022,250	2,661,178
Petroleo Brasileiro S.A.	7,995,764	40,535,306
Raizen S.A.	1,767,094	1,360,906
Unipar Carbocloro S.A., B Shares	71,477	1,320,859
Usinas Siderurgicas de Minas Gerais S.A., A Shares	531,582	790,479
		140,732,462

Chile 0.2%
Embotelladora Andina S.A., B Shares	514,550	982,591
Sociedad Quimica y Minera de Chile S.A., B Shares	194,165	19,151,008
		20,133,599

Colombia 0.0%
Grupo Aval Acciones y Valores S.A.	6,115,637	708,394
Grupo de Inversiones Suramericana S.A.	125,802	339,492
		1,047,886
Total Preferred Stocks (Cost $167,395,679)		161,913,947

SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (d)	67,129,760	67,129,760
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66% (d)(e)	28,824,360	28,824,360
		95,954,120
Total Short-Term Investments (Cost $95,954,120)		95,954,120
Total Investments in Securities (Cost $7,894,301,302)		8,743,972,243

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 12/16/22	491	24,120,375	927,265

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $26,339,813.
(b)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,026,878,126	$—	$—	$4,026,878,126
China	2,866,364,418	—	1,369,152	2,867,733,570
Greece	35,509,927	—	0*	35,509,927
Hong Kong	—	—	0*	0
India	1,548,599,543	—	7,353,553	1,555,953,096
Russia	—	—	29,457	29,457
Preferred Stocks[1]	161,913,947	—	—	161,913,947
Short-Term Investments[1]	95,954,120	—	—	95,954,120
Futures Contracts[2]	927,265	—	—	927,265
Total	$8,736,147,346	$—	$8,752,162	$8,744,899,508

*	Level 3 amount shown includes securities determined to have no value at November 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs. Mutual Funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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